Schedule of Investments (unaudited)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, 5.07%, 04/15/27	$1,166	$1,167,678
AmeriCredit Automobile Receivables Trust, 5.38%, 06/18/29	1,130	1,145,987
Capital One Multi-Asset Execution Trust, 4.95%, 10/15/27	5,067	5,083,197
CarMax Auto Owner Trust, 4.65%, 01/16/29	1,000	1,001,882
GM Financial Consumer Automobile Receivables Trust
4.47%, 02/16/28	1,000	999,099
5.78%, 08/16/28	1,220	1,240,892
5.28%, 10/16/29	850	864,145
Series 2021-1, Class A4, 0.54%, 05/17/27	419	418,909
Hyundai Auto Receivables Trust, 5.48%, 04/17/28	1,500	1,515,838
John Deere Owner Trust, 4.06%, 06/15/29	1,430	1,417,450
Santander Drive Auto Receivables Trust, 5.23%, 12/15/28	210	211,226
Verizon Master Trust
4.49%, 01/22/29	1,000	999,619
4.17%, 08/20/30	1,200	1,192,312
WF Card Issuance Trust, 4.29%, 10/15/29	600	597,560
Total Asset-Backed Securities — 0.5% (Cost: $17,822,622)		17,855,794
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 1.0%
Bank
3.46%, 01/15/63(a)	200	168,688
Series 2017-BNK5, Class A4, 3.13%, 06/15/60	827	795,598
BBCMS Mortgage Trust
5.83%, 11/15/57(a)	250	260,702
6.00%, 09/15/56(a)	4,710	5,056,256
6.35%, 12/15/55(a)	200	214,422
Series 2020-C7, Class A5, 2.04%, 04/15/53	670	578,090
Series 2021-C11, Class A5, 2.32%, 09/15/54	2,000	1,711,387
Benchmark Mortgage Trust
3.93%, 03/15/52	1,233	1,208,603
6.67%, 03/15/57	440	452,060
6.79%, 03/15/57	781	816,655
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	185	182,191
Series 2018-B6, Class AAB, 4.17%, 10/10/51	191	187,921
Series 2019-B11, Class A4, 3.28%, 05/15/52	100	92,642
Series 2020-B21, Class A4, 1.70%, 12/17/53	1,200	1,017,402
Series 2020-B21, Class A5, 1.98%, 12/17/53	800	675,519
BMO Mortgage Trust
5.74%, 02/15/57	1,000	1,026,425
5.89%, 11/15/57(a)	303	311,063
6.41%, 11/15/57(a)	928	955,859
CD Mortgage Trust
3.35%, 11/10/49	1,017	998,641
3.91%, 11/13/50(a)	100	92,553
CSAIL Commercial Mortgage Trust, 4.05%, 03/15/52	200	192,982
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.78%, 11/25/32(a)	2,000	1,899,072
4.43%, 02/25/33(a)	2,400	2,380,351
4.65%, 08/25/28(a)	1,000	1,003,784
5.40%, 01/25/29	5,000	5,156,199
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5, 2.87%, 08/15/49	$100	$95,947
JPMCC Commercial Mortgage Securities Trust, 3.28%, 07/15/50	750	736,330
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A5, 3.10%, 11/15/49	500	478,296
Morgan Stanley Capital I Trust, 2.75%, 06/15/54(a)	1,000	842,132
MSWF Commercial Mortgage Trust, 5.75%, 05/15/56	2,000	2,107,954
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class C5, 2.90%, 10/10/48	262	259,294
UBS Commercial Mortgage Trust
4.03%, 08/15/51	2,000	1,945,614
Series 2018-C12, Class ASB, 4.19%, 08/15/51	368	365,085
Wells Fargo Commercial Mortgage Trust
4.15%, 03/15/51(a)	500	480,902
Class A4, 2.34%, 08/15/54	460	394,919
Class ASB, 4.17%, 05/15/51	696	686,820
Series 2019-C51, Class A4, 3.31%, 06/15/52	2,000	1,842,763
Series 2019-C54, Class A4, 3.15%, 12/15/52	1,000	920,275
Series 2020-C56, Class A5, 2.45%, 06/15/53	130	114,917
		38,706,313
Total Collateralized Mortgage Obligations — 1.0% (Cost: $40,072,363)		38,706,313
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
5.38%, 06/15/33	147	148,275
5.40%, 10/01/48	265	258,419
		406,694
Aerospace & Defense — 0.2%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	470	448,812
General Electric Co.
4.35%, 05/01/50	50	44,218
6.75%, 03/15/32	235	262,987
Hexcel Corp., 4.20%, 02/15/27	695	681,722
Howmet Aerospace Inc., 5.95%, 02/01/37	30	32,095
Northrop Grumman Corp.
4.90%, 06/01/34	525	524,809
4.95%, 03/15/53	280	264,686
5.20%, 06/01/54	510	500,989
RTX Corp.
1.90%, 09/01/31	55	45,833
2.25%, 07/01/30	829	730,070
2.38%, 03/15/32	35	29,676
2.65%, 11/01/26	90	87,042
3.13%, 05/04/27	312	301,438
3.13%, 07/01/50	196	135,086
3.75%, 11/01/46	277	219,171
4.05%, 05/04/47	287	236,580
4.13%, 11/16/28	576	566,218
4.15%, 05/15/45	185	156,571
4.35%, 04/15/47	392	338,902
4.45%, 11/16/38	335	309,391
4.50%, 06/01/42	158	143,165

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
4.63%, 11/16/48	$244	$219,622
4.70%, 12/15/41	72	66,706
4.80%, 12/15/43	175	162,507
4.88%, 10/15/40	170	162,429
5.38%, 02/27/53	95	94,758
5.40%, 05/01/35	35	36,111
5.75%, 11/08/26	60	61,221
5.75%, 01/15/29	50	52,167
6.00%, 03/15/31	150	159,755
6.05%, 06/01/36	75	81,222
6.10%, 03/15/34	35	37,703
6.13%, 07/15/38	210	228,303
6.40%, 03/15/54	85	97,122
7.50%, 09/15/29	15	16,793
		7,535,880
Agriculture — 0.1%
Archer-Daniels-Midland Co.
2.70%, 09/15/51	110	70,422
2.90%, 03/01/32	50	44,336
3.25%, 03/27/30	348	325,065
3.75%, 09/15/47	124	97,663
4.02%, 04/16/43	28	24,126
4.50%, 08/15/33	165	161,283
4.50%, 03/15/49	55	49,104
4.54%, 03/26/42	57	52,532
5.94%, 10/01/32	297	321,998
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	1,655	1,464,693
3.25%, 08/15/26	1,631	1,592,252
3.75%, 09/25/27	889	870,003
4.10%, 01/07/28	145	142,657
4.20%, 09/17/29	80	78,469
4.65%, 09/17/34	45	43,698
		5,338,301
Airlines — 0.0%
Southwest Airlines Co., 2.63%, 02/10/30(b)	100	89,366
Apparel — 0.0%
NIKE Inc.
3.25%, 03/27/40	75	60,390
3.38%, 03/27/50	208	155,015
Tapestry Inc., 4.13%, 07/15/27	92	90,282
		305,687
Auto Manufacturers — 0.3%
American Honda Finance Corp.
1.80%, 01/13/31	495	418,931
2.00%, 03/24/28	310	286,054
2.25%, 01/12/29	390	355,804
2.30%, 09/09/26	205	197,391
2.35%, 01/08/27	145	138,899
4.45%, 10/22/27	175	174,477
4.60%, 04/17/30	140	139,564
4.70%, 01/12/28	95	95,718
4.85%, 10/23/31	175	174,639
4.90%, 03/12/27	125	126,128
4.90%, 07/09/27	100	100,992
4.90%, 01/10/34	255	254,006
5.05%, 07/10/31	100	101,120
5.13%, 07/07/28	25	25,480
5.65%, 11/15/28	55	57,148
Security	Par (000)	Value
Auto Manufacturers (continued)
Cummins Inc.
1.50%, 09/01/30	$919	$779,995
2.60%, 09/01/50	330	209,629
4.88%, 10/01/43	402	385,018
4.90%, 02/20/29	145	147,314
5.15%, 02/20/34	855	878,685
5.45%, 02/20/54	35	35,979
Ford Motor Co.
5.29%, 12/08/46(b)	90	81,496
7.40%, 11/01/46	365	404,802
Ford Motor Credit Co. LLC
3.63%, 06/17/31	55	48,660
5.11%, 05/03/29	20	19,675
7.12%, 11/07/33	545	587,117
General Motors Co.
5.00%, 04/01/35	120	115,969
5.15%, 04/01/38	160	152,250
5.20%, 04/01/45	269	245,898
5.40%, 04/01/48	45	41,935
5.95%, 04/01/49	105	105,111
6.25%, 10/02/43	165	170,041
6.60%, 04/01/36	226	244,630
6.75%, 04/01/46	189	206,156
General Motors Financial Co. Inc.
2.35%, 01/08/31	25	21,315
2.40%, 10/15/28	35	31,995
2.70%, 06/10/31	340	293,856
3.10%, 01/12/32	190	165,941
3.60%, 06/21/30	125	115,937
4.30%, 04/06/29	80	77,937
5.65%, 01/17/29	10	10,260
5.85%, 04/06/30	25	25,935
6.40%, 01/09/33	315	334,553
Honda Motor Co. Ltd., 2.97%, 03/10/32	165	147,083
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	317	376,917
Toyota Motor Credit Corp.
2.15%, 02/13/30	162	143,662
3.05%, 01/11/28	247	236,925
3.65%, 01/08/29	231	223,709
4.45%, 05/18/26	140	140,038
4.55%, 09/20/27	50	50,203
4.55%, 05/17/30	180	179,092
4.70%, 01/12/33	200	199,482
		10,281,551
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51	509	312,454
4.35%, 03/15/29	270	265,453
4.40%, 10/01/46	74	58,428
5.40%, 03/15/49	127	114,544
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32	235	206,803
4.15%, 05/01/52	270	201,183
Aptiv PLC/Aptiv Global Financing DAC, 5.75%, 09/13/54	200	187,056
BorgWarner Inc., 4.38%, 03/15/45	61	51,600
Lear Corp.
3.50%, 05/30/30	259	238,807
3.55%, 01/15/52	120	83,787
3.80%, 09/15/27	141	137,521

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
4.25%, 05/15/29	$247	$239,555
5.25%, 05/15/49	117	106,312
Magna International Inc., 5.50%, 03/21/33	50	51,751
		2,255,254
Banks — 5.2%
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	250	246,882
4.90%, 07/16/27	250	253,029
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(a)	345	325,611
2.96%, 03/25/31	245	217,881
3.23%, 11/22/32, (1-year CMT + 1.600%)(a)	235	203,605
3.49%, 05/28/30	5	4,604
3.80%, 02/23/28	15	14,504
4.18%, 03/24/28, (1-year CMT + 2.000%)(a)	830	814,825
4.25%, 04/11/27	5	4,931
4.38%, 04/12/28	465	457,209
6.35%, 03/14/34	400	417,574
6.61%, 11/07/28	5	5,321
6.92%, 08/08/33	465	502,726
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.960%)(a)	590	561,894
1.90%, 07/23/31, (1-day SOFR + 1.530%)(a)	95	81,193
1.92%, 10/24/31, (1-day SOFR + 1.370%)(a)	245	207,472
2.09%, 06/14/29, (1-day SOFR + 1.060%)(a)	135	123,290
2.30%, 07/21/32, (1-day SOFR + 1.220%)(a)	150	127,408
2.48%, 09/21/36, (5-year CMT + 1.200%)(a)	615	511,190
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(a)	298	265,921
2.55%, 02/04/28, (1-day SOFR + 1.050%)(a)	50	47,723
2.57%, 10/20/32, (1-day SOFR + 1.210%)(a)	125	107,658
2.59%, 04/29/31, (1-day SOFR + 2.150%)(a)	339	302,278
2.68%, 06/19/41, (1-day SOFR + 1.930%)(a)	215	156,410
2.69%, 04/22/32, (1-day SOFR + 1.320%)(a)	375	328,952
2.83%, 10/24/51, (1-day SOFR + 1.880%)(a)	359	236,565
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(a)	193	176,626
2.97%, 02/04/33, (1-day SOFR + 1.330%)(a)	512	449,010
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)	547	372,132
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(a)	185	172,502
3.25%, 10/21/27	380	367,457
3.31%, 04/22/42, (1-day SOFR + 1.580%)(a)	200	157,121
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(a)	420	403,822
3.50%, 04/19/26	172	169,548
3.56%, 04/23/27, (3-mo. CME Term SOFR + 1.322%)(a)	95	93,403
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(a)	80	77,691
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(a)	10	9,760
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(a)	210	206,022
3.85%, 03/08/37, (5-year CMT + 2.000%)(a)	365	329,869
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(a)	226	185,039
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(a)	325	317,016
Security	Par (000)	Value
Banks (continued)
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(a)	$291	$281,444
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(a)	180	160,120
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(a)	1,041	867,328
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(a)	635	585,261
4.25%, 10/22/26	247	244,958
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(a)	410	403,296
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(a)	493	427,533
4.38%, 04/27/28, (1-day SOFR + 1.580%)(a)	75	74,379
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(a)	585	519,704
4.45%, 03/03/26	140	139,429
4.57%, 04/27/33, (1-day SOFR + 1.830%)(a)	820	798,208
4.88%, 04/01/44	196	188,989
4.95%, 07/22/28, (1-day SOFR + 2.040%)(a)	185	185,916
5.00%, 01/21/44	533	522,569
5.02%, 07/22/33, (1-day SOFR + 2.160%)(a)	720	722,936
5.08%, 01/20/27, (1-day SOFR + 1.290%)(a)	220	220,707
5.20%, 04/25/29, (1-day SOFR + 1.630%)(a)	230	232,918
5.29%, 04/25/34, (1-day SOFR + 1.910%)(a)	775	787,649
5.47%, 01/23/35, (1-day SOFR + 1.650%)(a)	70	71,990
5.87%, 09/15/34, (1-day SOFR + 1.840%)(a)	85	89,729
5.88%, 02/07/42	269	292,077
6.11%, 01/29/37	700	749,479
6.20%, 11/10/28, (1-day SOFR + 1.990%)(a)	120	124,906
6.22%, 09/15/26	85	87,251
7.75%, 05/14/38	600	728,521
Series L, 4.18%, 11/25/27	275	270,485
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(a)	110	96,397
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(a)	430	323,835
Bank of Montreal
1.25%, 09/15/26	150	141,517
2.65%, 03/08/27	65	62,496
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(a)	1,070	1,025,423
5.30%, 06/05/26	100	101,074
5.51%, 06/04/31	75	77,342
5.72%, 09/25/28	75	77,847
Series H, 4.70%, 09/14/27	90	90,347
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27(b)	195	185,887
2.45%, 08/17/26	343	332,300
2.50%, 01/26/32	95	82,541
2.80%, 05/04/26	306	299,081
3.00%, 10/30/28	249	235,004
3.25%, 05/16/27	187	181,898
3.30%, 08/23/29	815	766,167
3.40%, 01/29/28	420	407,416
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(a)	879	856,980
3.85%, 04/28/28	660	648,362
3.85%, 04/26/29	115	112,299
3.99%, 06/13/28, (1-day SOFR + 1.151%)(a)	100	98,516
4.54%, 02/01/29, (1-day SOFR + 1.169%)(a)	100	99,984

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.71%, 02/01/34, (1-day SOFR + 1.512%)(a)	$100	$98,552
4.89%, 07/21/28, (1-day SOFR + 0.840%)(a)	200	201,479
4.95%, 04/26/27, (1-day SOFR + 1.026%)(a)	150	150,602
4.97%, 04/26/34, (1-day SOFR + 1.606%)(a)	65	65,118
5.06%, 07/22/32, (1-day SOFR + 1.230%)(a)	200	202,991
5.19%, 03/14/35, (1-day SOFR + 1.418%)(a)	105	106,944
5.23%, 11/20/35, (1-day SOFR + 1.253%)(a)	175	178,797
5.61%, 07/21/39, (1-day SOFR + 1.770%)(a)	50	51,309
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(a)	40	41,316
5.83%, 10/25/33, (1-day SOFR Index + 2.074%)(a)	130	137,818
6.32%, 10/25/29, (1-day SOFR + 1.598%)(a)	95	100,695
6.47%, 10/25/34, (1-day SOFR + 1.845%)(a)	200	221,100
Series J, 1.90%, 01/25/29	150	135,637
Bank of Nova Scotia (The)
1.05%, 03/02/26	1,330	1,273,846
1.30%, 09/15/26	305	288,151
1.35%, 06/24/26	115	109,585
1.95%, 02/02/27	485	459,495
2.15%, 08/01/31	1,645	1,392,077
2.45%, 02/02/32	180	153,915
2.70%, 08/03/26	1,496	1,451,056
2.95%, 03/11/27	1,110	1,072,389
4.40%, 09/08/28, (1-day SOFR + 1.000%)(a)	150	149,025
4.50%, 12/16/25	1,576	1,567,416
4.59%, 05/04/37, (5-year CMT + 2.050%)(a)	25	23,435
4.74%, 11/10/32, (1-day SOFR + 1.440%)(a)(b)	100	98,608
4.75%, 02/02/26	1,085	1,086,735
4.85%, 02/01/30	235	236,245
5.35%, 12/07/26	245	248,703
5.40%, 06/04/27	1,335	1,362,070
5.45%, 08/01/29	125	128,659
5.65%, 02/01/34	110	114,792
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(a)	450	427,388
2.65%, 06/24/31, (1-year CMT + 1.900%)(a)	125	109,988
2.67%, 03/10/32, (1-year CMT + 1.200%)(a)	240	207,768
2.89%, 11/24/32, (1-year CMT + 1.300%)(a)	480	413,648
3.56%, 09/23/35, (5-year CMT + 2.900%)(a)	260	231,990
4.34%, 01/10/28	260	255,903
4.38%, 01/12/26	445	442,830
4.84%, 05/09/28	515	509,689
4.95%, 01/10/47	395	370,873
4.97%, 05/16/29, (3-mo. LIBOR US + 1.902%)(a)	285	284,970
5.09%, 06/20/30, (3-mo. LIBOR US + 3.054%)(a)	400	395,077
5.20%, 05/12/26	355	355,225
5.25%, 08/17/45	105	103,317
5.34%, 09/10/35, (1-day SOFR + 1.910%)(a)	225	222,413
5.50%, 08/09/28, (1-year CMT + 2.650%)(a)	375	379,795
5.67%, 03/12/28, (1-day SOFR +1.490%)(a)	200	203,043
5.69%, 03/12/30, (1-day SOFR +1.740%)(a)	250	255,357
5.75%, 08/09/33, (1-year CMT + 3.000%)(a)	10	10,240
5.83%, 05/09/27, (1-day SOFR + 2.210%)(a)	225	227,556
6.04%, 03/12/55, (1-day SOFR + 2.420%)(a)	200	212,142
6.22%, 05/09/34, (1-day SOFR + 2.980%)(a)	250	263,429
6.69%, 09/13/34, (1-day SOFR + 2.620%)(a)	130	141,634
7.12%, 06/27/34, (1-day SOFR + 3.570%)(a)	275	300,034
7.39%, 11/02/28, (1-year CMT + 3.300%)(a)	200	212,909
Security	Par (000)	Value
Banks (continued)
7.44%, 11/02/33, (1-year CMT + 3.500%)(a)	$240	$271,316
BPCE SA, 3.38%, 12/02/26	965	943,046
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	120	110,435
4.51%, 09/11/27, (1-day SOFR + 0.930%)(a)	125	124,569
4.63%, 09/11/30, (1-day SOFR + 1.335%)(a)	125	123,798
5.00%, 04/28/28	350	353,524
5.24%, 06/28/27	200	203,036
5.26%, 04/08/29	200	204,030
5.62%, 07/17/26	75	76,082
5.93%, 10/02/26	25	25,565
5.99%, 10/03/28	90	93,989
6.09%, 10/03/33	565	605,825
Citigroup Inc.
2.56%, 05/01/32, (1-day SOFR + 1.167%)(a)	195	168,607
2.57%, 06/03/31, (1-day SOFR + 2.107%)(a)	250	221,255
2.67%, 01/29/31, (1-day SOFR + 1.146%)(a)	317	284,109
2.98%, 11/05/30, (1-day SOFR + 1.422%)(a)	315	288,535
3.07%, 02/24/28, (1-day SOFR + 1.280%)(a)	320	308,488
3.20%, 10/21/26	175	170,299
3.40%, 05/01/26	140	137,482
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(a)	140	135,269
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(a)	75	72,858
3.70%, 01/12/26	87	86,080
3.79%, 03/17/33, (1-day SOFR + 1.939%)(a)	507	466,535
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(a)	610	530,451
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(a)	185	181,629
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(a)	70	67,528
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(a)	121	118,378
4.13%, 07/25/28	256	250,415
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(a)	209	179,764
4.30%, 11/20/26	155	153,721
4.41%, 03/31/31, (1-day SOFR + 3.914%)(a)	285	277,937
4.45%, 09/29/27	597	590,877
4.60%, 03/09/26	110	109,685
4.65%, 07/30/45	404	368,576
4.65%, 07/23/48	630	568,825
4.66%, 05/24/28, (1-day SOFR + 1.887%)(a)	25	24,920
4.75%, 05/18/46	260	236,550
4.91%, 05/24/33, (1-day SOFR + 2.086%)(a)	30	29,679
5.17%, 02/13/30, (1-day SOFR + 1.364%)(a)	70	70,820
5.30%, 05/06/44	226	223,853
5.32%, 03/26/41, (1-day SOFR + 4.548%)(a)	355	354,990
5.45%, 06/11/35, (1-day SOFR + 1.447%)(a)	200	205,091
5.83%, 02/13/35, (1-day SOFR + 2.056%)(a)	480	489,034
5.88%, 02/22/33	281	293,962
5.88%, 01/30/42	295	316,057
6.00%, 10/31/33	122	128,616
6.13%, 08/25/36	10	10,552
6.17%, 05/25/34, (1-day SOFR + 2.661%)(a)	520	544,265
6.27%, 11/17/33, (1-day SOFR + 2.338%)(a)	170	183,079
6.63%, 01/15/28	323	342,918
6.63%, 06/15/32	582	634,773
6.68%, 09/13/43	191	219,668

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
8.13%, 07/15/39	$609	$776,459
Citizens Bank NA/Providence RI, 3.75%, 02/18/26	20	19,733
Citizens Financial Group Inc.
2.50%, 02/06/30	95	84,069
2.85%, 07/27/26	282	273,121
3.25%, 04/30/30	205	188,121
5.64%, 05/21/37, (5-year CMT + 2.750%)(a)	210	206,961
Comerica Inc., 4.00%, 02/01/29	294	282,234
Cooperatieve Rabobank UA
3.75%, 07/21/26	275	269,369
5.25%, 05/24/41	26	26,556
5.25%, 08/04/45	147	145,577
5.75%, 12/01/43	242	252,624
Deutsche Bank AG, 4.10%, 01/13/26	340	337,315
Deutsche Bank AG/New York
2.31%, 11/16/27, (1-day SOFR + 1.219%)(a)	440	417,599
2.55%, 01/07/28, (1-day SOFR + 1.318%)(a)	470	446,501
3.04%, 05/28/32, (1-day SOFR + 1.718%)(a)	470	407,811
3.55%, 09/18/31, (1-day SOFR + 3.043%)(a)	675	616,734
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(a)	85	82,509
5.00%, 09/11/30, (1-day SOFR + 1.700%)(a)	260	256,976
5.40%, 09/11/35, (1-day SOFR + 2.050%)(a)	415	405,533
6.72%, 01/18/29, (1-day SOFR + 3.180%)(a)	205	214,331
6.82%, 11/20/29, (1-day SOFR + 2.510%)(a)	305	322,394
7.08%, 02/10/34, (1-day SOFR + 3.650%)(a)	200	210,480
7.15%, 07/13/27, (1-day SOFR + 2.520%)(a)	155	160,110
Discover Bank
2.70%, 02/06/30	215	191,816
3.45%, 07/27/26	515	503,368
4.25%, 03/13/26	30	29,773
4.65%, 09/13/28	450	445,899
Fifth Third Bancorp
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(a)	20	20,785
8.25%, 03/01/38	201	246,287
First Horizon Bank, 5.75%, 05/01/30	90	90,478
Goldman Sachs Capital I, 6.35%, 02/15/34	320	339,167
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26, (1-day SOFR + 0.789%)(a)	170	163,710
1.54%, 09/10/27, (1-day SOFR + 0.818%)(a)	330	311,560
1.95%, 10/21/27, (1-day SOFR + 0.913%)(a)	190	180,067
1.99%, 01/27/32, (1-day SOFR + 1.090%)(a)	305	256,467
2.38%, 07/21/32, (1-day SOFR + 1.248%)(a)	290	247,456
2.60%, 02/07/30	152	136,622
2.62%, 04/22/32, (1-day SOFR + 1.281%)(a)	387	336,790
2.64%, 02/24/28, (1-day SOFR + 1.114%)(a)	305	291,123
2.65%, 10/21/32, (1-day SOFR + 1.264%)(a)	165	142,274
2.91%, 07/21/42, (1-day SOFR + 1.472%)(a)	25	18,412
3.10%, 02/24/33, (1-day SOFR + 1.410%)(a)	620	547,663
3.21%, 04/22/42, (1-day SOFR + 1.513%)(a)	262	201,831
3.44%, 02/24/43, (1-day SOFR + 1.632%)(a)	45	35,449
3.50%, 11/16/26	5	4,890
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(a)	317	308,593
3.75%, 02/25/26	230	227,533
3.80%, 03/15/30	85	80,966
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(a)	532	515,565
3.85%, 01/26/27	467	459,396
Security	Par (000)	Value
Banks (continued)
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(a)	$710	$627,205
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(a)	665	653,280
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(a)	499	456,298
4.75%, 10/21/45	571	531,416
4.80%, 07/08/44	485	455,118
5.15%, 05/22/45	224	216,566
5.95%, 01/15/27	155	159,232
6.13%, 02/15/33	580	635,084
6.25%, 02/01/41	530	583,325
6.45%, 05/01/36	244	267,560
6.56%, 10/24/34, (1-day SOFR + 1.950%)(a)	195	214,887
6.75%, 10/01/37	646	716,445
HSBC Bank USA NA, 7.00%, 01/15/39	580	670,688
HSBC Bank USA NA/New York, 5.88%, 11/01/34	30	31,643
HSBC Holdings PLC
2.21%, 08/17/29, (1-day SOFR + 1.285%)(a)	285	258,034
2.36%, 08/18/31, (1-day SOFR + 1.947%)(a)	150	129,459
2.80%, 05/24/32, (1-day SOFR + 1.187%)(a)	565	489,332
2.85%, 06/04/31, (1-day SOFR + 2.387%)(a)	135	120,313
2.87%, 11/22/32, (1-day SOFR + 1.410%)(a)	80	69,101
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(a)	870	831,854
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(a)	635	622,986
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(a)	610	602,210
4.76%, 06/09/28, (1-day SOFR + 2.110%)(a)	415	413,197
4.76%, 03/29/33, (1-day SOFR + 2.530%)(a)	25	23,902
4.95%, 03/31/30	490	492,325
5.29%, 11/19/30, (1-day SOFR + 1.290%)(a)	200	201,715
5.72%, 03/04/35, (1-day SOFR + 1.780%)(a)	220	226,895
6.10%, 01/14/42	530	587,208
6.25%, 03/09/34, (1-day SOFR + 2.390%)(a)	380	404,306
6.50%, 05/02/36	275	295,165
6.50%, 09/15/37	700	749,529
6.55%, 06/20/34, (1-day SOFR + 2.980%)(a)	385	407,072
6.80%, 06/01/38	315	342,529
7.39%, 11/03/28, (1-day SOFR + 3.350%)(a)	200	213,176
7.40%, 11/13/34, (1-day SOFR + 3.020%)(a)	235	261,603
8.11%, 11/03/33, (1-day SOFR + 4.250%)(a)	200	230,658
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(a)	215	176,121
2.55%, 02/04/30	504	448,741
4.44%, 08/04/28, (1-day SOFR + 1.970%)(a)	65	64,331
5.02%, 05/17/33, (1-day SOFR + 2.050%)(a)	172	169,994
5.27%, 01/15/31, (1-day SOFR + 1.276%)(a)	25	25,316
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(a)	5	5,120
Huntington National Bank (The), 4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(a)	95	94,315
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.316%)(a)	480	420,368
3.95%, 03/29/27	875	860,175
4.05%, 04/09/29	195	189,485
4.25%, 03/28/33, (1-day SOFR + 2.070%)(a)	225	213,222
4.55%, 10/02/28	210	208,569
5.55%, 03/19/35, (1-day SOFR + 1.770%)(a)	5	5,100
6.11%, 09/11/34, (1-day SOFR + 2.090%)(a)	20	21,185

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
JPMorgan Chase & Co.
1.47%, 09/22/27, (1-day SOFR + 0.765%)(a)	$80	$75,507
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(a)	40	33,685
1.95%, 02/04/32, (1-day SOFR + 1.065%)(a)	245	206,576
2.52%, 04/22/31, (1-day SOFR + 2.040%)(a)	215	191,567
2.55%, 11/08/32, (1-day SOFR + 1.180%)(a)	260	223,674
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(a)	197	171,800
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(a)	266	242,319
2.95%, 10/01/26	135	131,411
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(a)	70	63,344
2.96%, 01/25/33, (1-day SOFR + 1.260%)(a)	485	426,843
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(a)	153	119,115
3.11%, 04/22/51, (1-day SOFR + 2.440%)(a)	598	421,299
3.20%, 06/15/26	155	152,011
3.33%, 04/22/52, (1-day SOFR + 1.580%)(a)	625	457,385
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(a)	262	252,920
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(a)	250	243,216
3.63%, 12/01/27	60	58,401
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(a)	110	105,309
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(a)	105	102,985
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(a)	598	527,818
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(a)	356	291,885
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(a)	546	451,531
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(a)	272	265,940
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(a)	310	260,029
4.13%, 12/15/26	204	202,317
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(a)	475	466,458
4.25%, 10/01/27	155	154,232
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(a)	534	466,202
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(a)	439	433,795
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(a)	282	277,910
4.59%, 04/26/33, (1-day SOFR + 1.800%)(a)	497	485,616
4.85%, 02/01/44	311	300,118
4.91%, 07/25/33, (1-day SOFR + 2.080%)(a)	1,175	1,175,636
4.95%, 06/01/45	262	250,588
5.30%, 07/24/29, (1-day SOFR + 1.450%)(a)	275	279,855
5.34%, 01/23/35, (1-day SOFR + 1.620%)(a)	270	274,888
5.35%, 06/01/34, (1-day SOFR + 1.845%)(a)	545	558,103
5.40%, 01/06/42	385	396,031
5.50%, 10/15/40	360	373,159
5.60%, 07/15/41	475	497,950
5.72%, 09/14/33, (1-day SOFR + 2.580%)(a)	545	564,948
5.77%, 04/22/35, (1-day SOFR + 1.490%)(a)	150	157,478
Security	Par (000)	Value
Banks (continued)
6.25%, 10/23/34, (1-day SOFR + 1.810%)(a)	$450	$487,490
6.40%, 05/15/38	520	586,028
7.63%, 10/15/26	195	205,688
8.00%, 04/29/27	100	107,811
8.75%, 09/01/30	560	667,872
KeyBank NA/Cleveland OH
3.90%, 04/13/29	62	58,516
4.90%, 08/08/32	50	48,440
6.95%, 02/01/28	80	83,546
KeyCorp
2.25%, 04/06/27	90	84,874
2.55%, 10/01/29	330	296,492
4.10%, 04/30/28	125	121,831
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(c)	1,013	616,605
0.00%, 06/29/37(c)	785	452,334
0.63%, 01/22/26	2,375	2,277,425
0.75%, 09/30/30	715	590,630
1.00%, 10/01/26	1,365	1,287,830
1.75%, 09/14/29	1,011	907,906
2.88%, 04/03/28	2,577	2,474,107
3.00%, 05/20/27	225	218,857
3.75%, 02/15/28	1,755	1,733,136
Landwirtschaftliche Rentenbank, Series 37, 2.50%, 11/15/27	195	185,936
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(a)	190	181,284
3.57%, 11/07/28, (3-mo. LIBOR US + 1.205%)(a)	390	375,966
3.75%, 01/11/27	280	274,472
4.34%, 01/09/48	350	288,594
4.38%, 03/22/28	425	419,276
4.55%, 08/16/28	340	337,295
4.58%, 12/10/25	510	506,903
4.65%, 03/24/26	415	412,566
4.98%, 08/11/33, (1-year CMT + 2.300%)(a)	65	63,975
5.09%, 11/26/28, (1-year CMT + 0.850%)(a)	200	201,033
5.30%, 12/01/45	155	147,688
5.59%, 11/26/35, (1-year CMT + 1.200%)(a)	200	203,430
5.68%, 01/05/35, (1-year CMT + 1.750%)(a)	30	30,652
5.72%, 06/05/30, (1-year CMT + 1.070%)(a)	200	205,742
5.87%, 03/06/29, (1-year CMT + 1.700%)(a)	300	308,401
5.99%, 08/07/27, (1-year CMT + 1.480%)(a)	200	203,420
7.95%, 11/15/33, (1-year CMT + 3.750%)(a)	455	519,032
Mitsubishi UFJ Financial Group Inc.
1.64%, 10/13/27, (1-year CMT + 0.670%)(a)	120	113,417
2.31%, 07/20/32, (1-year CMT + 0.950%)(a)	180	153,798
2.34%, 01/19/28, (1-year CMT + 0.830%)(a)	110	104,718
2.49%, 10/13/32, (1-year CMT + 0.970%)(a)	105	90,396
2.76%, 09/13/26	340	329,130
3.20%, 07/18/29	285	267,381
3.29%, 07/25/27	170	164,963
3.68%, 02/22/27	90	88,399
3.74%, 03/07/29	165	159,827
3.75%, 07/18/39	290	253,191
3.96%, 03/02/28	55	54,152
4.05%, 09/11/28	85	83,715
4.15%, 03/07/39	139	128,266
4.29%, 07/26/38	160	149,929
4.32%, 04/19/33, (1-year CMT + 1.550%)(a)	20	19,227
5.13%, 07/20/33, (1-year CMT + 2.125%)(a)	135	136,704

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.24%, 04/19/29, (1-year CMT + 1.700%)(a)	$205	$208,545
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)	105	108,566
5.42%, 02/22/29, (1-year CMT + 1.380%)(a)	390	398,374
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)	55	56,911
Mizuho Financial Group Inc.
1.55%, 07/09/27, (1-year CMT + 0.750%)(a)	145	137,805
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(a)	5	4,260
2.17%, 05/22/32, (1-year CMT + 0.870%)(a)	35	29,615
2.56%, 09/13/31	330	282,217
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.332%)(a)	177	157,265
2.84%, 09/13/26	20	19,396
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(a)	110	100,698
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(a)	217	201,560
3.17%, 09/11/27	55	52,908
3.66%, 02/28/27	90	88,107
4.02%, 03/05/28	260	254,962
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(a)	329	322,462
5.38%, 05/26/30, (1-year CMT + 1.120%)(a)	200	204,021
5.38%, 07/10/30, (1-year CMT + 1.080%)(a)	200	204,178
5.58%, 05/26/35, (1-year CMT + 1.300%)(a)	200	207,048
5.59%, 07/10/35, (1-year CMT + 1.300%)(a)	200	207,014
5.67%, 05/27/29, (1-year CMT + 1.500%)(a)	70	71,995
5.67%, 09/13/33, (1-year CMT + 2.400%)(a)	310	321,971
5.75%, 05/27/34, (1-year CMT + 1.800%)(a)	90	94,000
5.75%, 07/06/34, (1-year CMT + 1.900%)(a)	220	229,793
5.78%, 07/06/29, (1-year CMT + 1.650%)(a)	280	289,043
Morgan Stanley
0.99%, 12/10/26, (1-day SOFR + 0.720%)(a)	875	841,226
1.51%, 07/20/27, (1-day SOFR + 0.858%)(a)	230	218,067
1.59%, 05/04/27, (1-day SOFR + 0.879%)(a)	560	535,222
1.79%, 02/13/32, (1-day SOFR + 1.034%)(a)	430	358,192
1.93%, 04/28/32, (1-day SOFR + 1.020%)(a)	160	133,360
2.24%, 07/21/32, (1-day SOFR + 1.178%)(a)	500	422,829
2.48%, 01/21/28, (1-day SOFR + 1.000%)(a)	110	104,933
2.48%, 09/16/36, (1-day SOFR + 1.360%)(a)	25	20,683
2.51%, 10/20/32, (1-day SOFR + 1.200%)(a)	295	252,495
2.70%, 01/22/31, (1-day SOFR + 1.143%)(a)	357	322,028
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)	400	264,243
2.94%, 01/21/33, (1-day SOFR + 1.290%)(a)	240	210,187
3.13%, 07/27/26	245	239,312
3.59%, 07/22/28(a)	632	611,864
3.62%, 04/01/31, (1-day SOFR + 3.120%)(a)	364	342,824
3.63%, 01/20/27	320	314,655
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(a)	569	552,903
3.88%, 01/27/26	280	277,672
3.95%, 04/23/27	500	491,430
3.97%, 07/22/38(a)	780	693,273
4.30%, 01/27/45	775	683,731
4.35%, 09/08/26	375	372,463
4.38%, 01/22/47	567	502,659
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(a)	247	243,382
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(a)	495	461,764
4.65%, 10/18/30, (1-day SOFR +1.100%)(a)	225	223,395
Security	Par (000)	Value
Banks (continued)
4.89%, 07/20/33, (1-day SOFR + 2.076%)(a)	$45	$44,587
5.04%, 07/19/30, (1-day SOFR +1.215%)(a)	90	90,731
5.05%, 01/28/27, (1-day SOFR + 1.295%)(a)	185	185,565
5.12%, 02/01/29, (1-day SOFR + 1.730%)(a)	115	116,216
5.16%, 04/20/29, (1-day SOFR + 1.590%)(a)	345	349,040
5.25%, 04/21/34, (1-day SOFR + 1.870%)(a)	280	282,929
5.30%, 04/20/37, (1-day SOFR + 2.620%)(a)	400	395,893
5.32%, 07/19/35, (1-day SOFR +1.555%)(a)	180	183,085
5.42%, 07/21/34, (1-day SOFR + 1.880%)(a)	370	377,241
5.45%, 07/20/29, (1-day SOFR + 1.630%)(a)	90	91,958
5.47%, 01/18/35, (1-day SOFR + 1.730%)(a)	140	143,375
5.52%, 11/19/55, (1-day SOFR +1.710%)(a)	280	289,688
5.60%, 03/24/51, (1-day SOFR + 4.840%)(a)	293	307,248
5.83%, 04/19/35, (1-day SOFR +1.580%)(a)	575	603,951
5.94%, 02/07/39, (5-year CMT + 1.800%)(a)	435	446,548
5.95%, 01/19/38, (5-year CMT + 2.430%)(a)	415	425,352
6.25%, 08/09/26	575	589,991
6.30%, 10/18/28, (1-day SOFR + 2.240%)(a)	55	57,255
6.34%, 10/18/33, (1-day SOFR + 2.560%)(a)	300	325,099
6.38%, 07/24/42	531	603,319
6.41%, 11/01/29, (1-day SOFR + 1.830%)(a)	75	79,232
6.63%, 11/01/34, (1-day SOFR + 2.050%)(a)	180	199,010
7.25%, 04/01/32	829	954,450
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(a)	250	248,767
4.75%, 04/21/26	295	295,882
5.88%, 10/30/26	250	256,002
National Australia Bank Ltd./New York
2.50%, 07/12/26	342	331,856
3.38%, 01/14/26	100	98,738
4.90%, 06/13/28	250	253,490
4.94%, 01/12/28	250	253,574
4.97%, 01/12/26	250	251,177
National Bank of Canada
5.60%, 07/02/27, (1-day SOFR +1.036%)(a)	3,025	3,061,375
5.60%, 12/18/28	2,618	2,693,319
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(a)	185	176,067
3.03%, 11/28/35, (5-year CMT + 2.350%)(a)	495	432,965
3.07%, 05/22/28, (1-year CMT + 2.550%)(a)	85	81,439
4.45%, 05/08/30, (3-mo. LIBOR US + 1.871%)(a)	679	663,214
4.80%, 04/05/26	675	675,291
4.89%, 05/18/29, (3-mo. LIBOR US + 1.754%)(a)	435	434,211
5.08%, 01/27/30, (3-mo. LIBOR US + 1.905%)(a)	815	816,620
5.58%, 03/01/28, (1-year CMT + 1.100%)(a)	200	203,014
5.78%, 03/01/35, (1-year CMT + 1.500%)(a)	215	221,500
5.81%, 09/13/29, (1-year CMT + 1.950%)(a)	205	210,846
6.48%, 06/01/34, (5-year CMT + 2.200%)(a)	200	207,392
Northern Trust Corp.
3.15%, 05/03/29	896	850,315
3.38%, 05/08/32, (3-mo. LIBOR US + 1.131%)(a)	560	538,541
3.65%, 08/03/28	519	505,622
6.13%, 11/02/32	115	124,663
PNC Bank NA
3.10%, 10/25/27	270	259,661
3.25%, 01/22/28	100	96,288
4.05%, 07/26/28	265	258,626

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	$50	$47,253
2.31%, 04/23/32, (1-day SOFR + 0.979%)(a)	10	8,586
2.55%, 01/22/30	415	374,013
2.60%, 07/23/26	241	233,625
3.15%, 05/19/27	185	179,105
3.45%, 04/23/29	638	608,999
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(a)	60	57,734
4.76%, 01/26/27, (1-day SOFR Index + 1.085%)(a)	90	89,992
4.81%, 10/21/32, (1-day SOFR + 1.259%)(a)	250	247,838
5.07%, 01/24/34, (1-day SOFR + 1.933%)(a)	245	244,164
5.10%, 07/23/27, (1-day SOFR + 0.796%)(a)	275	276,544
5.30%, 01/21/28, (1-day SOFR + 1.342%)(a)	25	25,296
5.35%, 12/02/28, (1-day SOFR + 1.620%)(a)	225	229,140
5.40%, 07/23/35, (1-day SOFR + 1.599%)(a)	150	152,892
5.49%, 05/14/30, (1-day SOFR + 1.198%)(a)	100	102,636
5.58%, 06/12/29, (1-day SOFR + 1.841%)(a)	266	272,685
5.68%, 01/22/35, (1-day SOFR + 1.902%)(a)	120	124,436
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)	185	195,560
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(a)	215	227,734
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(a)	65	67,111
6.88%, 10/20/34, (1-day SOFR + 2.284%)(a)	405	453,508
Regions Bank/Birmingham AL, 6.45%, 06/26/37	248	259,633
Regions Financial Corp.
1.80%, 08/12/28	160	144,129
7.38%, 12/10/37	243	280,233
Royal Bank of Canada
1.40%, 11/02/26	115	108,567
2.05%, 01/21/27	105	99,944
3.63%, 05/04/27	200	196,091
3.88%, 05/04/32	160	150,584
4.24%, 08/03/27	330	327,850
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(a)	40	39,889
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(a)	40	39,859
4.65%, 01/27/26	110	109,819
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(a)	100	99,613
4.88%, 01/12/26	75	75,335
4.88%, 01/19/27	135	136,112
4.90%, 01/12/28	435	438,972
4.95%, 02/01/29	220	222,962
4.97%, 08/02/30, (1-day SOFR + 1.000%)(a)	250	252,172
5.00%, 02/01/33	515	518,443
5.00%, 05/02/33	315	317,106
5.07%, 07/23/27, (1-day SOFR + 0.790%)(a)	250	251,738
5.15%, 02/01/34	185	186,968
5.20%, 07/20/26	155	156,738
5.20%, 08/01/28	295	301,402
6.00%, 11/01/27	290	301,232
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(a)	385	365,279
3.24%, 10/05/26	526	509,609
4.40%, 07/13/27	1,117	1,102,147
6.17%, 01/09/30, (1-day SOFR + 2.500%)(a)	50	51,546
6.34%, 05/31/35, (1-day SOFR + 2.138%)(a)	45	46,493
Security	Par (000)	Value
Banks (continued)
6.50%, 03/09/29, (1-day SOFR + 2.356%)(a)	$95	$98,658
6.57%, 06/12/29, (1-day SOFR + 2.700%)(a)	67	69,950
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.989%)(a)	365	346,636
2.47%, 01/11/28, (1-day SOFR + 1.220%)(a)	460	436,370
2.90%, 03/15/32, (1-day SOFR + 1.475%)(a)	120	105,455
3.82%, 11/03/28, (3-mo. LIBOR US + 1.400%)(a)	345	333,777
6.53%, 01/10/29, (1-day SOFR + 2.600%)(a)	40	41,688
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(a)	105	99,253
2.20%, 02/07/28, (1-day SOFR + 0.730%)(a)	45	42,808
2.40%, 01/24/30	815	735,610
2.62%, 02/07/33, (1-day SOFR + 1.002%)(a)	45	38,878
2.65%, 05/19/26	553	539,230
3.03%, 11/01/34, (1-day SOFR + 1.490%)(a)	358	325,120
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(a)	297	291,386
4.16%, 08/04/33, (1-day SOFR + 1.726%)(a)	25	23,809
4.33%, 10/22/27	50	49,832
4.53%, 02/20/29, (1-day SOFR +1.018%)(a)	50	49,858
4.68%, 10/22/32, (1-day SOFR +1.050%)(a)	50	49,586
4.82%, 01/26/34, (1-day SOFR + 1.567%)(a)	15	14,911
4.99%, 03/18/27	65	65,726
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)	30	30,531
5.27%, 08/03/26	105	106,307
5.68%, 11/21/29, (1-day SOFR + 1.484%)(a)	60	62,297
5.82%, 11/04/28, (1-day SOFR + 1.715%)(a)	50	51,715
6.12%, 11/21/34, (1-day SOFR + 1.958%)(a)	25	26,661
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	100	94,509
1.90%, 09/17/28	255	230,459
2.13%, 07/08/30	200	173,227
2.14%, 09/23/30	20	17,149
2.47%, 01/14/29	55	50,393
2.63%, 07/14/26	340	329,449
2.72%, 09/27/29	100	91,161
2.75%, 01/15/30	150	135,728
3.01%, 10/19/26	265	257,286
3.04%, 07/16/29	460	427,347
3.20%, 09/17/29	207	192,887
3.35%, 10/18/27	272	262,942
3.36%, 07/12/27	253	245,992
3.45%, 01/11/27	227	221,945
3.54%, 01/17/28	185	179,190
3.78%, 03/09/26	170	168,186
3.94%, 07/19/28	165	161,058
4.31%, 10/16/28	178	176,009
5.52%, 01/13/28	140	143,519
5.56%, 07/09/34	200	207,852
5.77%, 01/13/33	335	352,823
5.78%, 07/13/33	220	231,846
5.80%, 07/13/28	205	212,618
5.81%, 09/14/33	60	63,624
5.85%, 07/13/30	200	209,561
Synchrony Bank, 5.63%, 08/23/27	470	474,927
Toronto-Dominion Bank (The)
1.95%, 01/12/27	195	184,910
2.00%, 09/10/31	50	42,354
2.45%, 01/12/32	30	25,671
2.80%, 03/10/27	95	91,385

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.20%, 03/10/32	$55	$49,290
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(a)	1,201	1,168,225
4.46%, 06/08/32	430	417,615
4.69%, 09/15/27	85	85,157
4.99%, 04/05/29	105	106,223
5.15%, 09/10/34, (5-year CMT + 1.500%)(a)	15	14,865
5.16%, 01/10/28	235	238,354
5.26%, 12/11/26	85	86,038
5.52%, 07/17/28	320	329,180
Truist Bank, 2.25%, 03/11/30	310	269,378
Truist Financial Corp.
1.27%, 03/02/27, (1-day SOFR + 0.609%)(a)	65	62,208
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)	100	90,492
3.88%, 03/19/29	80	76,958
4.12%, 06/06/28, (1-day SOFR + 1.368%)(a)	65	63,933
4.87%, 01/26/29, (1-day SOFR + 1.435%)(a)	200	200,081
4.92%, 07/28/33, (1-day SOFR + 2.240%)(a)	370	357,105
5.12%, 01/26/34, (1-day SOFR + 1.852%)(a)	100	99,246
5.71%, 01/24/35, (1-day SOFR + 1.922%)(a)	5	5,162
5.87%, 06/08/34, (1-day SOFR + 2.361%)(a)	195	203,543
6.05%, 06/08/27, (1-day SOFR + 2.050%)(a)	110	111,952
U.S. Bancorp
2.49%, 11/03/36, (5-year CMT + 0.950%)(a)	330	273,911
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)	40	34,505
4.84%, 02/01/34, (1-day SOFR + 1.600%)(a)	160	156,816
4.97%, 07/22/33, (1-day SOFR + 2.110%)(a)	125	122,452
5.68%, 01/23/35, (1-day SOFR + 1.860%)(a)	20	20,758
5.78%, 06/12/29, (1-day SOFR + 2.020%)(a)	80	82,533
5.84%, 06/12/34, (1-day SOFR + 2.260%)(a)	108	112,927
5.85%, 10/21/33, (1-day SOFR + 2.090%)(a)	215	224,954
UBS AG/London, 5.65%, 09/11/28	880	911,059
UBS AG/Stamford CT
5.00%, 07/09/27	280	282,443
7.50%, 02/15/28	585	631,045
UBS Group AG, 4.55%, 04/17/26	445	444,239
Webster Financial Corp., 4.10%, 03/25/29	179	171,714
Wells Fargo & Co.
3.07%, 04/30/41, (1-day SOFR + 2.530%)(a)	250	190,905
3.35%, 03/02/33, (1-day SOFR + 1.500%)(a)	255	228,631
3.90%, 05/01/45	145	119,637
4.40%, 06/14/46	190	160,874
4.61%, 04/25/53, (1-day SOFR + 2.130%)(a)	960	860,735
4.65%, 11/04/44	145	128,447
4.75%, 12/07/46	205	182,222
4.90%, 07/25/33, (1-day SOFR + 2.100%)(a)	260	257,395
4.90%, 11/17/45	345	313,293
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(a)	1,240	1,180,944
5.38%, 11/02/43	195	190,590
5.39%, 04/24/34, (1-day SOFR + 2.020%)(a)	460	466,988
5.56%, 07/25/34, (1-day SOFR + 1.990%)(a)	180	184,904
5.61%, 01/15/44	245	244,607
5.95%, 12/01/86	695	729,350
6.49%, 10/23/34, (1-day SOFR + 2.060%)(a)	240	262,133
Series B, 7.95%, 11/15/29	25	28,203
Westpac Banking Corp.
2.67%, 11/15/35, (5-year CMT + 1.750%)(a)	205	176,788
2.70%, 08/19/26	315	306,161
2.85%, 05/13/26	1,380	1,348,821
3.02%, 11/18/36, (5-year CMT + 1.530%)(a)	320	276,251
Security	Par (000)	Value
Banks (continued)
3.35%, 03/08/27	$263	$257,173
3.40%, 01/25/28	482	467,399
4.11%, 07/24/34, (5-year CMT + 2.000%)(a)	299	284,919
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(a)	454	447,285
5.41%, 08/10/33, (1-year CMT + 2.680%)(a)	75	75,644
Wintrust Financial Corp., 4.85%, 06/06/29	80	76,856
		195,356,472
Beverages — 0.8%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26	10	9,903
4.70%, 02/01/36	1,017	997,190
4.90%, 02/01/46(b)	1,210	1,157,235
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	95	89,384
4.70%, 02/01/36	691	676,860
4.90%, 02/01/46	328	312,233
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	460	438,088
4.00%, 04/13/28	649	641,657
4.38%, 04/15/38	339	318,799
4.44%, 10/06/48	480	429,067
4.50%, 06/01/50	85	79,467
4.60%, 04/15/48	290	273,191
4.60%, 06/01/60	100	92,589
4.75%, 01/23/29	777	785,274
4.75%, 04/15/58	165	154,090
4.90%, 01/23/31	428	435,657
4.95%, 01/15/42	492	478,838
5.00%, 06/15/34	160	163,159
5.45%, 01/23/39	328	340,678
5.55%, 01/23/49	638	665,075
5.80%, 01/23/59	268	289,935
5.88%, 06/15/35	110	119,162
8.00%, 11/15/39	89	115,099
8.20%, 01/15/39	320	416,436
Brown-Forman Corp.
4.00%, 04/15/38	63	56,638
4.50%, 07/15/45	159	146,094
Coca-Cola Co. (The)
1.00%, 03/15/28	430	388,575
1.38%, 03/15/31	540	450,065
1.65%, 06/01/30	291	251,515
2.00%, 03/05/31	220	191,124
2.13%, 09/06/29	15	13,605
2.25%, 01/05/32	175	151,869
2.50%, 06/01/40	377	275,553
2.50%, 03/15/51	80	50,088
2.60%, 06/01/50	413	267,071
2.75%, 06/01/60	154	96,533
2.90%, 05/25/27	295	285,714
3.00%, 03/05/51	145	101,701
3.45%, 03/25/30	100	95,900
4.20%, 03/25/50	320	281,695
4.65%, 08/14/34	150	149,680
5.00%, 05/13/34	200	205,035
5.20%, 01/14/55	100	100,577
5.30%, 05/13/54	195	199,046
5.40%, 05/13/64	210	214,830

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	$30	$24,042
5.25%, 11/26/43	270	270,502
Constellation Brands Inc.
3.75%, 05/01/50	81	62,644
4.10%, 02/15/48	85	69,737
4.50%, 05/09/47	112	98,300
4.90%, 05/01/33	70	69,271
5.25%, 11/15/48	161	155,933
Diageo Capital PLC
2.00%, 04/29/30	875	766,753
2.13%, 04/29/32	1,540	1,286,006
2.38%, 10/24/29	2,335	2,118,643
3.88%, 05/18/28	715	703,455
5.30%, 10/24/27	1,000	1,023,579
5.63%, 10/05/33	310	325,498
Diageo Investment Corp.
4.25%, 05/11/42	145	129,274
7.45%, 04/15/35	324	387,003
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50	10	7,582
Keurig Dr Pepper Inc.
2.55%, 09/15/26	10	9,652
3.20%, 05/01/30	254	235,327
3.43%, 06/15/27	5	4,862
3.80%, 05/01/50	212	164,866
3.95%, 04/15/29	50	48,600
4.05%, 04/15/32	200	191,269
4.50%, 11/15/45	39	34,448
4.50%, 04/15/52	225	194,999
4.60%, 05/25/28	160	159,922
5.05%, 03/15/29	100	101,475
5.10%, 03/15/27	100	101,286
5.30%, 03/15/34	110	112,412
Series 10, 5.20%, 03/15/31	100	102,146
Molson Coors Beverage Co.
3.00%, 07/15/26	1,185	1,154,386
4.20%, 07/15/46	365	308,409
5.00%, 05/01/42	342	328,478
PepsiCo Inc.
1.95%, 10/21/31	55	46,614
2.38%, 10/06/26	1,254	1,211,083
2.63%, 03/19/27	756	728,586
2.63%, 07/29/29	715	663,376
2.63%, 10/21/41	25	18,052
2.75%, 03/19/30	534	490,282
2.85%, 02/24/26	573	562,773
2.88%, 10/15/49	45	30,837
3.00%, 10/15/27	784	757,477
3.38%, 07/29/49	145	108,870
3.50%, 03/19/40	70	58,491
3.60%, 02/18/28	80	78,415
3.60%, 08/13/42	75	61,599
3.63%, 03/19/50	276	217,155
3.88%, 03/19/60	45	35,961
3.90%, 07/18/32	70	66,992
4.00%, 03/05/42	225	196,193
4.00%, 05/02/47	175	147,907
4.20%, 07/18/52	25	21,505
4.45%, 05/15/28	105	105,800
4.45%, 02/15/33(b)	80	81,041
Security	Par (000)	Value
Beverages (continued)
4.45%, 04/14/46	$35	$31,699
4.50%, 07/17/29	50	50,406
4.55%, 02/13/26	100	100,190
4.65%, 02/15/53	50	46,239
4.80%, 07/17/34	50	50,328
4.88%, 11/01/40	195	191,848
5.25%, 07/17/54	100	101,897
7.00%, 03/01/29	395	435,471
		30,899,820
Biotechnology — 0.4%
Amgen Inc.
2.20%, 02/21/27	159	151,181
2.30%, 02/25/31	315	272,873
2.45%, 02/21/30	616	551,741
2.60%, 08/19/26	40	38,686
2.77%, 09/01/53	240	149,352
3.00%, 01/15/52	235	158,363
3.15%, 02/21/40	165	127,623
3.20%, 11/02/27	617	596,182
3.38%, 02/21/50	300	217,948
4.05%, 08/18/29	315	306,759
4.20%, 03/01/33	395	373,742
4.20%, 02/22/52	105	86,197
4.40%, 05/01/45	530	460,911
4.40%, 02/22/62	245	201,323
4.56%, 06/15/48	309	270,878
4.66%, 06/15/51	368	326,228
4.88%, 03/01/53	220	200,417
4.95%, 10/01/41	145	137,107
5.15%, 03/02/28	505	512,931
5.15%, 11/15/41	197	190,787
5.25%, 03/02/33	655	665,747
5.65%, 06/15/42	135	137,903
5.65%, 03/02/53	440	449,457
5.75%, 03/02/63	405	413,263
6.38%, 06/01/37	75	82,663
6.40%, 02/01/39	165	180,090
Baxalta Inc., 5.25%, 06/23/45	250	242,315
Biogen Inc.
2.25%, 05/01/30	400	349,727
3.15%, 05/01/50	332	222,436
3.25%, 02/15/51	200	136,739
5.20%, 09/15/45	477	451,423
Gilead Sciences Inc.
1.20%, 10/01/27	245	224,077
1.65%, 10/01/30	505	427,919
2.80%, 10/01/50	306	200,045
2.95%, 03/01/27	788	762,574
3.65%, 03/01/26	590	583,096
4.00%, 09/01/36	314	286,019
4.15%, 03/01/47	595	504,290
4.50%, 02/01/45	370	332,088
4.60%, 09/01/35	455	441,261
4.75%, 03/01/46	441	407,720
4.80%, 11/15/29	140	140,864
4.80%, 04/01/44	498	465,471
5.10%, 06/15/35	170	172,353
5.25%, 10/15/33	150	154,266
5.50%, 11/15/54	175	179,754
5.55%, 10/15/53	110	114,034
5.60%, 11/15/64	175	179,762

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
5.65%, 12/01/41	$285	$295,912
Illumina Inc., 2.55%, 03/23/31	170	146,805
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50	79	49,584
Royalty Pharma PLC, 5.90%, 09/02/54(b)	40	40,313
		14,771,199
Building Materials — 0.6%
Carrier Global Corp.
2.70%, 02/15/31	510	451,618
2.72%, 02/15/30	645	584,071
3.38%, 04/05/40	205	164,803
3.58%, 04/05/50	371	283,217
5.90%, 03/15/34	324	343,785
6.20%, 03/15/54	56	62,719
CRH America Finance Inc., 5.40%, 05/21/34	2,185	2,245,349
CRH SMW Finance DAC, 5.20%, 05/21/29	2,130	2,167,262
Fortune Brands Innovations Inc.
3.25%, 09/15/29	407	380,988
4.00%, 03/25/32	770	722,148
4.50%, 03/25/52	150	124,448
5.88%, 06/01/33	917	961,500
Johnson Controls International PLC
3.90%, 02/14/26	1,765	1,746,211
4.50%, 02/15/47	122	106,921
4.63%, 07/02/44	150	134,942
4.95%, 07/02/64(d)	50	45,112
5.13%, 09/14/45	34	31,617
6.00%, 01/15/36	425	456,968
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	1,135	962,237
2.00%, 09/16/31	650	548,167
5.50%, 04/19/29	130	134,223
Lafarge SA, 7.13%, 07/15/36	198	224,885
Lennox International Inc.
1.70%, 08/01/27	465	430,115
5.50%, 09/15/28	235	241,202
Martin Marietta Materials Inc.
3.20%, 07/15/51	200	139,084
4.25%, 12/15/47	127	107,947
5.15%, 12/01/34	75	75,389
5.50%, 12/01/54	45	45,313
Masco Corp.
3.13%, 02/15/51	5	3,342
3.50%, 11/15/27	151	145,999
4.50%, 05/15/47	195	168,245
Mohawk Industries Inc., 3.63%, 05/15/30	50	46,908
Owens Corning
3.40%, 08/15/26	383	374,757
3.95%, 08/15/29	171	165,258
4.30%, 07/15/47	50	41,944
4.40%, 01/30/48	125	105,274
5.50%, 06/15/27	60	61,212
5.70%, 06/15/34	220	229,538
5.95%, 06/15/54	365	385,959
7.00%, 12/01/36	231	265,441
Trane Technologies Financing Ltd.
3.50%, 03/21/26	1,297	1,277,521
3.80%, 03/21/29	660	640,366
4.50%, 03/21/49	150	136,375
4.65%, 11/01/44	22	20,335
5.10%, 06/13/34	100	101,407
Security	Par (000)	Value
Building Materials (continued)
5.25%, 03/03/33	$1,015	$1,041,882
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28	1,210	1,179,679
4.30%, 02/21/48	130	114,254
5.75%, 06/15/43	194	204,249
Vulcan Materials Co.
4.50%, 06/15/47	124	108,846
4.70%, 03/01/48	75	68,319
5.35%, 12/01/34(b)	25	25,615
5.70%, 12/01/54	55	57,023
		20,891,989
Chemicals — 0.7%
Albemarle Corp., 5.45%, 12/01/44	250	233,228
Celanese U.S. Holdings LLC
1.40%, 08/05/26	10	9,337
6.17%, 07/15/27	175	178,545
6.33%, 07/15/29	145	149,864
6.38%, 07/15/32	200	208,352
6.80%, 11/15/30	85	89,439
6.95%, 11/15/33	45	48,104
CF Industries Inc., 5.38%, 03/15/44	195	188,309
Dow Chemical Co. (The)
3.60%, 11/15/50	145	105,636
4.25%, 10/01/34	234	218,997
4.38%, 11/15/42	202	173,537
4.63%, 10/01/44	207	182,284
4.80%, 11/30/28	290	291,408
4.80%, 05/15/49	214	189,916
5.15%, 02/15/34(b)	240	241,032
5.55%, 11/30/48	130	128,048
5.60%, 02/15/54	100	99,954
6.30%, 03/15/33(b)	85	92,270
6.90%, 05/15/53	55	63,598
7.38%, 11/01/29	370	411,618
9.40%, 05/15/39	135	183,891
DuPont de Nemours Inc.
4.73%, 11/15/28	829	836,365
5.32%, 11/15/38	353	367,471
5.42%, 11/15/48	265	279,712
Eastman Chemical Co.
4.65%, 10/15/44	202	178,908
4.80%, 09/01/42	143	129,622
Ecolab Inc.
1.30%, 01/30/31	320	262,646
2.13%, 02/01/32	120	101,602
2.70%, 11/01/26	9,850	9,539,979
2.70%, 12/15/51	135	86,559
2.75%, 08/18/55	180	112,780
3.25%, 12/01/27	1,386	1,338,104
3.95%, 12/01/47	145	121,529
4.80%, 03/24/30	1,246	1,258,653
5.25%, 01/15/28(b)	370	379,900
5.50%, 12/08/41	40	41,882
FMC Corp.
4.50%, 10/01/49	67	54,240
5.65%, 05/18/33(b)	70	71,106
6.38%, 05/18/53	110	114,876
International Flavors & Fragrances Inc.
4.38%, 06/01/47	60	48,861
4.45%, 09/26/28	595	587,753
5.00%, 09/26/48	116	104,311

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
LYB International Finance BV
4.88%, 03/15/44	$260	$233,973
5.25%, 07/15/43	118	111,613
LYB International Finance II BV, 3.50%, 03/02/27	585	570,002
LYB International Finance III LLC
3.63%, 04/01/51	215	153,680
3.80%, 10/01/60	440	310,965
4.20%, 10/15/49	172	136,525
4.20%, 05/01/50	10	7,925
5.50%, 03/01/34	120	121,456
5.63%, 05/15/33	145	150,064
LyondellBasell Industries NV, 4.63%, 02/26/55	205	171,239
Mosaic Co. (The)
4.05%, 11/15/27	10	9,827
4.88%, 11/15/41	5	4,556
5.45%, 11/15/33	130	131,898
5.63%, 11/15/43	125	123,081
Nutrien Ltd.
4.13%, 03/15/35	257	234,030
4.90%, 03/27/28	160	161,398
4.90%, 06/01/43	120	111,313
5.00%, 04/01/49	58	54,059
5.20%, 06/21/27	140	142,112
5.25%, 01/15/45	113	108,905
5.40%, 06/21/34(b)	125	127,515
5.63%, 12/01/40	163	164,960
5.80%, 03/27/53	185	193,022
5.88%, 12/01/36	195	205,192
6.13%, 01/15/41	55	58,717
PPG Industries Inc.
2.80%, 08/15/29	179	164,874
3.75%, 03/15/28	510	497,231
Rohm & Haas Co., 7.85%, 07/15/29	248	276,985
RPM International Inc.
4.25%, 01/15/48	60	52,172
5.25%, 06/01/45(b)	45	43,700
Sherwin-Williams Co. (The)
2.20%, 03/15/32	120	101,152
3.30%, 05/15/50	85	59,916
3.80%, 08/15/49	155	120,902
4.00%, 12/15/42	53	44,037
4.50%, 06/01/47	354	312,602
4.55%, 08/01/45	85	75,725
Westlake Corp., 3.38%, 08/15/61	120	76,037
		25,127,586
Commercial Services — 0.5%
Automatic Data Processing Inc.
1.25%, 09/01/30	4,836	4,061,199
1.70%, 05/15/28	4,910	4,508,841
4.45%, 09/09/34	125	121,684
Block Financial LLC, 3.88%, 08/15/30	472	440,987
Global Payments Inc.
4.15%, 08/15/49	152	120,794
5.95%, 08/15/52	110	112,696
GXO Logistics Inc.
1.65%, 07/15/26	865	822,216
2.65%, 07/15/31	919	797,841
6.25%, 05/06/29	25	25,863
6.50%, 05/06/34	25	26,373
Moody's Corp.
3.10%, 11/29/61	85	54,255
Security	Par (000)	Value
Commercial Services (continued)
3.25%, 01/15/28	$35	$33,805
3.25%, 05/20/50	94	66,262
3.75%, 02/25/52	50	39,141
4.25%, 02/01/29	183	181,355
4.25%, 08/08/32	220	212,951
4.88%, 12/17/48	164	153,162
5.00%, 08/05/34	25	25,151
5.25%, 07/15/44	215	212,992
PayPal Holdings Inc.
2.65%, 10/01/26	155	150,029
2.85%, 10/01/29	190	175,944
3.25%, 06/01/50	331	237,888
5.05%, 06/01/52	85	82,711
5.25%, 06/01/62	40	38,939
Quanta Services Inc.
2.35%, 01/15/32	305	258,168
2.90%, 10/01/30	550	499,062
4.75%, 08/09/27	25	25,031
5.25%, 08/09/34	25	25,022
RELX Capital Inc.
3.00%, 05/22/30	1,720	1,584,389
4.00%, 03/18/29	2,478	2,420,532
4.75%, 05/20/32	75	74,751
S&P Global Inc.
2.30%, 08/15/60	200	107,173
2.50%, 12/01/29	70	63,631
2.95%, 01/22/27	85	82,455
3.25%, 12/01/49	323	236,191
3.90%, 03/01/62	115	90,911
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	855	737,347
Verisk Analytics Inc.
4.13%, 03/15/29	10	9,815
5.50%, 06/15/45	26	25,686
		18,943,243
Computers — 0.4%
Apple Inc.
2.55%, 08/20/60	358	223,416
2.65%, 05/11/50	348	229,668
2.65%, 02/08/51	135	88,354
2.70%, 08/05/51	95	62,773
2.80%, 02/08/61	210	133,221
2.85%, 08/05/61	170	109,364
2.95%, 09/11/49	369	260,674
3.45%, 02/09/45	327	263,404
3.75%, 09/12/47	165	136,308
3.75%, 11/13/47	221	183,173
3.85%, 05/04/43	477	413,922
3.85%, 08/04/46	280	236,761
3.95%, 08/08/52	90	75,728
4.10%, 08/08/62	280	235,732
4.25%, 02/09/47	130	117,319
4.38%, 05/13/45	135	124,841
4.45%, 05/06/44	119	113,605
4.65%, 02/23/46	532	508,334
4.85%, 05/10/53(b)	160	159,446
Dell International LLC/EMC Corp.
3.45%, 12/15/51	82	58,887
5.40%, 04/15/34	55	56,212
8.10%, 07/15/36	75	91,188
8.35%, 07/15/46	108	143,489

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
DXC Technology Co., 2.38%, 09/15/28	$70	$63,283
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	861	827,417
4.40%, 09/25/27	1,290	1,283,567
4.45%, 09/25/26	465	463,307
4.55%, 10/15/29	350	346,912
4.85%, 10/15/31	135	133,905
5.00%, 10/15/34	135	133,302
5.25%, 07/01/28	370	376,956
5.60%, 10/15/54	95	94,249
6.20%, 10/15/35	454	488,203
6.35%, 10/15/45	135	145,275
HP Inc.
3.40%, 06/17/30	10	9,292
4.20%, 04/15/32	215	204,765
4.75%, 01/15/28	50	50,252
5.50%, 01/15/33	210	215,859
6.00%, 09/15/41	367	385,228
IBM International Capital Pte Ltd., 5.30%, 02/05/54	50	48,940
International Business Machines Corp.
3.30%, 05/15/26	275	270,197
3.30%, 01/27/27	1,070	1,044,537
3.43%, 02/09/52	160	116,120
3.45%, 02/19/26	912	899,922
3.50%, 05/15/29	975	934,604
4.00%, 06/20/42	250	212,830
4.15%, 07/27/27	110	109,054
4.15%, 05/15/39	187	166,726
4.25%, 05/15/49	491	416,502
4.40%, 07/27/32	135	132,084
4.70%, 02/19/46	5	4,562
4.90%, 07/27/52	55	51,914
5.10%, 02/06/53	80	77,565
5.60%, 11/30/39	146	152,333
5.88%, 11/29/32	385	412,641
6.22%, 08/01/27	190	198,472
6.50%, 01/15/28	362	383,239
Leidos Inc.
2.30%, 02/15/31	545	466,949
4.38%, 05/15/30	781	754,380
Teledyne FLIR LLC, 2.50%, 08/01/30	440	389,139
Western Digital Corp., 2.85%, 02/01/29	345	309,425
		16,799,726
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.70%, 08/01/47	276	224,036
4.00%, 08/15/45	353	306,180
4.60%, 03/01/33	36	36,233
Conopco Inc., Series E, 7.25%, 12/15/26	45	47,410
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49	117	79,769
4.38%, 06/15/45	62	53,091
6.00%, 05/15/37	30	31,639
Procter & Gamble Co. (The)
2.45%, 11/03/26	331	319,980
2.80%, 03/25/27	125	121,188
2.85%, 08/11/27	325	313,876
3.60%, 03/25/50	120	97,014
4.10%, 01/26/26	150	149,708
5.55%, 03/05/37(b)	271	293,767
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
5.80%, 08/15/34	$175	$191,089
Unilever Capital Corp.
1.75%, 08/12/31	420	353,742
2.90%, 05/05/27	5	4,839
3.50%, 03/22/28	380	370,773
4.25%, 08/12/27	100	99,786
4.63%, 08/12/34	100	98,813
5.00%, 12/08/33	575	588,150
5.90%, 11/15/32	250	271,370
Series 30Y, 2.63%, 08/12/51	325	213,094
		4,265,547
Distribution & Wholesale — 0.1%
LKQ Corp.
5.75%, 06/15/28	860	879,210
6.25%, 06/15/33	910	956,655
WW Grainger Inc.
3.75%, 05/15/46	96	78,327
4.20%, 05/15/47	174	151,267
4.45%, 09/15/34	110	107,842
4.60%, 06/15/45	217	202,342
		2,375,643
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	485	464,014
3.00%, 10/29/28	457	426,410
3.30%, 01/30/32	882	783,743
3.40%, 10/29/33	625	544,092
3.65%, 07/21/27	420	408,674
3.85%, 10/29/41	180	147,387
3.88%, 01/23/28	340	331,412
4.45%, 04/03/26	445	442,745
4.63%, 10/15/27	355	354,025
4.95%, 09/10/34	80	77,985
5.30%, 01/19/34	120	120,536
5.75%, 06/06/28	150	154,535
6.95%, 03/10/55, (5-year CMT + 2.720%)(a)	100	103,395
Affiliated Managers Group Inc., 3.30%, 06/15/30	175	161,208
Air Lease Corp.
2.88%, 01/15/32	220	191,825
3.00%, 02/01/30	222	202,242
3.25%, 10/01/29	162	151,187
3.63%, 04/01/27	345	337,425
3.63%, 12/01/27	219	212,171
3.75%, 06/01/26	335	329,894
4.63%, 10/01/28	332	330,617
Aircastle Ltd., 4.25%, 06/15/26	209	206,712
Ally Financial Inc.
7.10%, 11/15/27	105	111,220
8.00%, 11/01/31	614	691,667
American Express Co.
1.65%, 11/04/26	75	70,966
2.55%, 03/04/27	110	105,362
3.13%, 05/20/26	1,135	1,112,484
3.30%, 05/03/27	85	82,549
4.05%, 12/03/42	596	525,209
4.42%, 08/03/33, (1-day SOFR + 1.760%)(a)(b)	230	223,814
4.90%, 02/13/26	195	195,640
4.99%, 05/26/33, (1-day SOFR + 2.255%)(a)	110	109,786
5.04%, 07/26/28, (1-day SOFR + 0.930%)(a)	45	45,362

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.10%, 02/16/28, (1-day SOFR + 1.000%)(a)	$40	$40,311
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(a)	90	91,612
5.28%, 07/26/35, (1-day SOFR + 1.420%)(a)	75	76,112
5.39%, 07/28/27, (1-day SOFR + 0.970%)(a)	75	75,791
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(a)	75	77,122
5.63%, 07/28/34, (1-day SOFR + 1.930%)(a)	75	77,254
5.65%, 04/23/27, (1-day SOFR Index + 0.750%)(a)	80	80,957
5.85%, 11/05/27	100	103,570
5.92%, 04/25/35, (1-day SOFR + 1.630%)(a)	410	429,119
6.49%, 10/30/31, (1-day SOFR + 1.940%)(a)	50	54,270
American Express Credit Corp., 3.30%, 05/03/27	450	438,418
Ameriprise Financial Inc.
2.88%, 09/15/26	55	53,516
4.50%, 05/13/32	60	59,030
5.15%, 05/15/33	185	188,827
Brookfield Capital Finance LLC, 6.09%, 06/14/33	530	561,223
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	635	536,511
Brookfield Finance Inc.
3.50%, 03/30/51	85	62,022
3.63%, 02/15/52	70	51,661
3.90%, 01/25/28	360	352,669
4.25%, 06/02/26	205	203,756
4.35%, 04/15/30	187	182,818
4.70%, 09/20/47	265	240,798
4.85%, 03/29/29	380	381,404
5.68%, 01/15/35	170	175,723
5.97%, 03/04/54	115	122,271
6.35%, 01/05/34	300	323,797
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	160	115,580
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(a)	45	42,505
2.36%, 07/29/32, (1-day SOFR + 1.337%)(a)	190	156,046
2.62%, 11/02/32, (1-day SOFR + 1.265%)(a)	80	67,689
3.27%, 03/01/30, (1-day SOFR + 1.790%)(a)	25	23,309
4.93%, 05/10/28, (1-day SOFR + 2.057%)(a)	45	45,024
5.25%, 07/26/30, (1-day SOFR + 2.600%)(a)	10	10,066
5.27%, 05/10/33, (1-day SOFR + 2.370%)(a)	305	304,893
5.47%, 02/01/29, (1-day SOFR + 2.080%)(a)	35	35,444
5.82%, 02/01/34, (1-day SOFR + 2.600%)(a)	170	174,863
6.31%, 06/08/29, (1-day SOFR + 2.640%)(a)	130	135,148
6.38%, 06/08/34, (1-day SOFR + 2.860%)(a)	100	106,303
Cboe Global Markets Inc.
3.00%, 03/16/32	770	684,513
3.65%, 01/12/27	277	272,405
Charles Schwab Corp. (The)
1.95%, 12/01/31	45	37,376
2.90%, 03/03/32	395	348,932
3.20%, 03/02/27	95	92,233
3.20%, 01/25/28(b)	76	73,043
3.25%, 05/22/29	140	132,566
4.00%, 02/01/29	204	199,867
4.63%, 03/22/30	115	116,309
5.85%, 05/19/34, (1-day SOFR + 2.500%)(a)	110	115,692
6.14%, 08/24/34, (1-day SOFR + 2.010%)(a)	60	64,450
CI Financial Corp., 3.20%, 12/17/30	294	257,480
Security	Par (000)	Value
Diversified Financial Services (continued)
CME Group Inc.
4.15%, 06/15/48	$170	$148,495
5.30%, 09/15/43	119	125,133
Credit Suisse USA LLC, 7.13%, 07/15/32	586	665,328
Discover Financial Services
4.10%, 02/09/27	396	390,946
6.70%, 11/29/32	160	174,614
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(a)	270	314,840
Eaton Vance Corp., 3.50%, 04/06/27	1,035	1,011,664
Intercontinental Exchange Inc.
1.85%, 09/15/32	170	137,798
3.00%, 06/15/50	355	242,267
3.00%, 09/15/60	315	199,363
3.75%, 09/21/28	124	120,616
4.25%, 09/21/48	276	236,346
4.60%, 03/15/33	280	275,450
4.95%, 06/15/52	170	161,799
5.20%, 06/15/62	270	262,587
Invesco Finance PLC
3.75%, 01/15/26	80	79,121
5.38%, 11/30/43	208	204,456
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34(e)	640	629,652
Jefferies Financial Group Inc.
4.15%, 01/23/30	172	165,885
6.25%, 01/15/36	167	177,024
6.50%, 01/20/43	65	71,699
Legg Mason Inc.
4.75%, 03/15/26	346	346,414
5.63%, 01/15/44	353	363,159
Mastercard Inc.
2.00%, 11/18/31	95	80,826
2.95%, 11/21/26	335	325,947
2.95%, 06/01/29	45	42,430
3.30%, 03/26/27	402	393,161
3.35%, 03/26/30	235	222,306
3.50%, 02/26/28	175	170,773
3.65%, 06/01/49	160	127,478
3.80%, 11/21/46	130	107,235
3.85%, 03/26/50	153	125,468
3.95%, 02/26/48	142	120,335
4.85%, 03/09/33	70	70,973
Nasdaq Inc.
1.65%, 01/15/31(b)	275	230,646
3.25%, 04/28/50	140	99,320
3.85%, 06/30/26	152	150,135
3.95%, 03/07/52	204	159,521
5.35%, 06/28/28	450	460,673
5.55%, 02/15/34	440	453,843
5.95%, 08/15/53	15	15,868
6.10%, 06/28/63	60	63,908
Nomura Holdings Inc.
1.65%, 07/14/26	5	4,745
2.17%, 07/14/28	270	245,270
2.33%, 01/22/27	300	284,503
2.61%, 07/14/31	325	278,786
2.68%, 07/16/30	265	233,745
2.71%, 01/22/29	285	260,915
3.00%, 01/22/32	235	204,326
3.10%, 01/16/30	500	455,999

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.39%, 07/06/27	$300	$303,143
5.59%, 07/02/27	200	203,274
5.78%, 07/03/34	235	242,481
6.07%, 07/12/28	215	222,995
6.09%, 07/12/33	200	212,169
6.18%, 01/18/33	200	212,468
ORIX Corp., 5.20%, 09/13/32	335	338,877
Radian Group Inc., 4.88%, 03/15/27	30	29,801
Raymond James Financial Inc.
3.75%, 04/01/51	130	100,350
4.65%, 04/01/30	159	159,820
4.95%, 07/15/46	195	184,057
Synchrony Financial
2.88%, 10/28/31	205	173,536
3.70%, 08/04/26	545	532,952
3.95%, 12/01/27	671	648,300
5.15%, 03/19/29	577	572,891
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(a)	200	204,447
Visa Inc.
1.90%, 04/15/27	165	156,078
2.00%, 08/15/50	30	17,404
2.05%, 04/15/30	210	186,002
2.70%, 04/15/40	165	125,702
2.75%, 09/15/27	120	115,406
3.15%, 12/14/25	135	133,262
3.65%, 09/15/47	25	20,167
4.15%, 12/14/35	349	333,019
4.30%, 12/14/45	786	708,658
Voya Financial Inc.
3.65%, 06/15/26	190	186,726
4.70%, 01/23/48, (3-mo. LIBOR US + 2.084%)(a)	205	190,804
5.70%, 07/15/43	136	136,039
Western Union Co. (The), 6.20%, 11/17/36(b)	257	266,490
		37,219,700
Electric — 2.1%
AEP Texas Inc.
3.45%, 05/15/51	825	580,519
4.70%, 05/15/32	370	362,795
5.25%, 05/15/52	365	349,385
5.40%, 06/01/33	130	131,556
5.45%, 05/15/29	100	102,756
5.70%, 05/15/34	195	201,043
Series G, 4.15%, 05/01/49	170	134,569
Series H, 3.45%, 01/15/50	270	192,592
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(d)	55	55,353
Avangrid Inc., 3.80%, 06/01/29	2,752	2,639,120
Avista Corp.
4.00%, 04/01/52	460	366,469
4.35%, 06/01/48	329	284,901
Baltimore Gas & Electric Co.
2.90%, 06/15/50	87	58,006
3.20%, 09/15/49	257	181,083
3.50%, 08/15/46	220	167,303
3.75%, 08/15/47	156	122,368
4.25%, 09/15/48	165	139,653
5.40%, 06/01/53	65	65,547
5.65%, 06/01/54	30	31,375
6.35%, 10/01/36	115	127,817
Security	Par (000)	Value
Electric (continued)
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	$135	$108,362
3.60%, 03/01/52	95	72,373
3.95%, 03/01/48	144	116,407
4.50%, 04/01/44	137	123,697
4.95%, 04/01/33	30	30,092
Series AC, 4.25%, 02/01/49	244	207,828
Series AD, 2.90%, 07/01/50	127	84,203
Series K2, 6.95%, 03/15/33	105	119,032
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	160	166,084
CMS Energy Corp., 4.75%, 06/01/50, (5-year CMT + 4.116%)(a)	565	535,743
Commonwealth Edison Co.
2.20%, 03/01/30	289	256,075
3.00%, 03/01/50	265	181,233
3.65%, 06/15/46	341	269,784
3.70%, 08/15/28	525	511,063
3.70%, 03/01/45	118	94,897
3.80%, 10/01/42	65	53,976
4.00%, 03/01/48	274	225,408
4.00%, 03/01/49	252	206,095
4.35%, 11/15/45	71	62,757
4.70%, 01/15/44	25	23,152
4.90%, 02/01/33	30	30,122
5.30%, 06/01/34	70	72,137
5.30%, 02/01/53	40	39,868
5.65%, 06/01/54	145	151,524
5.90%, 03/15/36	260	279,137
6.45%, 01/15/38	114	127,578
Series 122, 2.95%, 08/15/27	100	96,297
Series 123, 3.75%, 08/15/47	185	146,361
Series 127, 3.20%, 11/15/49	239	167,515
Series 131, 2.75%, 09/01/51	570	361,718
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	130	109,233
4.30%, 04/15/44	415	365,523
4.65%, 01/01/29	75	75,282
4.90%, 07/01/33	75	75,215
4.95%, 08/15/34	25	25,118
5.25%, 01/15/53	220	222,600
Series A, 2.05%, 07/01/31	927	789,805
Series A, 3.20%, 03/15/27	670	651,622
Series A, 4.15%, 06/01/45	220	189,041
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61	75	54,613
3.70%, 11/15/59	165	122,879
3.85%, 06/15/46	139	111,952
3.95%, 03/01/43	144	121,420
4.45%, 03/15/44	230	205,853
4.50%, 12/01/45	155	138,158
4.50%, 05/15/58	210	179,556
4.63%, 12/01/54	279	250,349
5.70%, 06/15/40	122	126,970
Series 05-A, 5.30%, 03/01/35	197	201,864
Series 06-A, 5.85%, 03/15/36	69	73,731
Series 06-B, 6.20%, 06/15/36	105	115,128
Series 08-B, 6.75%, 04/01/38	165	189,542
Series 09-C, 5.50%, 12/01/39	145	148,427
Series 12-A, 4.20%, 03/15/42	122	106,383
Series 2017, 3.88%, 06/15/47	306	245,657

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series 20A, 3.35%, 04/01/30	$405	$381,075
Series 20B, 3.95%, 04/01/50	232	193,187
Series C, 3.00%, 12/01/60	70	44,034
Series C, 4.00%, 11/15/57	109	85,814
Series C, 4.30%, 12/01/56	136	113,200
Series D, 4.00%, 12/01/28	279	274,156
Series E, 4.65%, 12/01/48	100	90,152
Constellation Energy Generation LLC
5.75%, 10/01/41	15	15,272
6.25%, 10/01/39	102	110,252
Consumers Energy Co.
2.50%, 05/01/60(b)	1,575	934,927
2.65%, 08/15/52	570	369,196
4.20%, 09/01/52	300	256,687
Delmarva Power & Light Co., 4.15%, 05/15/45	80	67,321
Dominion Energy Inc.
4.85%, 08/15/52	200	181,869
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(a)	530	562,665
Edison International
4.13%, 03/15/28	275	269,411
5.25%, 11/15/28	60	60,726
5.45%, 06/15/29	25	25,550
5.75%, 06/15/27	30	30,672
El Paso Electric Co.
5.00%, 12/01/44	60	53,707
6.00%, 05/15/35	87	89,877
Enel Americas SA, 4.00%, 10/25/26	2,495	2,448,356
Entergy Louisiana LLC
2.90%, 03/15/51	468	304,905
4.20%, 09/01/48	140	117,520
4.20%, 04/01/50	350	291,448
4.95%, 01/15/45	595	552,796
5.70%, 03/15/54	145	151,387
Eversource Energy
3.38%, 03/01/32	490	439,804
3.45%, 01/15/50	555	405,461
4.60%, 07/01/27	105	104,750
4.75%, 05/15/26	70	69,996
5.13%, 05/15/33	120	119,721
5.45%, 03/01/28	155	158,608
5.50%, 01/01/34	320	325,859
5.85%, 04/15/31	460	480,400
5.95%, 02/01/29	160	166,856
5.95%, 07/15/34	220	231,237
Series M, 3.30%, 01/15/28	905	867,627
Series O, 4.25%, 04/01/29	140	137,296
Series R, 1.65%, 08/15/30	1,335	1,125,519
Exelon Corp.
3.40%, 04/15/26	1,320	1,298,398
4.05%, 04/15/30	320	308,578
4.10%, 03/15/52	655	529,342
4.45%, 04/15/46	296	258,434
4.70%, 04/15/50	380	339,286
4.95%, 06/15/35	212	206,947
5.10%, 06/15/45	245	233,834
5.15%, 03/15/28	70	71,005
5.30%, 03/15/33	90	92,147
5.45%, 03/15/34	135	138,611
5.60%, 03/15/53	240	244,487
5.63%, 06/15/35	420	435,747
Security	Par (000)	Value
Electric (continued)
Florida Power & Light Co.
3.15%, 10/01/49	$266	$190,476
3.70%, 12/01/47	128	101,815
3.95%, 03/01/48	334	277,683
3.99%, 03/01/49	128	106,488
4.05%, 06/01/42	167	144,834
4.05%, 10/01/44	210	179,355
4.13%, 02/01/42	35	30,729
4.13%, 06/01/48	245	207,745
4.40%, 05/15/28	45	44,929
4.45%, 05/15/26	55	55,119
4.63%, 05/15/30	85	85,544
4.80%, 05/15/33	55	54,940
4.95%, 06/01/35	150	150,613
5.25%, 02/01/41	100	100,748
5.63%, 04/01/34	515	546,819
5.65%, 02/01/37	117	123,761
5.69%, 03/01/40	240	255,310
5.95%, 02/01/38	280	304,747
5.96%, 04/01/39	95	103,014
Iberdrola International BV, 6.75%, 07/15/36	1,239	1,423,095
ITC Holdings Corp.
3.25%, 06/30/26	815	796,744
3.35%, 11/15/27	574	555,234
5.30%, 07/01/43	369	353,010
National Grid PLC
5.42%, 01/11/34	755	771,592
5.60%, 06/12/28	540	555,374
5.81%, 06/12/33	1,805	1,888,386
National Grid USA, 5.80%, 04/01/35	1,330	1,373,716
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32	70	66,306
4.30%, 03/15/49	132	113,329
4.40%, 11/01/48	105	90,380
Series C, 8.00%, 03/01/32	120	142,617
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30	1,849	1,624,726
2.75%, 11/01/29	1,352	1,241,295
3.50%, 04/01/29	670	639,301
3.55%, 05/01/27	1,664	1,627,345
3.80%, 03/15/82, (5-year CMT + 2.547%)(a)	95	90,550
4.80%, 12/01/77, (3-mo. LIBOR US + 2.409%)(a)	135	130,676
4.90%, 02/28/28	155	156,138
4.90%, 03/15/29	75	75,657
4.95%, 01/29/26	75	75,286
5.00%, 02/28/30	145	147,179
5.00%, 07/15/32	170	171,242
5.05%, 02/28/33	150	150,876
5.25%, 03/15/34	140	142,158
5.25%, 02/28/53	70	68,212
NSTAR Electric Co.
1.95%, 08/15/31	394	333,501
3.10%, 06/01/51	220	153,097
3.20%, 05/15/27	825	799,995
3.25%, 05/15/29	90	85,325
3.95%, 04/01/30	510	494,158
4.40%, 03/01/44	429	380,084
5.40%, 06/01/34	95	98,113
5.50%, 03/15/40	265	269,710
Ohio Edison Co., 6.88%, 07/15/36	155	175,909

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Ohio Power Co.
4.00%, 06/01/49	$275	$218,605
4.15%, 04/01/48	205	165,208
5.00%, 06/01/33	30	29,847
5.65%, 06/01/34	25	25,871
Series Q, 1.63%, 01/15/31	720	596,988
Series R, 2.90%, 10/01/51	520	332,339
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	850	536,531
3.10%, 09/15/49	195	136,025
3.75%, 04/01/45	239	192,929
3.80%, 09/30/47	108	86,968
3.80%, 06/01/49	170	135,458
4.10%, 11/15/48	165	138,215
4.55%, 12/01/41	55	50,409
4.60%, 06/01/52	105	92,960
4.65%, 11/01/29(e)	50	50,206
4.95%, 09/15/52	130	123,554
5.25%, 09/30/40	100	100,690
5.30%, 06/01/42	110	110,713
5.55%, 06/15/54(b)(e)	180	185,874
5.65%, 11/15/33	35	36,999
7.00%, 05/01/32	76	86,469
7.25%, 01/15/33	82	94,650
7.50%, 09/01/38	65	79,009
Pacific Gas and Electric Co.
3.50%, 08/01/50	465	333,982
3.95%, 12/01/47	180	139,343
4.20%, 06/01/41	165	138,160
4.25%, 03/15/46	90	73,535
4.30%, 03/15/45	150	124,195
4.45%, 04/15/42	95	81,700
4.50%, 07/01/40	225	199,527
4.55%, 07/01/30	200	195,873
4.60%, 06/15/43	50	43,512
4.75%, 02/15/44	45	39,581
4.95%, 07/01/50	565	507,629
5.25%, 03/01/52	265	246,612
5.90%, 06/15/32	355	371,014
6.70%, 04/01/53	210	236,676
6.75%, 01/15/53	260	292,380
PECO Energy Co.
2.80%, 06/15/50	134	88,808
2.85%, 09/15/51	225	148,139
3.00%, 09/15/49	230	159,787
3.70%, 09/15/47	476	374,538
3.90%, 03/01/48	259	211,371
4.15%, 10/01/44	282	243,758
4.38%, 08/15/52	100	87,888
4.60%, 05/15/52	100	91,210
4.90%, 06/15/33	75	75,521
PG&E Recovery Funding LLC
Series A-2, 5.23%, 06/01/42	550	564,739
Series A-3, 5.53%, 06/01/51	700	725,748
Potomac Electric Power Co.
4.15%, 03/15/43	345	299,400
5.20%, 03/15/34	25	25,512
5.50%, 03/15/54	50	51,493
6.50%, 11/15/37	460	521,980
PPL Electric Utilities Corp.
3.00%, 10/01/49	195	136,248
Security	Par (000)	Value
Electric (continued)
3.95%, 06/01/47	$109	$90,302
4.15%, 10/01/45	15	12,965
4.15%, 06/15/48	160	136,501
4.85%, 02/15/34	25	25,055
5.00%, 05/15/33	125	126,743
5.25%, 05/15/53	770	778,547
Public Service Co. of New Hampshire
3.60%, 07/01/49	585	449,096
5.15%, 01/15/53	290	284,612
5.35%, 10/01/33	125	129,391
Series V, 2.20%, 06/15/31	160	137,401
Public Service Electric & Gas Co.
2.70%, 05/01/50	92	60,069
3.15%, 01/01/50	180	129,292
3.20%, 08/01/49	255	184,797
3.60%, 12/01/47	225	175,266
3.65%, 09/01/28	330	320,050
3.65%, 09/01/42	105	85,533
3.80%, 01/01/43	65	54,036
3.85%, 05/01/49	205	166,294
3.95%, 05/01/42	30	25,506
4.05%, 05/01/48	95	79,993
4.65%, 03/15/33	70	69,429
4.90%, 12/15/32	100	101,396
5.13%, 03/15/53	370	365,196
5.20%, 03/01/34	50	51,227
5.45%, 03/01/54	40	41,349
5.50%, 03/01/40	70	72,460
5.80%, 05/01/37	150	160,223
Public Service Enterprise Group Inc.
1.60%, 08/15/30	1,982	1,675,792
2.45%, 11/15/31	775	669,152
5.20%, 04/01/29	125	127,838
5.45%, 04/01/34	595	608,433
6.13%, 10/15/33	325	347,556
San Diego Gas & Electric Co.
4.15%, 05/15/48	200	166,513
4.50%, 08/15/40	102	95,296
6.00%, 06/01/39	130	140,425
Series RRR, 3.75%, 06/01/47	179	141,318
Series TTT, 4.10%, 06/15/49	284	234,229
Series UUU, 3.32%, 04/15/50	182	130,088
Series VVV, 1.70%, 10/01/30	695	591,479
Series WWW, 2.95%, 08/15/51	185	127,088
Sempra
3.25%, 06/15/27	437	422,432
3.40%, 02/01/28	103	99,090
3.80%, 02/01/38	464	398,616
4.00%, 02/01/48	389	312,110
4.13%, 04/01/52, (5-year CMT + 2.868%)(a)	450	427,987
5.50%, 08/01/33	100	102,980
6.00%, 10/15/39	234	247,267
Southern California Edison Co.
2.25%, 06/01/30	80	70,568
2.85%, 08/01/29	120	110,837
3.45%, 02/01/52	105	75,809
3.65%, 02/01/50	358	272,620
4.00%, 04/01/47	362	295,106
4.05%, 03/15/42	144	120,867
4.50%, 09/01/40	55	50,209
4.65%, 10/01/43	131	119,880

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.90%, 06/01/26	$65	$65,217
5.15%, 06/01/29	50	50,903
5.35%, 03/01/26	50	50,414
5.45%, 06/01/31	55	56,871
5.50%, 03/15/40	124	126,213
5.63%, 02/01/36	137	141,267
5.70%, 03/01/53	30	31,002
5.75%, 04/15/54	270	281,224
5.88%, 12/01/53	100	105,841
6.00%, 01/15/34	280	301,306
6.05%, 03/15/39	126	135,114
6.65%, 04/01/29	180	192,219
Series 04-G, 5.75%, 04/01/35	85	89,270
Series 05-E, 5.35%, 07/15/35	75	76,775
Series 06-E, 5.55%, 01/15/37	200	206,409
Series 08-A, 5.95%, 02/01/38	117	124,262
Series 13-A, 3.90%, 03/15/43	155	128,675
Series A, 4.20%, 03/01/29	55	53,951
Series B, 4.88%, 03/01/49	129	118,770
Series C, 3.60%, 02/01/45	45	34,991
Series C, 4.13%, 03/01/48	311	257,520
Toledo Edison Co. (The), 6.15%, 05/15/37	15	16,337
		78,876,987
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	820	708,703
Emerson Electric Co.
2.75%, 10/15/50	109	72,403
2.80%, 12/21/51	60	39,478
5.25%, 11/15/39	55	56,145
		876,729
Electronics — 0.3%
Allegion PLC, 3.50%, 10/01/29	685	648,332
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	215	207,952
5.41%, 07/01/32	570	584,806
5.60%, 05/29/34	190	195,646
Amphenol Corp., 4.35%, 06/01/29	81	80,164
Avnet Inc.
3.00%, 05/15/31	185	160,267
4.63%, 04/15/26	397	394,809
5.50%, 06/01/32	125	125,540
6.25%, 03/15/28	95	98,432
Flex Ltd.
4.88%, 06/15/29	470	466,594
4.88%, 05/12/30	565	558,840
5.25%, 01/15/32	25	25,081
6.00%, 01/15/28	90	92,603
Fortive Corp.
3.15%, 06/15/26	133	129,903
4.30%, 06/15/46	65	55,028
Honeywell International Inc.
1.95%, 06/01/30	730	638,955
2.50%, 11/01/26	631	609,645
2.70%, 08/15/29	140	129,833
3.81%, 11/21/47	242	196,247
4.25%, 01/15/29	75	74,837
4.50%, 01/15/34	25	24,477
4.65%, 07/30/27	50	50,398
4.70%, 02/01/30	50	50,268
4.75%, 02/01/32	50	50,174
Security	Par (000)	Value
Electronics (continued)
4.88%, 09/01/29(b)	$45	$45,826
4.95%, 02/15/28	55	56,055
4.95%, 09/01/31	55	56,054
5.00%, 02/15/33	115	117,093
5.00%, 03/01/35	185	186,769
5.25%, 03/01/54	140	139,415
5.35%, 03/01/64	125	125,830
5.38%, 03/01/41	50	51,845
5.70%, 03/15/36	200	214,601
5.70%, 03/15/37	117	124,961
Hubbell Inc.
3.15%, 08/15/27	96	92,352
3.35%, 03/01/26	95	93,437
3.50%, 02/15/28	65	62,690
Jabil Inc., 3.95%, 01/12/28	127	123,640
Keysight Technologies Inc.
3.00%, 10/30/29	403	371,805
4.60%, 04/06/27	1,018	1,017,025
4.95%, 10/15/34	25	24,649
Trimble Inc., 4.90%, 06/15/28	719	721,198
Tyco Electronics Group SA
3.13%, 08/15/27	525	507,161
3.70%, 02/15/26	175	172,822
4.50%, 02/13/26	55	54,990
7.13%, 10/01/37	125	146,642
Vontier Corp.
2.40%, 04/01/28	415	379,507
2.95%, 04/01/31	215	187,414
		10,722,612
Entertainment — 0.1%
Warnermedia Holdings Inc.
4.28%, 03/15/32	155	140,047
5.05%, 03/15/42	165	139,579
5.14%, 03/15/52	995	800,817
5.39%, 03/15/62	860	687,215
		1,767,658
Environmental Control — 0.0%
Republic Services Inc.
3.05%, 03/01/50	80	56,440
5.70%, 05/15/41	10	10,408
6.20%, 03/01/40	38	41,882
Veralto Corp.
5.35%, 09/18/28	60	61,351
5.45%, 09/18/33	690	708,201
5.50%, 09/18/26	5	5,064
Waste Connections Inc.
2.95%, 01/15/52	30	19,989
3.05%, 04/01/50	97	66,405
Waste Management Inc.
4.10%, 03/01/45	5	4,319
4.15%, 07/15/49	147	126,165
4.63%, 02/15/30	100	100,170
4.63%, 02/15/33	55	54,807
4.88%, 02/15/34(b)	85	85,483
		1,340,684
Food — 0.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	205	222,549
Conagra Brands Inc.
4.85%, 11/01/28	229	229,721
5.30%, 10/01/26	100	101,027

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.30%, 11/01/38	$245	$238,242
5.40%, 11/01/48	216	207,276
7.00%, 10/01/28	55	59,127
8.25%, 09/15/30	345	402,400
General Mills Inc.
2.25%, 10/14/31	750	638,997
2.88%, 04/15/30	586	533,726
3.00%, 02/01/51(b)	205	137,170
3.20%, 02/10/27	558	542,010
4.15%, 02/15/43	205	176,799
4.20%, 04/17/28	1,023	1,009,455
4.70%, 01/30/27	130	130,273
4.70%, 04/17/48	85	77,631
4.88%, 01/30/30	125	125,648
4.95%, 03/29/33	160	159,626
5.25%, 01/30/35	125	126,342
5.40%, 06/15/40	195	196,758
5.50%, 10/17/28	170	175,022
Hershey Co. (The)
3.13%, 11/15/49	35	24,794
3.38%, 08/15/46	100	76,694
Hormel Foods Corp.
3.05%, 06/03/51	60	41,740
4.80%, 03/30/27	115	115,996
Ingredion Inc.
2.90%, 06/01/30	300	274,009
3.90%, 06/01/50	204	158,708
J.M. Smucker Co. (The)
3.55%, 03/15/50	83	60,756
4.25%, 03/15/35	272	253,402
4.38%, 03/15/45	55	47,258
6.50%, 11/15/43	30	33,058
Kellanova
2.10%, 06/01/30	855	751,574
3.25%, 04/01/26	1,492	1,466,635
3.40%, 11/15/27	818	791,992
4.30%, 05/15/28	679	671,067
4.50%, 04/01/46	169	149,713
5.25%, 03/01/33	210	214,686
5.75%, 05/16/54	70	73,953
Series B, 7.45%, 04/01/31	1,044	1,188,400
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	166	169,216
Kraft Heinz Foods Co.
4.38%, 06/01/46	195	165,706
4.88%, 10/01/49	345	311,441
5.00%, 07/15/35	15	14,928
5.20%, 07/15/45	375	355,367
5.50%, 06/01/50	350	345,084
6.50%, 02/09/40	105	116,028
6.88%, 01/26/39	270	307,670
Kroger Co. (The)
2.65%, 10/15/26	10	9,645
3.70%, 08/01/27	5	4,896
3.88%, 10/15/46	118	93,376
3.95%, 01/15/50	95	75,733
4.45%, 02/01/47	255	220,229
4.50%, 01/15/29	115	114,443
4.60%, 08/15/27	140	140,649
4.65%, 09/15/29	325	326,124
4.65%, 01/15/48	150	132,678
4.70%, 08/15/26	110	110,358
Security	Par (000)	Value
Food (continued)
4.90%, 09/15/31	$175	$175,992
5.00%, 09/15/34	250	248,886
5.00%, 04/15/42	70	66,375
5.15%, 08/01/43	40	38,344
5.40%, 07/15/40	82	81,807
5.40%, 01/15/49	168	166,820
5.50%, 09/15/54	225	223,235
5.65%, 09/15/64	125	123,704
6.90%, 04/15/38	67	76,089
7.50%, 04/01/31	200	229,751
McCormick & Co. Inc./MD
1.85%, 02/15/31	260	218,644
3.40%, 08/15/27	575	559,440
4.20%, 08/15/47	309	262,741
4.95%, 04/15/33	50	50,025
Mondelez International Inc., 2.63%, 09/04/50	95	59,426
Sysco Corp.
2.40%, 02/15/30	230	205,053
3.25%, 07/15/27	114	110,243
3.30%, 02/15/50	168	119,952
4.45%, 03/15/48	112	95,818
4.50%, 04/01/46	99	85,882
4.85%, 10/01/45	50	45,846
5.38%, 09/21/35	57	58,601
5.95%, 04/01/30	165	173,894
6.60%, 04/01/40	80	88,977
6.60%, 04/01/50	190	216,432
The Campbell's Co.
2.38%, 04/24/30	68	60,182
3.13%, 04/24/50	41	28,125
4.15%, 03/15/28	633	623,107
4.75%, 03/23/35	125	121,074
4.80%, 03/15/48	276	251,777
5.20%, 03/19/27	125	126,760
5.20%, 03/21/29	125	127,269
5.25%, 10/13/54	50	48,270
5.30%, 03/20/26	105	105,710
5.40%, 03/21/34	125	127,502
Tyson Foods Inc.
4.55%, 06/02/47	40	34,565
5.10%, 09/28/48	234	219,022
5.15%, 08/15/44	42	39,719
		20,592,864
Forest Products & Paper — 0.0%
International Paper Co.
4.35%, 08/15/48	165	140,368
4.40%, 08/15/47	211	182,037
4.80%, 06/15/44	121	111,668
5.00%, 09/15/35	235	235,836
5.15%, 05/15/46	30	28,582
6.00%, 11/15/41	250	267,556
7.30%, 11/15/39	10	11,827
Suzano Austria GmbH
5.00%, 01/15/30	340	331,271
6.00%, 01/15/29	195	198,250
		1,507,395
Gas — 0.2%
Atmos Energy Corp.
2.85%, 02/15/52	135	87,811
4.13%, 03/15/49	135	112,090

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
4.15%, 01/15/43	$35	$30,496
4.30%, 10/01/48	115	100,202
5.50%, 06/15/41	25	25,889
5.75%, 10/15/52	20	21,162
National Fuel Gas Co.
2.95%, 03/01/31	167	145,751
3.95%, 09/15/27	50	48,817
4.75%, 09/01/28	145	143,960
5.50%, 10/01/26	60	60,707
NiSource Inc.
5.00%, 06/15/52	35	32,673
5.35%, 04/01/34	325	331,039
5.40%, 06/30/33	25	25,496
6.38%, 03/31/55, (5-year CMT + 2.527%)(a)	400	401,722
6.95%, 11/30/54, (5-year CMT + 2.451%)(a)	200	204,805
ONE Gas Inc.
2.00%, 05/15/30	835	732,078
4.25%, 09/01/32	650	630,638
4.50%, 11/01/48	250	218,477
4.66%, 02/01/44	150	137,616
5.10%, 04/01/29	25	25,471
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50	290	204,480
5.05%, 05/15/52	392	364,158
5.10%, 02/15/35	50	49,676
5.40%, 06/15/33	80	82,093
Southern California Gas Co.
3.75%, 09/15/42	175	143,900
5.13%, 11/15/40	135	133,824
5.20%, 06/01/33	100	102,203
5.75%, 06/01/53	100	105,170
Series UU, 4.13%, 06/01/48	165	136,090
Series VV, 4.30%, 01/15/49	145	123,846
Series WW, 3.95%, 02/15/50	257	207,159
Southwest Gas Corp.
3.70%, 04/01/28	65	62,698
3.80%, 09/29/46	135	103,780
4.15%, 06/01/49	141	112,806
5.45%, 03/23/28	35	35,747
5.80%, 12/01/27	100	102,627
Washington Gas Light Co.
3.65%, 09/15/49	184	139,319
Series K, 3.80%, 09/15/46	110	86,940
		5,813,416
Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28	21	20,823
Snap-on Inc.
3.10%, 05/01/50	77	54,437
3.25%, 03/01/27	75	73,094
4.10%, 03/01/48	87	73,937
Stanley Black & Decker Inc.
4.25%, 11/15/28	175	172,403
4.85%, 11/15/48	40	36,240
		430,934
Health Care - Products — 0.2%
Abbott Laboratories
4.75%, 11/30/36	120	119,157
4.90%, 11/30/46	55	53,937
5.30%, 05/27/40	25	26,067
6.00%, 04/01/39	180	200,342
Security	Par (000)	Value
Health Care - Products (continued)
Agilent Technologies Inc.
2.75%, 09/15/29	$587	$537,975
3.05%, 09/22/26	590	572,874
Baxter International Inc.
2.54%, 02/01/32(b)	175	149,226
3.13%, 12/01/51	145	95,728
3.50%, 08/15/46	198	144,318
Boston Scientific Corp.
4.55%, 03/01/39	35	33,242
4.70%, 03/01/49	79	73,770
6.50%, 11/15/35	15	16,888
7.38%, 01/15/40	115	138,825
Danaher Corp.
2.60%, 10/01/50	420	268,086
2.80%, 12/10/51	580	382,201
4.38%, 09/15/45	126	113,477
Dentsply Sirona Inc., 3.25%, 06/01/30	335	300,556
DH Europe Finance II SARL
3.25%, 11/15/39	240	194,440
3.40%, 11/15/49	477	358,742
Edwards Lifesciences Corp., 4.30%, 06/15/28	1,234	1,217,103
GE HealthCare Technologies Inc., 6.38%, 11/22/52	220	249,546
Medtronic Inc., 4.63%, 03/15/45	203	188,131
Revvity Inc.
2.25%, 09/15/31	125	104,931
3.30%, 09/15/29	278	259,256
3.63%, 03/15/51	105	75,967
Smith & Nephew PLC
2.03%, 10/14/30	170	144,365
5.40%, 03/20/34	20	20,289
Solventum Corp.
5.60%, 03/23/34(e)	40	40,714
5.90%, 04/30/54(e)	230	235,694
6.00%, 05/15/64(e)	220	224,873
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	455	398,260
3.75%, 03/15/51	390	291,260
Stryker Corp.
2.90%, 06/15/50	150	103,342
4.10%, 04/01/43	30	25,735
4.38%, 05/15/44	84	74,040
4.63%, 03/15/46	144	131,109
Thermo Fisher Scientific Inc.
4.10%, 08/15/47	138	118,033
5.09%, 08/10/33	80	81,533
5.30%, 02/01/44	178	178,015
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	595	516,654
4.45%, 08/15/45(b)	139	121,779
5.20%, 09/15/34	25	25,080
5.35%, 12/01/28	125	128,113
5.75%, 11/30/39	85	88,146
		8,821,819
Health Care - Services — 0.9%
Aetna Inc.
3.88%, 08/15/47	195	147,569
4.13%, 11/15/42	205	165,847
4.50%, 05/15/42	110	94,538
6.63%, 06/15/36	216	236,312
6.75%, 12/15/37	159	174,234

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Centene Corp.
2.45%, 07/15/28	$80	$72,430
2.50%, 03/01/31	490	412,265
2.63%, 08/01/31	515	431,248
3.00%, 10/15/30	315	275,184
3.38%, 02/15/30	1,005	905,929
4.63%, 12/15/29	130	124,607
Cigna Group (The)
2.40%, 03/15/30	320	284,411
3.20%, 03/15/40	175	134,786
3.40%, 03/15/50	419	297,316
3.40%, 03/15/51	260	183,298
3.88%, 10/15/47	351	273,794
4.38%, 10/15/28	861	853,564
4.80%, 08/15/38	563	533,957
4.80%, 07/15/46	295	267,567
4.90%, 12/15/48	405	368,634
5.13%, 05/15/31	120	121,532
5.25%, 02/15/34	230	232,426
5.40%, 03/15/33	165	168,899
5.60%, 02/15/54	225	225,728
6.13%, 11/15/41	159	169,958
Elevance Health Inc.
2.55%, 03/15/31	90	78,774
2.88%, 09/15/29	20	18,411
3.13%, 05/15/50	138	93,952
3.60%, 03/15/51	210	155,368
3.65%, 12/01/27	135	131,601
3.70%, 09/15/49	220	166,334
4.10%, 03/01/28	235	231,221
4.10%, 05/15/32	270	255,737
4.38%, 12/01/47	286	243,356
4.50%, 10/30/26	105	104,864
4.55%, 03/01/48	30	26,156
4.55%, 05/15/52	70	60,150
4.63%, 05/15/42	202	182,903
4.65%, 01/15/43	220	200,029
4.65%, 08/15/44	112	100,868
4.75%, 02/15/30	145	144,968
4.75%, 02/15/33	310	303,838
4.95%, 11/01/31	275	275,762
5.10%, 01/15/44	171	163,235
5.13%, 02/15/53	155	146,011
5.15%, 06/15/29	160	162,596
5.20%, 02/15/35	235	236,747
5.38%, 06/15/34	270	275,256
5.50%, 10/15/32	365	377,465
5.65%, 06/15/54	110	111,704
5.70%, 02/15/55	220	226,152
5.85%, 01/15/36	60	63,215
5.85%, 11/01/64	275	283,512
5.95%, 12/15/34	105	112,254
6.38%, 06/15/37	69	75,621
HCA Inc.
2.38%, 07/15/31	15	12,682
3.13%, 03/15/27	75	72,282
3.50%, 09/01/30	475	438,534
3.50%, 07/15/51	444	305,967
3.63%, 03/15/32	32	28,887
4.13%, 06/15/29	218	210,657
4.50%, 02/15/27	604	599,643
Security	Par (000)	Value
Health Care - Services (continued)
4.63%, 03/15/52	$277	$229,979
5.13%, 06/15/39	219	208,148
5.20%, 06/01/28	65	65,791
5.25%, 06/15/26	431	432,267
5.25%, 06/15/49	284	260,765
5.50%, 06/01/33	585	591,435
5.50%, 06/15/47	309	296,376
5.60%, 04/01/34	105	106,337
5.88%, 02/01/29	335	345,108
5.90%, 06/01/53	155	155,237
5.95%, 09/15/54	90	90,727
6.00%, 04/01/54	285	289,348
6.10%, 04/01/64	150	151,609
Humana Inc.
3.13%, 08/15/29	175	162,378
3.95%, 08/15/49	151	116,124
4.63%, 12/01/42	237	206,391
4.80%, 03/15/47	235	204,632
4.88%, 04/01/30	204	203,106
4.95%, 10/01/44	220	197,458
5.75%, 03/01/28	60	61,629
5.75%, 12/01/28	25	25,757
5.75%, 04/15/54	50	49,803
5.88%, 03/01/33	90	93,051
5.95%, 03/15/34	90	93,526
ICON Investments Six DAC, 6.00%, 05/08/34	360	371,419
IQVIA Inc., 6.25%, 02/01/29	30	31,334
Laboratory Corp. of America Holdings
2.70%, 06/01/31	355	311,240
2.95%, 12/01/29	242	221,860
4.35%, 04/01/30	150	146,552
4.55%, 04/01/32	150	145,699
4.70%, 02/01/45	304	274,670
4.80%, 10/01/34	150	145,976
Quest Diagnostics Inc.
2.80%, 06/30/31	555	490,759
2.95%, 06/30/30	596	542,848
3.45%, 06/01/26	975	957,434
4.20%, 06/30/29	376	368,774
4.60%, 12/15/27	65	65,158
4.63%, 12/15/29	100	99,412
4.70%, 03/30/45	245	223,121
5.00%, 12/15/34	100	99,221
6.40%, 11/30/33	110	120,530
UnitedHealth Group Inc.
2.75%, 05/15/40	50	37,020
2.88%, 08/15/29	50	46,590
2.90%, 05/15/50	110	73,281
2.95%, 10/15/27	120	115,489
3.13%, 05/15/60	177	114,239
3.25%, 05/15/51	260	184,232
3.50%, 08/15/39	175	145,668
3.70%, 08/15/49	186	144,532
3.75%, 10/15/47	220	174,206
3.85%, 06/15/28	230	225,905
3.88%, 12/15/28	105	102,805
3.88%, 08/15/59	233	178,001
3.95%, 10/15/42	90	76,389
4.00%, 05/15/29	70	68,658
4.20%, 05/15/32	780	754,935
4.20%, 01/15/47	204	173,841

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.25%, 01/15/29	$305	$302,508
4.25%, 03/15/43	140	124,710
4.25%, 04/15/47	192	164,808
4.25%, 06/15/48	230	196,217
4.38%, 03/15/42	100	89,977
4.45%, 12/15/48	239	210,240
4.50%, 04/15/33	470	459,179
4.60%, 04/15/27	35	35,174
4.63%, 07/15/35	246	240,916
4.63%, 11/15/41	151	140,393
4.70%, 04/15/29	125	126,025
4.75%, 07/15/26	120	120,745
4.75%, 07/15/45	167	156,199
4.75%, 05/15/52	245	224,566
4.80%, 01/15/30	400	404,232
4.90%, 04/15/31	155	157,119
4.95%, 01/15/32	605	610,901
4.95%, 05/15/62	190	176,239
5.00%, 04/15/34	350	351,956
5.15%, 07/15/34	660	672,126
5.20%, 04/15/63	215	207,272
5.25%, 02/15/28	35	35,856
5.30%, 02/15/30	40	41,279
5.35%, 02/15/33	385	398,721
5.38%, 04/15/54	200	200,272
5.50%, 07/15/44	350	358,957
5.50%, 04/15/64	195	196,368
5.63%, 07/15/54	550	571,295
5.75%, 07/15/64	260	272,043
5.80%, 03/15/36	170	181,564
5.88%, 02/15/53	160	171,091
5.95%, 02/15/41	5	5,348
6.05%, 02/15/63	175	190,900
6.50%, 06/15/37	59	66,656
6.63%, 11/15/37	225	257,343
6.88%, 02/15/38	315	369,822
		34,190,542
Holding Companies - Diversified — 0.0%
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(e)	435	437,194
North Haven Private Income Fund LLC, 5.75%, 02/01/30(e)	400	392,863
		830,057
Home Builders — 0.0%
MDC Holdings Inc.
2.50%, 01/15/31	95	83,449
3.97%, 08/06/61(b)	125	100,781
6.00%, 01/15/43	165	171,175
PulteGroup Inc.
6.00%, 02/15/35	60	63,634
6.38%, 05/15/33	10	10,814
7.88%, 06/15/32	5	5,850
Toll Brothers Finance Corp., 4.35%, 02/15/28	60	59,086
		494,789
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27	167	159,191
3.50%, 11/15/51	160	106,787
4.40%, 03/15/29	195	185,526
Security	Par (000)	Value
Home Furnishings (continued)
Whirlpool Corp.
4.50%, 06/01/46	$142	$114,903
4.60%, 05/15/50	133	106,433
4.75%, 02/26/29(b)	45	44,573
5.50%, 03/01/33	355	354,545
5.75%, 03/01/34	285	284,109
		1,356,067
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	265	221,228
5.75%, 03/15/33	245	257,179
Church & Dwight Co. Inc.
3.95%, 08/01/47	40	32,309
5.00%, 06/15/52	90	86,038
Clorox Co. (The)
1.80%, 05/15/30	690	595,081
3.10%, 10/01/27	916	880,435
3.90%, 05/15/28	384	376,585
4.60%, 05/01/32	100	99,458
Kimberly-Clark Corp.
2.00%, 11/02/31	100	85,866
2.88%, 02/07/50	205	140,930
3.10%, 03/26/30	803	750,718
3.20%, 04/25/29	325	310,999
3.20%, 07/30/46	225	166,415
3.90%, 05/04/47	205	168,317
3.95%, 11/01/28	235	231,488
4.50%, 02/16/33	75	74,707
5.30%, 03/01/41	130	132,760
6.63%, 08/01/37	295	343,125
		4,953,638
Insurance — 0.6%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	72	87,241
Aegon Ltd., 5.50%, 04/11/48, (6-mo. LIBOR US + 3.540%)(a)	360	355,840
Aflac Inc.
3.60%, 04/01/30	159	151,777
4.00%, 10/15/46	30	24,625
4.75%, 01/15/49	62	56,898
Allstate Corp. (The)
5.35%, 06/01/33	173	177,610
6.50%, 05/15/67, (3-mo. LIBOR US + 2.120%)(a)	215	223,871
American Financial Group Inc./OH
4.50%, 06/15/47	37	32,350
5.25%, 04/02/30	65	66,611
American International Group Inc.
3.88%, 01/15/35	45	40,860
4.50%, 07/16/44	180	161,105
4.75%, 04/01/48	271	250,201
4.80%, 07/10/45	255	236,648
Series A-9, 5.75%, 04/01/48, (3-mo. LIBOR US + 2.868%)(a)	100	99,385
Aon Corp.
4.50%, 12/15/28	74	73,613
6.25%, 09/30/40	50	54,108
Aon Global Ltd., 4.75%, 05/15/45	127	115,530
Aon North America Inc., 5.75%, 03/01/54	40	41,518
Arch Capital Finance LLC, 5.03%, 12/15/46	106	99,522

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Arch Capital Group Ltd.
3.64%, 06/30/50	$115	$86,864
7.35%, 05/01/34	32	37,021
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	85	81,197
Arthur J Gallagher & Co.
3.05%, 03/09/52	80	52,308
6.75%, 02/15/54	25	29,094
Assurant Inc.
3.70%, 02/22/30	244	229,507
4.90%, 03/27/28	159	159,137
Athene Holding Ltd.
4.13%, 01/12/28	50	49,058
6.15%, 04/03/30	96	101,101
AXA SA, 8.60%, 12/15/30	910	1,089,250
Axis Specialty Finance LLC
3.90%, 07/15/29	100	96,041
4.90%, 01/15/40, (5-year CMT + 3.186%)(a)	50	47,643
Berkshire Hathaway Finance Corp.
3.85%, 03/15/52	160	128,828
4.20%, 08/15/48	277	242,723
4.25%, 01/15/49	304	269,639
Brighthouse Financial Inc., 4.70%, 06/22/47(b)	143	117,117
Brown & Brown Inc., 4.50%, 03/15/29	15	14,817
Chubb Corp. (The), 6.00%, 05/11/37	10	10,896
Chubb INA Holdings LLC
3.05%, 12/15/61	50	32,485
4.35%, 11/03/45	105	93,694
6.70%, 05/15/36	125	143,076
CNO Financial Group Inc., 5.25%, 05/30/29	211	211,812
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(a)	75	71,248
Enstar Group Ltd., 4.95%, 06/01/29	51	50,718
Equitable Holdings Inc.
4.35%, 04/20/28	500	493,874
5.00%, 04/20/48	120	112,319
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	80	52,874
4.87%, 06/01/44	40	36,249
First American Financial Corp., 4.00%, 05/15/30	215	202,607
Hartford Financial Services Group Inc. (The)
3.60%, 08/19/49	244	187,211
4.30%, 04/15/43	95	83,597
4.40%, 03/15/48	81	70,700
5.95%, 10/15/36	83	88,481
6.10%, 10/01/41	157	167,288
Jackson Financial Inc.
3.13%, 11/23/31	50	43,457
4.00%, 11/23/51	55	40,510
Lincoln National Corp.
3.05%, 01/15/30(b)	50	45,811
4.35%, 03/01/48	124	101,108
6.30%, 10/09/37	52	56,098
7.00%, 06/15/40	165	186,809
Loews Corp., 6.00%, 02/01/35	30	32,676
Manulife Financial Corp.
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(a)	275	268,702
4.15%, 03/04/26	556	553,334
5.38%, 03/04/46	300	304,615
Security	Par (000)	Value
Insurance (continued)
Markel Group Inc.
4.15%, 09/17/50	$75	$59,816
5.00%, 05/20/49	70	63,909
Marsh & McLennan Companies Inc.
4.20%, 03/01/48	170	144,830
4.35%, 01/30/47	217	190,240
4.38%, 03/15/29	127	126,209
4.55%, 11/08/27	65	65,243
4.65%, 03/15/30	125	125,267
4.75%, 03/15/39	70	67,356
4.85%, 11/15/31	125	125,457
4.90%, 03/15/49	312	294,122
5.00%, 03/15/35	215	216,233
5.35%, 11/15/44	75	76,187
5.40%, 03/15/55	300	304,595
5.45%, 03/15/53	35	35,629
5.70%, 09/15/53	5	5,294
5.88%, 08/01/33	170	183,226
MetLife Inc.
4.05%, 03/01/45	278	235,011
4.13%, 08/13/42	200	173,969
4.55%, 03/23/30	341	341,384
4.60%, 05/13/46	100	91,624
4.72%, 12/15/44	137	126,854
4.88%, 11/13/43	117	111,354
5.30%, 12/15/34	75	77,054
5.70%, 06/15/35	115	121,916
5.88%, 02/06/41	70	74,189
6.38%, 06/15/34	15	16,591
6.40%, 12/15/66	447	465,544
10.75%, 08/01/69	135	184,474
Munich Re America Corp., Series B, 7.45%, 12/15/26	75	78,983
Principal Financial Group Inc.
3.10%, 11/15/26	18	17,478
3.70%, 05/15/29	97	93,301
4.30%, 11/15/46	104	90,007
4.35%, 05/15/43	106	93,739
4.63%, 09/15/42	74	67,977
6.05%, 10/15/36	69	74,648
Progressive Corp. (The)
2.45%, 01/15/27	71	68,220
3.20%, 03/26/30	325	303,323
3.70%, 01/26/45	124	100,366
3.95%, 03/26/50	70	57,301
4.00%, 03/01/29	79	77,652
4.13%, 04/15/47	121	102,932
4.20%, 03/15/48	203	175,396
4.35%, 04/25/44	120	107,372
6.63%, 03/01/29	124	134,158
Prudential Financial Inc.
1.50%, 03/10/26	239	230,130
2.10%, 03/10/30	50	44,546
3.00%, 03/10/40	225	172,354
3.70%, 10/01/50, (5-year CMT + 3.035%)(a)	85	76,973
3.70%, 03/13/51	300	229,008
3.88%, 03/27/28	44	43,192
3.91%, 12/07/47	55	44,192
3.94%, 12/07/49	240	192,548
4.35%, 02/25/50	240	206,464
4.42%, 03/27/48	148	128,812

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.50%, 09/15/47, (3-mo. LIBOR US + 2.380%)(a)(b)	$165	$159,784
4.60%, 05/15/44	207	189,234
5.13%, 03/01/52, (5-year CMT + 3.162%)(a)	155	148,945
5.70%, 12/14/36	195	206,818
5.75%, 07/15/33	110	118,533
6.00%, 09/01/52, (5-year CMT + 3.234%)(a)	65	65,676
6.63%, 12/01/37	75	85,080
6.63%, 06/21/40	202	232,574
6.75%, 03/01/53, (5-year CMT + 2.848%)(a)	95	99,907
Prudential Funding Asia PLC
3.13%, 04/14/30	100	92,006
3.63%, 03/24/32	260	240,529
Selective Insurance Group Inc., 5.38%, 03/01/49	55	53,133
Stewart Information Services Corp., 3.60%, 11/15/31	15	13,055
Transatlantic Holdings Inc., 8.00%, 11/30/39	10	12,723
Travelers Companies Inc. (The)
2.55%, 04/27/50	130	81,792
3.75%, 05/15/46	163	131,545
4.00%, 05/30/47	192	160,917
4.05%, 03/07/48	125	105,520
4.10%, 03/04/49	175	147,621
4.30%, 08/25/45	175	153,478
4.60%, 08/01/43	97	89,810
5.35%, 11/01/40	255	260,965
6.25%, 06/15/37	342	379,920
6.75%, 06/20/36	149	171,360
Travelers Property Casualty Corp., 6.38%, 03/15/33	175	196,128
Unum Group
4.00%, 06/15/29	5	4,865
4.50%, 12/15/49	55	46,013
5.75%, 08/15/42	100	102,028
Willis North America Inc.
3.88%, 09/15/49	173	134,930
4.50%, 09/15/28	129	128,030
5.05%, 09/15/48	153	142,275
5.35%, 05/15/33	35	35,601
5.90%, 03/05/54	220	228,161
XL Group Ltd., 5.25%, 12/15/43	329	315,492
		20,772,004
Internet — 0.1%
Alibaba Group Holding Ltd.
3.15%, 02/09/51	15	10,260
3.25%, 02/09/61	245	160,576
4.00%, 12/06/37	240	212,550
4.20%, 12/06/47	165	138,852
4.40%, 12/06/57	15	12,680
Alphabet Inc., 2.25%, 08/15/60(b)	159	92,540
Amazon.com Inc.
2.50%, 06/03/50	345	218,629
2.70%, 06/03/60	959	586,146
3.10%, 05/12/51	490	349,232
3.25%, 05/12/61	300	208,078
3.88%, 08/22/37	180	163,517
3.95%, 04/13/52	180	150,204
4.05%, 08/22/47	417	360,547
4.10%, 04/13/62	390	324,269
4.25%, 08/22/57	416	361,153
Baidu Inc., 2.38%, 10/09/30	200	175,664
Security	Par (000)	Value
Internet (continued)
Booking Holdings Inc.
3.55%, 03/15/28	$54	$52,548
3.60%, 06/01/26	77	76,003
4.63%, 04/13/30	130	130,385
eBay Inc.
3.60%, 06/05/27	40	39,148
3.65%, 05/10/51	335	250,797
4.00%, 07/15/42	292	241,294
JD.com Inc., 4.13%, 01/14/50	200	166,858
Meta Platforms Inc.
4.45%, 08/15/52	70	62,567
4.65%, 08/15/62	160	144,479
5.55%, 08/15/64	35	36,256
5.75%, 05/15/63	65	69,240
VeriSign Inc., 2.70%, 06/15/31	130	112,607
		4,907,079
Iron & Steel — 0.0%
Nucor Corp.
2.98%, 12/15/55	350	224,733
4.40%, 05/01/48	145	128,046
5.20%, 08/01/43	152	151,303
6.40%, 12/01/37	15	16,717
Steel Dynamics Inc.
3.25%, 10/15/50	65	45,350
3.45%, 04/15/30	345	323,152
5.38%, 08/15/34	25	25,461
		914,762
Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45	225	189,204
Lodging — 0.0%
Choice Hotels International Inc.
3.70%, 12/01/29	95	89,301
3.70%, 01/15/31	102	93,415
5.85%, 08/01/34	100	102,122
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28	215	215,721
Series FF, 4.63%, 06/15/30	275	273,059
Series GG, 3.50%, 10/15/32	195	175,501
Series X, 4.00%, 04/15/28	5	4,907
Sands China Ltd.
2.85%, 03/08/29	325	290,137
3.25%, 08/08/31	200	171,933
		1,416,096
Machinery — 0.4%
ABB Finance USA Inc., 3.80%, 04/03/28	1,330	1,309,073
AGCO Corp., 5.80%, 03/21/34(b)	245	251,636
Caterpillar Financial Services Corp.
4.38%, 08/16/29	25	24,909
4.40%, 10/15/27	25	25,049
4.45%, 10/16/26	25	25,014
4.60%, 11/15/27	50	50,246
4.70%, 11/15/29	50	50,402
4.85%, 02/27/29(b)	50	50,761
Caterpillar Inc.
2.60%, 09/19/29	301	277,399
3.25%, 09/19/49	111	81,762
3.25%, 04/09/50	182	133,437
4.30%, 05/15/44	60	53,947
4.75%, 05/15/64	127	117,574

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
5.20%, 05/27/41	$207	$210,590
5.30%, 09/15/35	104	108,852
6.05%, 08/15/36	96	106,888
CNH Industrial Capital LLC
1.45%, 07/15/26	995	944,736
1.88%, 01/15/26	1,170	1,132,561
4.50%, 10/08/27	40	39,720
4.55%, 04/10/28	460	457,137
5.10%, 04/20/29	140	141,813
5.50%, 01/12/29	625	641,667
CNH Industrial NV, 3.85%, 11/15/27	1,102	1,082,449
Deere & Co.
3.10%, 04/15/30	170	158,212
3.75%, 04/15/50	155	126,780
5.38%, 10/16/29	85	88,550
7.13%, 03/03/31	35	40,186
Dover Corp., 5.38%, 03/01/41	30	30,348
Flowserve Corp., 3.50%, 10/01/30	90	83,344
IDEX Corp., 2.63%, 06/15/31	55	47,959
John Deere Capital Corp.
1.75%, 03/09/27	129	121,758
2.25%, 09/14/26	295	284,288
2.65%, 06/10/26	40	38,980
2.80%, 09/08/27	10	9,601
2.80%, 07/18/29	35	32,619
3.45%, 03/07/29	135	129,749
4.35%, 09/15/32	110	107,884
4.70%, 06/10/30	80	80,792
4.75%, 06/08/26	35	35,207
4.80%, 01/09/26	10	10,035
4.85%, 06/11/29	50	50,818
4.85%, 10/11/29	35	35,657
4.90%, 06/11/27	50	50,631
5.10%, 04/11/34	95	97,344
5.15%, 09/08/33	190	195,818
Series 1, 5.05%, 06/12/34	590	601,913
nVent Finance SARL, 5.65%, 05/15/33	100	102,442
Oshkosh Corp.
3.10%, 03/01/30	642	589,744
4.60%, 05/15/28	828	824,237
Rockwell Automation Inc.
2.80%, 08/15/61	25	15,044
3.50%, 03/01/29	429	410,817
4.20%, 03/01/49	102	88,717
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28	99	98,809
Xylem Inc./New York
1.95%, 01/30/28	1,168	1,082,646
2.25%, 01/30/31	1,365	1,179,554
3.25%, 11/01/26	1,655	1,613,249
4.38%, 11/01/46	135	116,268
		15,897,622
Manufacturing — 0.3%
3M Co.
2.25%, 09/19/26	2,216	2,126,565
2.38%, 08/26/29	869	787,615
2.88%, 10/15/27	1,340	1,283,591
3.05%, 04/15/30	320	296,852
3.38%, 03/01/29	189	180,257
3.63%, 09/14/28	700	679,446
3.63%, 10/15/47	124	95,681
Security	Par (000)	Value
Manufacturing (continued)
3.70%, 04/15/50	$10	$7,731
Carlisle Companies Inc., 2.75%, 03/01/30	152	137,513
Eaton Corp.
3.10%, 09/15/27	137	132,535
3.92%, 09/15/47	70	57,574
4.00%, 11/02/32	87	83,223
4.15%, 03/15/33	75	72,263
4.15%, 11/02/42	105	92,921
4.35%, 05/18/28	40	40,018
4.70%, 08/23/52	75	70,007
Illinois Tool Works Inc.
3.90%, 09/01/42	121	103,484
4.88%, 09/15/41	40	38,910
Parker-Hannifin Corp.
3.25%, 03/01/27	65	63,231
3.25%, 06/14/29	285	269,967
4.00%, 06/14/49	153	127,359
4.10%, 03/01/47	76	64,156
4.20%, 11/21/34	135	128,817
4.45%, 11/21/44	118	105,808
6.25%, 05/15/38	40	43,959
Pentair Finance SARL
4.50%, 07/01/29	490	480,849
5.90%, 07/15/32	405	428,785
Teledyne Technologies Inc., 2.75%, 04/01/31	1,395	1,235,171
Textron Inc.
3.00%, 06/01/30	71	64,522
3.38%, 03/01/28	95	91,017
3.65%, 03/15/27	25	24,386
3.90%, 09/17/29	117	112,460
		9,526,673
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51	332	219,614
3.85%, 04/01/61	405	259,289
3.90%, 06/01/52	329	223,541
3.95%, 06/30/62	275	177,621
4.40%, 04/01/33	140	128,161
4.40%, 12/01/61	270	190,152
4.80%, 03/01/50	315	248,868
5.13%, 07/01/49	254	208,531
5.25%, 04/01/53(b)	154	130,790
5.38%, 04/01/38	155	142,997
5.38%, 05/01/47	329	281,441
5.50%, 04/01/63	220	184,084
5.75%, 04/01/48	327	291,937
6.38%, 10/23/35	320	329,247
6.48%, 10/23/45	480	472,835
6.83%, 10/23/55	210	213,505
Comcast Corp.
2.45%, 08/15/52	192	112,327
2.65%, 08/15/62	169	95,549
2.80%, 01/15/51	143	91,258
2.89%, 11/01/51	392	253,811
2.94%, 11/01/56	942	592,401
2.99%, 11/01/63	789	479,951
3.40%, 07/15/46	150	111,957
3.45%, 02/01/50	340	248,117
3.75%, 04/01/40	235	197,397
3.90%, 03/01/38	281	245,011

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
3.97%, 11/01/47	$513	$412,987
4.00%, 08/15/47	209	170,363
4.00%, 03/01/48	358	290,292
4.00%, 11/01/49	296	238,390
4.05%, 11/01/52	389	312,379
4.60%, 10/15/38	190	178,966
4.60%, 08/15/45	151	135,909
4.65%, 02/15/33	275	271,819
4.65%, 07/15/42	244	225,164
4.70%, 10/15/48	160	146,147
4.75%, 03/01/44	109	100,824
4.80%, 05/15/33	50	49,772
4.95%, 10/15/58	275	254,315
5.35%, 05/15/53	100	98,591
5.50%, 05/15/64	105	104,800
5.65%, 06/15/35	73	76,599
6.45%, 03/15/37	55	61,101
6.50%, 11/15/35	358	401,282
6.55%, 07/01/39	55	61,743
6.95%, 08/15/37	175	202,403
Discovery Communications LLC
4.00%, 09/15/55	95	65,077
4.65%, 05/15/50	55	41,408
5.00%, 09/20/37	222	195,074
5.20%, 09/20/47	137	113,054
5.30%, 05/15/49	78	62,826
6.35%, 06/01/40	70	67,902
FactSet Research Systems Inc., 3.45%, 03/01/32	225	201,964
Fox Corp.
5.48%, 01/25/39	210	206,563
5.58%, 01/25/49	399	388,258
Grupo Televisa SAB
6.13%, 01/31/46	20	17,909
6.63%, 01/15/40	225	215,981
NBCUniversal Media LLC
4.45%, 01/15/43	45	40,404
6.40%, 04/30/40	45	50,041
Paramount Global
3.38%, 02/15/28	27	25,486
3.70%, 06/01/28	45	42,730
4.20%, 06/01/29	110	104,863
4.38%, 03/15/43	127	97,689
4.60%, 01/15/45	101	78,774
4.85%, 07/01/42	30	24,804
4.90%, 08/15/44(b)	147	117,014
4.95%, 01/15/31	170	161,972
4.95%, 05/19/50	245	196,191
5.25%, 04/01/44	128	105,855
5.50%, 05/15/33	62	59,651
5.85%, 09/01/43	170	154,707
5.90%, 10/15/40	77	70,194
6.88%, 04/30/36	207	215,364
7.88%, 07/30/30	65	71,595
Thomson Reuters Corp.
5.50%, 08/15/35	95	97,715
5.85%, 04/15/40	85	89,352
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	137	157,588
Time Warner Cable LLC
5.50%, 09/01/41	97	85,365
5.88%, 11/15/40	174	161,034
Security	Par (000)	Value
Media (continued)
6.55%, 05/01/37	$245	$243,533
6.75%, 06/15/39	312	316,463
7.30%, 07/01/38	265	279,601
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	265	188,320
3.70%, 12/01/42	100	82,429
4.13%, 06/01/44	206	178,140
4.38%, 08/16/41	105	94,863
Series E, 4.13%, 12/01/41	135	118,264
Walt Disney Co. (The)
2.75%, 09/01/49	515	340,863
3.50%, 05/13/40	56	46,634
3.60%, 01/13/51	605	470,157
3.80%, 05/13/60	551	425,160
4.70%, 03/23/50(b)	266	248,488
4.75%, 09/15/44	65	61,507
4.75%, 11/15/46	220	205,171
4.95%, 10/15/45	42	40,372
5.40%, 10/01/43	152	155,501
6.15%, 03/01/37	80	88,151
6.15%, 02/15/41	49	53,798
6.20%, 12/15/34	10	11,169
6.65%, 11/15/37	65	74,746
7.75%, 12/01/45	250	331,085
		17,763,057
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28	64	62,948
Valmont Industries Inc.
5.00%, 10/01/44	139	130,689
5.25%, 10/01/54	115	107,821
		301,458
Mining — 0.1%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	540	488,789
Freeport-McMoRan Inc.
4.63%, 08/01/30	210	206,167
5.40%, 11/14/34	105	106,653
5.45%, 03/15/43	85	82,552
Kinross Gold Corp., 4.50%, 07/15/27	609	605,885
Newmont Corp.
2.60%, 07/15/32	40	34,558
2.80%, 10/01/29	170	156,730
4.88%, 03/15/42	495	470,036
5.45%, 06/09/44	110	110,419
6.25%, 10/01/39	223	243,091
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	25	16,270
5.20%, 11/02/40	240	241,407
Rio Tinto Finance USA PLC
4.75%, 03/22/42	105	99,972
5.00%, 03/09/33	125	127,891
5.13%, 03/09/53	225	220,370
Southern Copper Corp., 5.88%, 04/23/45	200	199,362
Yamana Gold Inc., 2.63%, 08/15/31	80	68,793
		3,478,945
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	500	464,377
3.57%, 12/01/31	170	152,941
4.25%, 04/01/28	420	409,946
		1,027,264

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas — 0.8%
Apache Corp.
5.10%, 09/01/40	$125	$110,603
5.25%, 02/01/42	30	26,620
5.35%, 07/01/49	25	21,408
6.00%, 01/15/37	120	122,154
BP Capital Markets America Inc.
2.77%, 11/10/50	362	231,579
2.94%, 06/04/51	345	227,462
3.00%, 02/24/50	350	235,982
3.00%, 03/17/52	185	123,119
3.12%, 05/04/26	10	9,815
3.38%, 02/08/61	640	434,197
3.41%, 02/11/26	55	54,304
3.54%, 04/06/27	95	93,145
3.63%, 04/06/30	136	129,704
3.94%, 09/21/28	30	29,386
4.89%, 09/11/33	30	29,789
BP Capital Markets PLC
3.28%, 09/19/27	165	160,148
3.72%, 11/28/28	125	121,224
Burlington Resources LLC
5.95%, 10/15/36	105	112,670
7.20%, 08/15/31	132	149,706
7.40%, 12/01/31	232	268,016
Chevron Corp., 3.08%, 05/11/50	89	63,057
Chevron USA Inc., 5.25%, 11/15/43	80	81,385
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	200,488
ConocoPhillips Co.
3.80%, 03/15/52	20	15,493
4.03%, 03/15/62	415	320,660
4.30%, 11/15/44	159	139,190
4.70%, 01/15/30	325	326,025
4.85%, 01/15/32	175	175,524
5.00%, 01/15/35	350	351,547
5.05%, 09/15/33(b)	80	81,364
5.30%, 05/15/53	90	88,487
5.50%, 01/15/55	240	241,931
5.55%, 03/15/54	180	183,158
5.65%, 01/15/65	300	302,986
5.70%, 09/15/63	125	128,357
5.90%, 10/15/32	217	234,139
5.90%, 05/15/38	385	412,458
6.50%, 02/01/39	235	264,787
6.95%, 04/15/29	230	252,671
Devon Energy Corp.
4.75%, 05/15/42	119	103,935
5.00%, 06/15/45	217	191,173
5.60%, 07/15/41	250	241,849
7.88%, 09/30/31	40	46,069
Diamondback Energy Inc.
3.50%, 12/01/29	343	322,529
4.25%, 03/15/52	80	64,170
4.40%, 03/24/51	108	88,961
5.40%, 04/18/34	130	131,568
5.75%, 04/18/54	20	19,955
5.90%, 04/18/64	295	294,414
6.25%, 03/15/53	115	121,993
Eni USA Inc., 7.30%, 11/15/27	285	304,479
EOG Resources Inc.
3.90%, 04/01/35	110	100,890
4.38%, 04/15/30	10	9,872
Security	Par (000)	Value
Oil & Gas (continued)
4.95%, 04/15/50	$192	$180,336
EQT Corp.
3.90%, 10/01/27	105	102,756
5.00%, 01/15/29	85	84,943
5.75%, 02/01/34	165	169,190
7.00%, 02/01/30	255	275,630
Equinor ASA
2.38%, 05/22/30	305	274,200
3.00%, 04/06/27	255	247,673
3.13%, 04/06/30	380	355,112
3.25%, 11/18/49	165	120,235
3.63%, 09/10/28	594	579,259
3.70%, 04/06/50	405	319,937
3.95%, 05/15/43	112	96,322
4.25%, 11/23/41	192	172,412
4.80%, 11/08/43	150	145,199
5.10%, 08/17/40	300	299,885
7.25%, 09/23/27	225	241,948
Exxon Mobil Corp.
2.61%, 10/15/30	254	229,397
3.10%, 08/16/49	196	138,931
3.45%, 04/15/51	331	247,837
3.48%, 03/19/30	20	19,068
4.11%, 03/01/46	279	238,405
4.23%, 03/19/40	256	233,245
4.33%, 03/19/50	407	355,146
Hess Corp.
4.30%, 04/01/27	615	610,764
5.60%, 02/15/41	204	208,718
6.00%, 01/15/40	5	5,339
7.13%, 03/15/33	380	431,825
7.30%, 08/15/31	403	458,380
7.88%, 10/01/29	175	198,353
Marathon Oil Corp.
4.40%, 07/15/27	125	124,541
5.70%, 04/01/34	120	128,364
6.60%, 10/01/37	301	342,368
6.80%, 03/15/32	276	311,395
Marathon Petroleum Corp.
4.50%, 04/01/48	110	90,073
4.75%, 09/15/44	189	164,941
5.00%, 09/15/54	126	109,866
5.13%, 12/15/26	105	105,742
6.50%, 03/01/41	163	175,815
Occidental Petroleum Corp.
4.40%, 04/15/46	105	82,533
6.05%, 10/01/54	5	4,988
6.20%, 03/15/40	80	82,094
6.45%, 09/15/36	355	374,048
6.60%, 03/15/46	195	206,664
6.63%, 09/01/30	40	42,452
7.50%, 05/01/31	95	106,374
7.88%, 09/15/31	70	79,295
7.95%, 06/15/39	85	100,322
Ovintiv Inc.
5.38%, 01/01/26	970	973,068
5.65%, 05/15/28	185	188,888
6.25%, 07/15/33	195	204,836
6.50%, 08/15/34	205	218,312
6.50%, 02/01/38	172	181,557
7.10%, 07/15/53	90	102,011

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
7.20%, 11/01/31	$335	$367,228
7.38%, 11/01/31	647	718,548
8.13%, 09/15/30	150	170,629
Phillips 66
3.30%, 03/15/52	125	85,848
3.90%, 03/15/28	290	283,536
4.65%, 11/15/34	254	244,172
4.88%, 11/15/44	370	335,920
5.88%, 05/01/42	72	75,150
Phillips 66 Co.
4.90%, 10/01/46	25	22,536
4.95%, 03/15/35	150	146,229
5.25%, 06/15/31	75	76,435
5.30%, 06/30/33	220	223,162
5.50%, 03/15/55	130	126,978
5.65%, 06/15/54	90	90,115
Shell Finance U.S. Inc.
3.25%, 04/06/50	15	10,820
3.75%, 09/12/46	185	147,652
4.00%, 05/10/46	370	306,608
4.13%, 05/11/35	510	482,175
4.38%, 05/11/45	200	175,823
4.55%, 08/12/43	30	27,520
Shell International Finance BV
3.00%, 11/26/51	540	364,597
3.13%, 11/07/49	140	98,048
6.38%, 12/15/38	460	519,488
TotalEnergies Capital International SA
2.83%, 01/10/30	300	276,630
2.99%, 06/29/41	40	30,190
3.13%, 05/29/50	503	351,364
3.39%, 06/29/60	585	403,438
3.46%, 02/19/29	65	62,464
3.46%, 07/12/49	225	167,721
TotalEnergies Capital SA
3.88%, 10/11/28	295	289,483
5.15%, 04/05/34	105	106,830
5.43%, 09/10/64	130	127,669
5.49%, 04/05/54	170	171,785
5.64%, 04/05/64	250	253,451
Valero Energy Corp.
3.65%, 12/01/51	330	236,505
4.00%, 06/01/52	60	45,630
4.35%, 06/01/28	148	146,330
4.90%, 03/15/45	71	65,485
6.63%, 06/15/37	410	450,925
7.50%, 04/15/32	181	207,732
Woodside Finance Ltd.
5.10%, 09/12/34	1,000	980,893
5.70%, 09/12/54	200	197,714
		29,809,043
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	396	392,051
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	45	42,877
3.14%, 11/07/29	457	426,780
3.34%, 12/15/27	1,231	1,188,033
4.08%, 12/15/47	97	80,643
Halliburton Co.
2.92%, 03/01/30	358	327,017
Security	Par (000)	Value
Oil & Gas Services (continued)
4.50%, 11/15/41	$80	$71,528
4.75%, 08/01/43	205	187,858
4.85%, 11/15/35	400	392,675
5.00%, 11/15/45	324	305,269
6.70%, 09/15/38	198	224,288
7.45%, 09/15/39	199	240,391
NOV Inc.
3.60%, 12/01/29(b)	491	462,673
3.95%, 12/01/42	125	97,440
Schlumberger Investment SA
2.65%, 06/26/30	355	321,216
4.50%, 05/15/28	100	100,118
4.85%, 05/15/33	60	60,030
		4,920,887
Packaging & Containers — 0.0%
Amcor Finance USA Inc.
3.63%, 04/28/26	15	14,754
4.50%, 05/15/28	221	218,632
5.63%, 05/26/33	205	212,086
Amcor Flexibles North America Inc.
2.63%, 06/19/30	200	178,118
2.69%, 05/25/31	40	35,021
Berry Global Inc., 5.65%, 01/15/34(e)	270	276,574
Packaging Corp. of America
3.05%, 10/01/51	5	3,387
4.05%, 12/15/49	57	46,203
Smurfit Kappa Treasury ULC
5.44%, 04/03/34(e)	405	414,077
5.78%, 04/03/54(e)	25	25,872
WestRock MWV LLC, 8.20%, 01/15/30	80	92,013
WRKCo Inc.
3.00%, 06/15/33	135	116,082
4.20%, 06/01/32	10	9,543
		1,642,362
Pharmaceuticals — 0.9%
AbbVie Inc.
4.05%, 11/21/39	593	528,326
4.25%, 11/14/28	105	104,370
4.25%, 11/21/49	779	670,815
4.30%, 05/14/36	303	285,346
4.40%, 11/06/42	347	313,818
4.45%, 05/14/46	205	183,339
4.50%, 05/14/35	400	385,266
4.63%, 10/01/42	112	103,705
4.70%, 05/14/45	308	285,619
4.88%, 11/14/48	318	300,376
5.40%, 03/15/54	80	81,306
Astrazeneca Finance LLC
4.88%, 03/03/28	55	55,742
4.88%, 03/03/33	190	192,162
4.90%, 03/03/30	105	106,750
5.00%, 02/26/34	75	76,023
AstraZeneca PLC
3.13%, 06/12/27	920	893,966
4.00%, 01/17/29	69	67,860
4.00%, 09/18/42	309	268,282
4.38%, 08/17/48	94	84,211
6.45%, 09/15/37	790	892,746
Becton Dickinson & Co.
3.70%, 06/06/27	680	666,354

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
3.79%, 05/20/50	$114	$89,039
4.67%, 06/06/47	247	221,480
4.69%, 12/15/44	163	147,769
Bristol-Myers Squibb Co.
2.55%, 11/13/50	70	43,202
2.95%, 03/15/32	10	8,916
3.25%, 02/27/27	100	97,623
3.25%, 08/01/42	153	117,898
3.55%, 03/15/42	10	8,114
3.70%, 03/15/52	290	225,112
3.90%, 03/15/62	420	320,752
4.25%, 10/26/49	463	395,756
4.35%, 11/15/47	408	355,542
4.50%, 03/01/44	20	18,105
4.55%, 02/20/48	205	184,355
5.00%, 08/15/45	220	212,938
5.55%, 02/22/54	580	597,180
5.65%, 02/22/64	225	230,205
6.25%, 11/15/53	105	117,786
6.40%, 11/15/63	105	119,753
Cardinal Health Inc.
3.41%, 06/15/27	150	145,795
4.37%, 06/15/47	182	153,874
4.50%, 11/15/44	61	52,723
4.60%, 03/15/43	80	70,759
4.70%, 11/15/26	75	74,982
4.90%, 09/15/45	15	13,703
5.00%, 11/15/29	75	75,491
5.13%, 02/15/29	100	101,478
5.35%, 11/15/34	75	75,954
5.45%, 02/15/34	130	132,553
5.75%, 11/15/54	50	51,350
Cencora Inc.
3.45%, 12/15/27	490	474,252
4.25%, 03/01/45	202	173,083
4.30%, 12/15/47	314	266,085
5.13%, 02/15/34	400	401,304
CVS Health Corp.
3.25%, 08/15/29	80	74,041
3.63%, 04/01/27	40	38,982
3.75%, 04/01/30	115	107,680
4.13%, 04/01/40	105	87,020
4.25%, 04/01/50	328	257,169
4.30%, 03/25/28	668	655,662
4.78%, 03/25/38	1,047	952,154
4.88%, 07/20/35	282	268,515
5.05%, 03/25/48	861	763,597
5.13%, 07/20/45	435	391,577
5.25%, 02/21/33	235	233,364
5.30%, 12/05/43	185	171,959
5.63%, 02/21/53	345	329,797
5.88%, 06/01/53	365	361,138
6.00%, 06/01/63	250	247,168
6.13%, 09/15/39	170	173,577
6.25%, 06/01/27	60	61,803
Eli Lilly & Co.
2.50%, 09/15/60	130	75,015
3.10%, 05/15/27	240	233,502
3.38%, 03/15/29	10	9,625
3.70%, 03/01/45	145	119,477
3.95%, 03/15/49	70	58,475
Security	Par (000)	Value
Pharmaceuticals (continued)
4.15%, 03/15/59	$460	$385,515
4.70%, 02/27/33	105	105,243
4.88%, 02/27/53	120	115,185
4.95%, 02/27/63	60	57,313
5.00%, 02/09/54	40	38,948
5.05%, 08/14/54	15	14,746
5.10%, 02/09/64	220	214,173
5.20%, 08/14/64	140	138,380
5.50%, 03/15/27	155	159,222
5.55%, 03/15/37	170	180,071
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	239	235,176
4.20%, 03/18/43	105	93,054
6.38%, 05/15/38	396	443,251
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	239	228,771
Johnson & Johnson
2.45%, 09/01/60	715	422,369
3.50%, 01/15/48	92	73,363
3.70%, 03/01/46	160	133,261
3.75%, 03/03/47	210	175,013
4.50%, 12/05/43(b)	93	90,843
4.85%, 05/15/41	112	112,611
5.85%, 07/15/38	175	193,222
5.95%, 08/15/37	172	191,255
McKesson Corp.
4.25%, 09/15/29	75	74,102
5.10%, 07/15/33	490	499,612
Mead Johnson Nutrition Co.
4.60%, 06/01/44	132	120,348
5.90%, 11/01/39	228	243,414
Merck & Co. Inc.
1.70%, 06/10/27	115	108,037
1.90%, 12/10/28	75	68,223
2.15%, 12/10/31	100	85,494
2.45%, 06/24/50	35	21,548
2.75%, 12/10/51	315	203,384
2.90%, 12/10/61	565	348,893
3.60%, 09/15/42	220	178,975
3.70%, 02/10/45	390	316,286
3.90%, 03/07/39	240	212,237
4.00%, 03/07/49	321	266,721
4.05%, 05/17/28	90	89,518
4.15%, 05/18/43	345	303,963
4.50%, 05/17/33	300	296,393
4.90%, 05/17/44	85	82,370
5.00%, 05/17/53	55	53,081
5.15%, 05/17/63	255	247,912
6.50%, 12/01/33	236	267,942
6.55%, 09/15/37	32	36,764
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	112	119,890
5.95%, 12/01/28	240	253,543
Novartis Capital Corp.
2.75%, 08/14/50	215	145,477
3.80%, 09/18/29	175	170,414
4.00%, 09/18/31	175	169,272
4.00%, 11/20/45	85	73,311
4.20%, 09/18/34	175	167,369
4.70%, 09/18/54	95	89,156
Pfizer Inc.
2.70%, 05/28/50	195	127,425

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.00%, 12/15/36	$15	$13,763
4.00%, 03/15/49	205	169,879
4.10%, 09/15/38	135	122,588
4.13%, 12/15/46	50	42,289
4.20%, 09/15/48	310	263,900
7.20%, 03/15/39	150	181,076
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	270	269,568
4.75%, 05/19/33	815	806,967
5.30%, 05/19/53	870	859,828
5.34%, 05/19/63	835	811,771
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	173	169,098
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50	310	213,700
3.38%, 07/09/60	205	138,339
5.00%, 11/26/28	125	126,529
5.80%, 07/05/64	200	205,120
Zoetis Inc.
2.00%, 05/15/30	250	217,464
3.00%, 09/12/27	1,120	1,077,085
3.90%, 08/20/28	336	328,462
3.95%, 09/12/47	345	280,117
4.45%, 08/20/48	211	183,362
4.70%, 02/01/43	265	244,888
5.60%, 11/16/32	350	367,163
		34,327,605
Pipelines — 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/31	124	112,824
4.45%, 07/15/27	5	4,952
4.80%, 05/03/29	175	174,070
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	255	205,800
3.70%, 11/15/29	607	575,401
5.13%, 06/30/27	437	440,405
Cheniere Energy Inc.
4.63%, 10/15/28	1,340	1,325,678
5.65%, 04/15/34	400	410,873
Cheniere Energy Partners LP
3.25%, 01/31/32	165	145,831
4.00%, 03/01/31	195	183,319
5.95%, 06/30/33	91	95,059
Columbia Pipeline Group Inc., 5.80%, 06/01/45	105	105,954
Enbridge Energy Partners LP
7.38%, 10/15/45	70	82,901
Series B, 7.50%, 04/15/38	55	64,689
Enbridge Inc.
2.50%, 08/01/33	705	581,058
3.13%, 11/15/29	175	162,346
3.40%, 08/01/51	200	142,765
3.70%, 07/15/27	94	92,121
4.00%, 11/15/49	170	134,528
4.25%, 12/01/26	5	4,960
4.50%, 06/10/44	120	103,700
5.30%, 04/05/29	60	61,147
5.50%, 12/01/46	115	114,784
5.63%, 04/05/34	140	144,401
5.70%, 03/08/33	375	389,278
5.95%, 04/05/54	55	57,723
6.00%, 11/15/28	145	151,987
Security	Par (000)	Value
Pipelines (continued)
6.20%, 11/15/30	$90	$96,114
6.70%, 11/15/53	110	126,200
7.38%, 03/15/55, (5-year CMT + 3.122%)(a)	10	10,403
Energy Transfer LP
4.15%, 09/15/29	225	218,662
5.00%, 05/15/44	486	437,609
5.00%, 05/15/50	360	321,929
5.40%, 10/01/47	40	37,701
6.00%, 06/15/48	105	106,564
6.25%, 04/15/49	140	146,664
7.50%, 07/01/38	135	157,497
EnLink Midstream LLC
5.38%, 06/01/29	315	320,343
5.65%, 09/01/34	40	41,009
Enterprise Products Operating LLC
2.80%, 01/31/30	182	166,791
3.13%, 07/31/29	120	112,933
3.70%, 01/31/51	115	88,081
3.95%, 01/31/60	141	108,378
4.15%, 10/16/28	115	113,358
4.20%, 01/31/50	126	106,759
4.25%, 02/15/48	117	99,611
4.45%, 02/15/43	103	92,496
4.80%, 02/01/49	176	161,862
4.85%, 08/15/42	142	134,406
4.85%, 03/15/44	65	61,197
4.90%, 05/15/46	203	190,776
4.95%, 10/15/54	194	180,998
5.10%, 02/15/45	249	242,315
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(a)	230	221,680
5.70%, 02/15/42	118	122,334
5.95%, 02/01/41	128	136,823
6.13%, 10/15/39	90	97,269
6.45%, 09/01/40	104	116,317
7.55%, 04/15/38	49	59,353
Series D, 6.88%, 03/01/33	70	79,124
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(a)	165	161,077
Series H, 6.65%, 10/15/34	80	89,669
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	53	46,712
5.00%, 08/15/42	105	96,234
5.00%, 03/01/43	150	137,293
5.40%, 09/01/44	199	190,915
5.50%, 03/01/44	206	200,428
5.63%, 09/01/41	95	93,153
5.80%, 03/15/35	165	171,357
6.38%, 03/01/41	144	153,443
6.50%, 02/01/37	122	131,751
6.50%, 09/01/39	118	127,446
6.55%, 09/15/40	119	128,557
6.95%, 01/15/38	230	258,810
7.30%, 08/15/33	282	322,696
7.40%, 03/15/31	45	50,410
7.50%, 11/15/40	61	71,496
7.75%, 03/15/32	90	102,937
Kinder Morgan Inc.
3.25%, 08/01/50	62	41,741
3.60%, 02/15/51	80	57,530
4.30%, 03/01/28	537	531,161

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.80%, 02/01/33	$110	$107,168
5.00%, 02/01/29	150	151,216
5.05%, 02/15/46	55	50,294
5.10%, 08/01/29	140	141,861
5.20%, 06/01/33	185	185,133
5.20%, 03/01/48	224	208,395
5.30%, 12/01/34	280	281,200
5.40%, 02/01/34	280	283,893
5.45%, 08/01/52	10	9,643
5.55%, 06/01/45	296	288,884
5.95%, 08/01/54	85	87,709
7.75%, 01/15/32	132	153,408
7.80%, 08/01/31	50	57,536
MPLX LP
4.00%, 03/15/28	169	165,246
4.25%, 12/01/27	25	24,697
4.50%, 04/15/38	291	263,591
4.70%, 04/15/48	348	300,887
4.80%, 02/15/29	153	153,172
4.90%, 04/15/58	117	100,039
4.95%, 03/14/52	120	106,735
5.20%, 03/01/47	197	184,165
5.50%, 02/15/49	296	286,896
Northwest Pipeline LLC, 4.00%, 04/01/27	27	26,544
ONEOK Inc.
3.10%, 03/15/30	320	293,664
3.40%, 09/01/29	105	98,790
3.95%, 03/01/50	115	88,416
4.00%, 07/13/27	459	451,218
4.20%, 10/03/47	125	98,186
4.35%, 03/15/29	175	172,058
4.45%, 09/01/49	195	161,841
4.50%, 03/15/50	123	102,197
4.55%, 07/15/28	478	475,904
4.85%, 02/01/49	79	68,698
4.95%, 07/13/47	147	130,573
5.05%, 11/01/34	500	493,099
5.20%, 07/15/48	220	204,161
5.65%, 11/01/28	225	232,219
5.70%, 11/01/54	325	324,041
5.80%, 11/01/30	120	125,268
5.85%, 01/15/26	260	262,602
5.85%, 11/01/64	50	49,730
6.00%, 06/15/35	115	121,122
6.05%, 09/01/33	60	63,334
6.10%, 11/15/32	125	132,449
6.35%, 01/15/31	165	176,800
6.63%, 09/01/53	5	5,561
7.15%, 01/15/51	20	22,854
ONEOK Partners LP
6.13%, 02/01/41	136	140,691
6.20%, 09/15/43	136	141,614
6.65%, 10/01/36	260	286,700
6.85%, 10/15/37	190	211,903
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	142	133,690
4.70%, 06/15/44	92	80,087
4.90%, 02/15/45	25	22,220
5.15%, 06/01/42	140	129,755
6.65%, 01/15/37	62	67,350
Security	Par (000)	Value
Pipelines (continued)
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	$267	$263,059
4.50%, 05/15/30	281	275,885
5.00%, 03/15/27	267	268,242
5.90%, 09/15/37	60	62,131
Spectra Energy Partners LP
3.38%, 10/15/26	30	29,241
4.50%, 03/15/45	154	132,110
5.95%, 09/25/43	262	269,413
Targa Resources Corp.
4.20%, 02/01/33	475	443,565
4.95%, 04/15/52	165	147,722
5.50%, 02/15/35	30	30,482
6.13%, 03/15/33	15	15,869
6.15%, 03/01/29	100	105,183
6.25%, 07/01/52	15	15,919
6.50%, 03/30/34	265	288,376
6.50%, 02/15/53	270	297,302
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	540	502,540
4.88%, 02/01/31	115	113,089
5.50%, 03/01/30	210	212,790
TC PipeLines LP, 3.90%, 05/25/27	130	127,115
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	60	62,920
7.00%, 10/15/28	110	118,762
7.63%, 04/01/37	10	11,685
Texas Eastern Transmission LP, 7.00%, 07/15/32	292	326,105
TransCanada PipeLines Ltd.
4.10%, 04/15/30	209	201,226
4.25%, 05/15/28	160	157,732
4.63%, 03/01/34	65	62,252
5.10%, 03/15/49(b)	119	114,256
5.85%, 03/15/36	95	98,998
6.10%, 06/01/40	85	89,787
6.20%, 10/15/37	264	282,246
7.25%, 08/15/38	99	115,235
7.63%, 01/15/39	140	167,365
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	175	138,212
4.00%, 03/15/28	25	24,490
4.45%, 08/01/42	27	24,097
4.60%, 03/15/48	207	180,879
5.40%, 08/15/41	58	57,633
Valero Energy Partners LP, 4.50%, 03/15/28	285	283,003
Western Midstream Operating LP
4.05%, 02/01/30	170	161,781
5.25%, 02/01/50	230	206,873
5.30%, 03/01/48	75	67,279
5.45%, 11/15/34	130	129,226
5.45%, 04/01/44	120	111,659
5.50%, 08/15/48	125	113,504
6.15%, 04/01/33	530	553,730
6.35%, 01/15/29	30	31,353
Williams Companies Inc. (The)
3.75%, 06/15/27	132	129,186
4.85%, 03/01/48	230	208,028
4.90%, 01/15/45	87	79,666
5.10%, 09/15/45	236	223,648
5.40%, 03/04/44	178	173,788

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.75%, 06/24/44	$40	$40,682
5.80%, 11/15/43	41	41,791
5.80%, 11/15/54	20	20,726
6.30%, 04/15/40	240	259,490
8.75%, 03/15/32	78	94,610
Series A, 7.50%, 01/15/31	52	58,349
		31,956,318
Real Estate — 0.1%
CBRE Services Inc.
2.50%, 04/01/31(b)	995	863,152
4.88%, 03/01/26	1,058	1,058,294
5.50%, 04/01/29	25	25,710
5.95%, 08/15/34	180	189,763
		2,136,919
Real Estate Investment Trusts — 1.0%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	565	443,968
2.75%, 12/15/29	100	90,583
2.95%, 03/15/34	205	173,145
3.00%, 05/18/51	85	55,532
3.38%, 08/15/31	65	59,308
3.55%, 03/15/52	115	82,844
3.95%, 01/15/27	83	81,761
3.95%, 01/15/28	35	34,252
4.00%, 02/01/50	205	161,031
4.50%, 07/30/29	25	24,646
4.70%, 07/01/30	52	51,432
4.85%, 04/15/49	117	105,963
4.90%, 12/15/30	35	35,056
American Assets Trust LP
3.38%, 02/01/31	65	57,498
6.15%, 10/01/34	25	25,409
American Homes 4 Rent LP
4.25%, 02/15/28	24	23,643
4.90%, 02/15/29	53	53,146
American Tower Corp.
1.88%, 10/15/30	170	144,196
2.10%, 06/15/30	225	195,309
2.30%, 09/15/31	75	63,704
2.70%, 04/15/31	105	92,365
2.75%, 01/15/27	350	336,581
2.90%, 01/15/30	215	196,300
2.95%, 01/15/51	300	198,389
3.10%, 06/15/50	25	17,024
3.13%, 01/15/27	380	368,529
3.38%, 10/15/26	480	468,515
3.55%, 07/15/27	380	369,748
3.60%, 01/15/28	545	527,719
3.70%, 10/15/49	262	199,231
3.80%, 08/15/29	540	518,056
3.95%, 03/15/29	76	73,619
4.05%, 03/15/32	65	61,463
4.40%, 02/15/26	580	577,430
5.00%, 01/31/30	25	25,186
5.20%, 02/15/29	75	76,231
5.25%, 07/15/28	90	91,490
5.40%, 01/31/35	125	126,895
5.45%, 02/15/34	95	97,243
5.50%, 03/15/28	90	92,057
5.55%, 07/15/33	290	298,019
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.90%, 11/15/33	$90	$94,856
AvalonBay Communities Inc.
2.30%, 03/01/30	82	72,982
3.20%, 01/15/28	30	28,868
3.30%, 06/01/29	72	68,192
3.90%, 10/15/46	39	31,950
4.35%, 04/15/48	117	102,105
5.00%, 02/15/33	345	348,313
Boston Properties LP
2.45%, 10/01/33(b)	350	275,833
2.55%, 04/01/32	130	107,092
2.75%, 10/01/26	415	398,665
2.90%, 03/15/30	400	357,212
3.25%, 01/30/31	274	243,657
3.40%, 06/21/29	281	260,416
3.65%, 02/01/26	622	612,711
4.50%, 12/01/28	130	127,348
5.75%, 01/15/35	85	85,321
6.50%, 01/15/34(b)	145	155,195
6.75%, 12/01/27	70	73,376
Brixmor Operating Partnership LP
3.90%, 03/15/27	75	73,482
4.05%, 07/01/30	304	290,299
4.13%, 06/15/26	40	39,616
4.13%, 05/15/29	40	38,734
Camden Property Trust
3.15%, 07/01/29	55	51,750
3.35%, 11/01/49	30	21,826
4.10%, 10/15/28	35	34,404
COPT Defense Properties LP
2.00%, 01/15/29	110	97,427
2.25%, 03/15/26	170	164,285
2.75%, 04/15/31	205	176,699
2.90%, 12/01/33	140	114,546
Cousins Properties LP, 5.88%, 10/01/34	150	153,303
Crown Castle Inc.
1.05%, 07/15/26	260	245,082
2.10%, 04/01/31	470	395,035
2.25%, 01/15/31	325	277,130
2.50%, 07/15/31	215	184,366
2.90%, 03/15/27	130	125,038
3.10%, 11/15/29	100	92,164
3.25%, 01/15/51	118	81,482
3.30%, 07/01/30	435	399,460
3.65%, 09/01/27	395	384,144
3.70%, 06/15/26	1,035	1,018,574
3.80%, 02/15/28	657	637,678
4.00%, 03/01/27	220	216,485
4.00%, 11/15/49	180	141,745
4.15%, 07/01/50	175	141,844
4.30%, 02/15/29	345	337,587
4.45%, 02/15/26	994	989,988
4.75%, 05/15/47	204	180,774
4.80%, 09/01/28	120	119,767
5.00%, 01/11/28	240	241,709
5.10%, 05/01/33	340	339,265
5.20%, 02/15/49	216	203,134
5.60%, 06/01/29	205	211,170
5.80%, 03/01/34	145	150,904

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
CubeSmart LP
3.00%, 02/15/30	$30	$27,326
4.38%, 02/15/29	5	4,901
Digital Realty Trust LP
3.60%, 07/01/29	674	643,960
3.70%, 08/15/27	149	145,337
4.45%, 07/15/28	402	398,408
5.55%, 01/15/28	210	215,103
DOC DR LLC, 3.95%, 01/15/28	40	39,141
EPR Properties
3.60%, 11/15/31	100	88,415
4.50%, 06/01/27	100	98,500
Equinix Inc.
2.15%, 07/15/30	680	593,151
2.50%, 05/15/31	165	143,497
2.90%, 11/18/26	715	691,436
2.95%, 09/15/51	180	116,940
3.00%, 07/15/50	92	61,074
3.20%, 11/18/29	758	705,749
3.40%, 02/15/52	110	78,557
ERP Operating LP
2.50%, 02/15/30	5	4,497
2.85%, 11/01/26	22	21,337
3.00%, 07/01/29	67	62,567
3.25%, 08/01/27	40	38,719
3.50%, 03/01/28	44	42,804
4.00%, 08/01/47	10	8,163
4.15%, 12/01/28	25	24,678
4.50%, 07/01/44	60	54,013
4.50%, 06/01/45	36	31,970
Essex Portfolio LP
3.00%, 01/15/30	30	27,428
4.00%, 03/01/29	60	58,105
4.50%, 03/15/48	30	25,907
Federal Realty OP LP
3.20%, 06/15/29	129	120,166
3.25%, 07/15/27	585	564,202
3.50%, 06/01/30	665	618,248
4.50%, 12/01/44	105	90,975
5.38%, 05/01/28	895	911,709
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	40	34,945
4.00%, 01/15/30	74	69,582
5.30%, 01/15/29	77	77,176
Healthcare Realty Holdings LP, 3.10%, 02/15/30	15	13,618
Healthpeak OP LLC
3.00%, 01/15/30	419	385,070
3.25%, 07/15/26	100	97,782
3.50%, 07/15/29	461	437,386
5.25%, 12/15/32	90	91,378
6.75%, 02/01/41	155	174,202
Highwoods Realty LP
3.05%, 02/15/30	140	125,157
4.20%, 04/15/29	40	38,310
7.65%, 02/01/34	50	56,711
Host Hotels & Resorts LP
Series F, 4.50%, 02/01/26	155	154,248
Series H, 3.38%, 12/15/29	190	175,537
Series I, 3.50%, 09/15/30	400	365,519
Series J, 2.90%, 12/15/31	55	47,532
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Kilroy Realty LP
2.50%, 11/15/32	$195	$154,551
3.05%, 02/15/30	360	319,284
4.25%, 08/15/29	275	261,450
4.75%, 12/15/28	300	295,418
Kimco Realty OP LLC
2.80%, 10/01/26	75	72,585
3.70%, 10/01/49	52	39,911
3.80%, 04/01/27	30	29,456
4.13%, 12/01/46	122	100,451
4.25%, 04/01/45	80	67,643
4.45%, 09/01/47	105	89,579
Mid-America Apartments LP
2.75%, 03/15/30	32	29,064
3.95%, 03/15/29	27	26,307
NNN REIT Inc.
2.50%, 04/15/30	15	13,292
3.10%, 04/15/50	50	33,499
4.30%, 10/15/28	45	44,410
4.80%, 10/15/48	35	31,052
5.60%, 10/15/33	50	51,479
Omega Healthcare Investors Inc.
3.25%, 04/15/33	270	232,033
3.38%, 02/01/31	120	108,234
3.63%, 10/01/29	152	142,005
Piedmont Operating Partnership LP, 3.15%, 08/15/30	160	138,360
Prologis LP
2.13%, 10/15/50	90	50,281
2.25%, 01/15/32	30	25,564
2.88%, 11/15/29	30	27,833
3.00%, 04/15/50	111	75,536
3.05%, 03/01/50	51	34,967
3.25%, 06/30/26	27	26,502
3.25%, 10/01/26	32	31,344
3.38%, 12/15/27	5	4,853
3.88%, 09/15/28	525	513,410
4.00%, 09/15/28	20	19,634
4.38%, 02/01/29	70	69,715
4.38%, 09/15/48	130	113,631
4.63%, 01/15/33	225	222,500
4.75%, 06/15/33	300	297,657
4.88%, 06/15/28	90	91,218
5.13%, 01/15/34	100	101,205
Realty Income Corp.
1.80%, 03/15/33	45	35,273
3.25%, 06/15/29	35	32,998
3.40%, 01/15/30	60	56,310
3.65%, 01/15/28	62	60,280
4.65%, 03/15/47	93	84,320
4.90%, 07/15/33	115	113,851
Regency Centers LP
2.95%, 09/15/29	150	139,150
3.60%, 02/01/27	80	78,231
4.13%, 03/15/28	62	60,944
4.40%, 02/01/47	70	60,488
4.65%, 03/15/49	85	75,466
Sabra Health Care LP
3.20%, 12/01/31	120	105,151
3.90%, 10/15/29	20	18,852

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Simon Property Group LP
2.45%, 09/13/29	$50	$45,384
3.25%, 09/13/49	255	181,232
3.38%, 06/15/27	35	34,120
3.38%, 12/01/27	50	48,599
3.80%, 07/15/50	149	115,458
4.25%, 10/01/44	50	43,025
4.25%, 11/30/46	32	27,271
5.50%, 03/08/33	170	176,059
6.75%, 02/01/40	54	61,587
Store Capital LLC, 4.63%, 03/15/29	24	23,308
UDR Inc.
3.00%, 08/15/31	110	98,433
3.20%, 01/15/30	45	41,722
3.50%, 01/15/28	30	28,830
4.40%, 01/26/29	50	49,130
Ventas Realty LP
3.00%, 01/15/30	80	73,226
3.25%, 10/15/26	65	63,196
4.00%, 03/01/28	45	44,064
4.38%, 02/01/45	86	73,182
4.40%, 01/15/29	287	282,892
4.75%, 11/15/30	65	64,527
4.88%, 04/15/49	139	125,831
5.70%, 09/30/43	128	128,909
VICI Properties LP
4.95%, 02/15/30	75	74,329
5.13%, 05/15/32	225	222,789
5.63%, 05/15/52	230	222,616
Welltower OP LLC
2.70%, 02/15/27	265	255,308
2.75%, 01/15/31	185	164,384
2.75%, 01/15/32	295	256,751
2.80%, 06/01/31	115	101,910
3.10%, 01/15/30	315	290,376
3.85%, 06/15/32	315	294,120
4.25%, 04/01/26	146	145,079
4.25%, 04/15/28	65	64,164
4.95%, 09/01/48	158	149,044
6.50%, 03/15/41	210	234,468
Weyerhaeuser Co.
4.00%, 11/15/29	534	515,460
4.00%, 04/15/30	157	151,312
4.75%, 05/15/26	35	35,020
6.95%, 10/01/27	210	222,975
7.38%, 03/15/32	315	358,802
WP Carey Inc., 3.85%, 07/15/29	60	57,682
		38,244,441
Retail — 0.6%
AutoNation Inc.
3.80%, 11/15/27	157	152,438
3.85%, 03/01/32	65	59,273
4.75%, 06/01/30	5	4,913
AutoZone Inc., 4.75%, 02/01/33	5	4,902
Best Buy Co. Inc.
1.95%, 10/01/30	1,970	1,685,118
4.45%, 10/01/28	1,736	1,723,990
Darden Restaurants Inc., 4.55%, 02/15/48	128	107,552
Dollar General Corp.
4.13%, 04/03/50	49	37,673
5.20%, 07/05/28	65	65,611
Security	Par (000)	Value
Retail (continued)
5.45%, 07/05/33(b)	$65	$64,960
Dollar Tree Inc., 3.38%, 12/01/51	75	49,791
Ferguson Enterprises Inc., 5.00%, 10/03/34	500	490,755
Home Depot Inc. (The)
2.50%, 04/15/27	382	366,447
2.70%, 04/15/30	343	312,694
2.80%, 09/14/27	140	134,595
2.95%, 06/15/29	1,345	1,260,934
3.13%, 12/15/49	175	124,213
3.25%, 04/15/32	155	141,245
3.30%, 04/15/40	5	4,052
3.35%, 04/15/50	187	138,132
3.50%, 09/15/56	245	181,477
3.63%, 04/15/52	150	115,600
3.90%, 12/06/28	705	693,063
3.90%, 06/15/47	260	214,562
4.20%, 04/01/43	410	361,526
4.25%, 04/01/46	309	270,197
4.40%, 03/15/45	225	202,056
4.50%, 09/15/32	315	312,879
4.50%, 12/06/48	295	266,279
4.75%, 06/25/29	165	166,923
4.85%, 06/25/31	250	253,324
4.88%, 06/25/27	185	187,390
4.88%, 02/15/44	175	167,548
4.90%, 04/15/29	125	127,162
4.95%, 06/25/34	285	288,301
4.95%, 09/15/52(b)	40	38,444
5.15%, 06/25/26	295	298,485
5.30%, 06/25/54	95	96,164
5.40%, 09/15/40	155	159,474
5.40%, 06/25/64	50	50,971
5.88%, 12/16/36	630	683,972
Lowe's Companies Inc.
1.70%, 10/15/30	55	46,603
2.50%, 04/15/26	114	111,022
2.63%, 04/01/31	150	132,451
3.00%, 10/15/50	158	103,810
3.10%, 05/03/27	215	207,929
3.65%, 04/05/29	10	9,614
3.70%, 04/15/46	280	216,734
3.75%, 04/01/32	150	140,032
4.05%, 05/03/47	295	240,102
4.25%, 04/01/52	165	135,741
4.38%, 09/15/45	219	189,425
4.45%, 04/01/62	350	287,593
4.50%, 04/15/30	100	99,121
4.55%, 04/05/49	300	260,735
4.65%, 04/15/42	105	96,081
4.80%, 04/01/26	55	55,156
5.00%, 04/15/33	55	55,385
5.00%, 04/15/40	124	121,369
5.13%, 04/15/50	166	157,090
5.15%, 07/01/33(b)	185	188,372
5.50%, 10/15/35	78	81,474
5.63%, 04/15/53	75	75,980
5.80%, 09/15/62	190	194,714
5.85%, 04/01/63	20	20,625
6.50%, 03/15/29	190	204,380
McDonald's Corp.
3.63%, 05/01/43	88	70,483

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.63%, 09/01/49	$102	$77,648
3.70%, 02/15/42	70	57,143
3.80%, 04/01/28	65	63,672
4.20%, 04/01/50	172	143,659
4.45%, 03/01/47	152	133,842
4.45%, 09/01/48	211	185,008
4.60%, 05/26/45	110	99,632
4.70%, 12/09/35	169	165,897
4.88%, 07/15/40	85	82,550
4.88%, 12/09/45	230	215,575
4.95%, 08/14/33(b)	45	45,675
5.45%, 08/14/53	75	75,321
5.70%, 02/01/39	10	10,523
6.30%, 10/15/37	77	85,328
6.30%, 03/01/38	55	60,969
O'Reilly Automotive Inc., 4.20%, 04/01/30	92	89,622
Starbucks Corp.
3.35%, 03/12/50	260	184,346
3.50%, 03/01/28	56	54,471
3.50%, 11/15/50	360	265,912
3.55%, 08/15/29	15	14,380
4.00%, 11/15/28	117	114,667
4.30%, 06/15/45	92	78,125
4.45%, 08/15/49	216	187,355
4.50%, 11/15/48	175	153,082
4.75%, 02/15/26	50	50,135
4.80%, 02/15/33	100	100,070
Target Corp.
2.35%, 02/15/30	35	31,472
2.65%, 09/15/30	220	198,898
2.95%, 01/15/52	180	121,041
3.38%, 04/15/29	150	143,730
3.63%, 04/15/46	266	209,610
3.90%, 11/15/47	185	151,779
4.00%, 07/01/42	186	162,331
4.40%, 01/15/33	185	180,922
4.80%, 01/15/53(b)	185	173,614
6.50%, 10/15/37	230	261,069
7.00%, 01/15/38	205	242,332
TJX Companies Inc. (The)
2.25%, 09/15/26	25	24,092
3.88%, 04/15/30	222	214,719
4.50%, 04/15/50	81	74,376
Tractor Supply Co.
1.75%, 11/01/30	859	725,913
5.25%, 05/15/33	960	976,124
		22,253,735
Semiconductors — 1.1%
Analog Devices Inc., 5.30%, 12/15/45	25	25,070
Applied Materials Inc.
1.75%, 06/01/30	645	557,739
2.75%, 06/01/50	160	106,099
3.30%, 04/01/27	1,091	1,065,193
4.35%, 04/01/47	266	236,784
4.80%, 06/15/29	110	111,588
5.10%, 10/01/35	590	605,162
5.85%, 06/15/41	225	242,532
Broadcom Inc.
3.14%, 11/15/35(e)	405	337,164
3.19%, 11/15/36(e)	184	151,402
3.42%, 04/15/33(e)	569	506,592
Security	Par (000)	Value
Semiconductors (continued)
3.47%, 04/15/34(e)	$404	$356,615
3.50%, 02/15/41(e)	288	230,684
3.75%, 02/15/51(e)	594	456,582
4.15%, 04/15/32(e)	180	170,996
4.30%, 11/15/32	35	33,569
4.93%, 05/15/37(e)	432	419,851
5.00%, 04/15/30	225	227,689
Intel Corp.
1.60%, 08/12/28	1,170	1,042,647
2.00%, 08/12/31	10	8,284
2.45%, 11/15/29	745	665,916
2.60%, 05/19/26	586	568,584
3.05%, 08/12/51	150	93,158
3.10%, 02/15/60	247	145,548
3.15%, 05/11/27	425	409,727
3.20%, 08/12/61	115	68,413
3.25%, 11/15/49	315	206,085
3.73%, 12/08/47	279	200,505
3.75%, 03/25/27	508	496,768
3.90%, 03/25/30	182	173,412
4.00%, 12/15/32	246	228,604
4.10%, 05/19/46	179	137,861
4.10%, 05/11/47	160	122,982
4.15%, 08/05/32	210	197,605
4.25%, 12/15/42	135	110,417
4.60%, 03/25/40	20	17,634
4.75%, 03/25/50(b)	283	237,398
4.80%, 10/01/41	190	168,829
4.88%, 02/10/26	295	295,405
4.88%, 02/10/28	345	345,695
4.90%, 07/29/45	137	119,493
4.90%, 08/05/52	140	119,264
4.95%, 03/25/60	170	144,066
5.00%, 02/21/31	105	105,362
5.05%, 08/05/62	100	84,935
5.13%, 02/10/30	320	324,082
5.15%, 02/21/34(b)	140	139,474
5.20%, 02/10/33(b)	575	575,680
5.70%, 02/10/53	170	162,746
5.90%, 02/10/63	230	224,217
KLA Corp.
3.30%, 03/01/50	45	32,993
5.00%, 03/15/49	50	48,266
5.25%, 07/15/62	80	79,722
Lam Research Corp.
1.90%, 06/15/30	745	646,457
2.88%, 06/15/50	266	177,963
3.13%, 06/15/60	75	49,296
3.75%, 03/15/26	934	924,818
4.00%, 03/15/29	1,001	983,350
4.88%, 03/15/49	165	155,314
Marvell Technology Inc., 5.95%, 09/15/33	10	10,562
Micron Technology Inc.
2.70%, 04/15/32	85	72,680
3.48%, 11/01/51	220	157,359
4.19%, 02/15/27	225	222,372
4.98%, 02/06/26	65	65,075
5.33%, 02/06/29	10	10,170
5.88%, 02/09/33	180	188,278
5.88%, 09/15/33	60	62,852

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
NVIDIA Corp.
2.00%, 06/15/31	$890	$769,475
2.85%, 04/01/30	1,225	1,135,744
3.20%, 09/16/26	5,815	5,704,552
3.50%, 04/01/40	240	205,663
3.50%, 04/01/50	292	230,297
3.70%, 04/01/60	140	110,242
NXP BV/NXP Funding LLC
5.35%, 03/01/26	2,885	2,900,131
5.55%, 12/01/28	510	523,855
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	205	177,085
2.65%, 02/15/32	460	394,551
3.13%, 02/15/42	30	21,881
3.15%, 05/01/27	140	134,923
3.25%, 05/11/41	90	68,499
3.25%, 11/30/51	119	80,944
3.40%, 05/01/30	305	282,868
3.88%, 06/18/26	695	686,220
4.30%, 06/18/29	480	470,313
4.40%, 06/01/27	595	592,026
5.00%, 01/15/33	390	387,198
Qorvo Inc., 4.38%, 10/15/29	220	207,788
Qualcomm Inc.
4.30%, 05/20/47	330	285,860
4.50%, 05/20/52	125	110,211
4.65%, 05/20/35	75	74,094
4.80%, 05/20/45	20	18,799
6.00%, 05/20/53	10	10,926
Skyworks Solutions Inc., 3.00%, 06/01/31	10	8,717
Texas Instruments Inc.
1.13%, 09/15/26	660	623,459
1.75%, 05/04/30	705	611,174
1.90%, 09/15/31	235	200,704
2.25%, 09/04/29	624	566,720
2.70%, 09/15/51	235	152,593
2.90%, 11/03/27	750	721,925
3.65%, 08/16/32	695	652,155
3.88%, 03/15/39	283	252,244
4.10%, 08/16/52	50	41,903
4.15%, 05/15/48	300	257,674
4.60%, 02/08/27	75	75,450
4.60%, 02/15/28	40	40,342
4.60%, 02/08/29	170	171,350
4.85%, 02/08/34	80	80,974
4.90%, 03/14/33	475	483,690
5.00%, 03/14/53	60	58,367
5.05%, 05/18/63	75	72,063
5.15%, 02/08/54	70	69,608
TSMC Arizona Corp.
1.75%, 10/25/26	305	288,915
2.50%, 10/25/31	1,450	1,265,336
3.25%, 10/25/51	215	164,855
3.88%, 04/22/27	435	427,758
4.25%, 04/22/32	380	371,776
4.50%, 04/22/52	235	226,215
		41,139,746
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	95	85,881
3.48%, 12/01/27	55	52,906
Security	Par (000)	Value
Shipbuilding (continued)
4.20%, 05/01/30	$329	$314,366
5.35%, 01/15/30	25	25,237
5.75%, 01/15/35	25	25,516
		503,906
Software — 1.0%
Adobe Inc.
2.15%, 02/01/27	914	873,451
2.30%, 02/01/30	2,700	2,431,444
4.80%, 04/04/29	130	132,081
4.85%, 04/04/27	85	86,028
4.95%, 04/04/34	125	127,417
Autodesk Inc.
2.40%, 12/15/31	955	819,090
2.85%, 01/15/30	515	471,258
3.50%, 06/15/27	1,568	1,527,052
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	710	617,439
2.90%, 12/01/29	800	732,272
3.40%, 06/27/26	1,570	1,538,849
Concentrix Corp., 6.85%, 08/02/33(b)	30	30,822
Electronic Arts Inc.
2.95%, 02/15/51	775	522,629
4.80%, 03/01/26	389	389,850
Fidelity National Information Services Inc., 5.10%, 07/15/32	275	278,654
Fiserv Inc.
3.50%, 07/01/29	70	66,466
4.20%, 10/01/28	25	24,583
4.40%, 07/01/49	243	210,526
5.38%, 08/21/28	50	51,124
5.63%, 08/21/33	115	119,387
Intuit Inc.
1.35%, 07/15/27	95	87,986
1.65%, 07/15/30	135	115,476
5.20%, 09/15/33	600	615,931
5.50%, 09/15/53	20	20,553
Microsoft Corp.
2.40%, 08/08/26	4,144	4,015,045
2.53%, 06/01/50	145	94,276
2.68%, 06/01/60	45	28,060
2.92%, 03/17/52	745	521,431
3.04%, 03/17/62	50	33,971
3.30%, 02/06/27	2,979	2,922,859
3.40%, 06/15/27	10	9,815
3.45%, 08/08/36	635	568,747
3.50%, 02/12/35	750	697,331
3.50%, 11/15/42	50	42,429
3.95%, 08/08/56	35	29,741
4.00%, 02/12/55	115	99,150
4.10%, 02/06/37	285	273,626
4.20%, 11/03/35	285	279,451
Oracle Corp.
3.60%, 04/01/40	282	229,325
3.60%, 04/01/50	657	486,343
3.80%, 11/15/37	227	195,665
3.85%, 07/15/36	109	96,164
3.85%, 04/01/60	533	389,383
3.90%, 05/15/35	417	376,954
3.95%, 03/25/51	446	348,566
4.00%, 07/15/46	402	323,931
4.00%, 11/15/47	414	330,996

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.10%, 03/25/61	$219	$166,856
4.13%, 05/15/45	337	279,203
4.20%, 09/27/29	125	122,420
4.30%, 07/08/34	195	184,249
4.38%, 05/15/55	306	253,600
4.50%, 05/06/28	35	34,955
4.50%, 07/08/44	215	189,980
4.65%, 05/06/30	25	24,994
4.70%, 09/27/34	225	219,598
4.90%, 02/06/33	270	269,353
5.38%, 07/15/40	307	305,932
5.38%, 09/27/54	345	335,663
5.50%, 09/27/64	375	363,733
5.55%, 02/06/53	295	295,502
6.13%, 07/08/39	259	279,252
6.25%, 11/09/32	260	281,819
6.50%, 04/15/38	276	305,357
6.90%, 11/09/52	110	129,495
Roper Technologies Inc., 2.95%, 09/15/29	130	120,147
Salesforce Inc.
2.90%, 07/15/51	140	94,716
3.70%, 04/11/28	4,730	4,640,704
ServiceNow Inc., 1.40%, 09/01/30	1,360	1,144,878
VMware LLC
3.90%, 08/21/27	860	842,759
4.65%, 05/15/27	240	239,931
4.70%, 05/15/30	553	547,298
Workday Inc.
3.50%, 04/01/27	435	425,448
3.70%, 04/01/29	440	424,079
3.80%, 04/01/32	695	645,344
		37,450,892
Telecommunications — 0.9%
America Movil SAB de CV
4.38%, 04/22/49	150	130,467
6.13%, 11/15/37	107	114,168
6.13%, 03/30/40	332	354,555
6.38%, 03/01/35	170	185,762
AT&T Inc.
3.30%, 02/01/52	135	95,334
3.50%, 06/01/41	305	244,251
3.50%, 09/15/53	994	710,530
3.50%, 02/01/61	195	134,030
3.55%, 09/15/55	1,061	754,378
3.65%, 06/01/51	524	389,687
3.65%, 09/15/59	828	584,535
3.80%, 12/01/57	805	594,046
3.85%, 06/01/60	335	247,937
4.30%, 02/15/30	155	152,073
4.30%, 12/15/42	75	65,484
4.35%, 06/15/45	145	124,500
4.50%, 05/15/35	594	565,388
4.50%, 03/09/48	142	123,739
4.55%, 03/09/49	221	194,406
4.65%, 06/01/44	85	76,114
4.75%, 05/15/46	310	282,374
4.85%, 03/01/39	210	201,448
4.85%, 07/15/45	55	50,132
4.90%, 08/15/37	168	163,163
5.15%, 03/15/42	172	166,211
5.15%, 11/15/46	15	14,423
Security	Par (000)	Value
Telecommunications (continued)
5.15%, 02/15/50	$25	$23,830
5.25%, 03/01/37	387	389,274
5.35%, 09/01/40	14	13,991
5.40%, 02/15/34	290	298,372
5.45%, 03/01/47	105	104,405
5.55%, 08/15/41	50	50,724
5.65%, 02/15/47	50	51,592
5.70%, 03/01/57	151	152,575
6.00%, 08/15/40	150	157,971
6.30%, 01/15/38	30	33,107
6.38%, 03/01/41	115	125,739
6.55%, 02/15/39	203	224,304
Bell Telephone Co. of Canada or Bell Canada, 3.65%, 08/15/52	50	36,570
British Telecommunications PLC
5.13%, 12/04/28	720	730,109
9.63%, 12/15/30	1,252	1,542,092
Cisco Systems Inc.
2.50%, 09/20/26	487	472,498
2.95%, 02/28/26	320	314,472
4.80%, 02/26/27	105	106,063
4.85%, 02/26/29	100	101,731
4.90%, 02/26/26	100	100,642
4.95%, 02/26/31	75	76,464
5.05%, 02/26/34(b)	140	142,879
5.30%, 02/26/54	150	154,195
5.35%, 02/26/64	10	10,211
5.50%, 01/15/40	420	439,233
5.90%, 02/15/39	267	291,067
Corning Inc.
3.90%, 11/15/49	42	33,420
4.38%, 11/15/57	126	103,823
5.35%, 11/15/48	119	116,791
5.75%, 08/15/40	83	85,959
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	10	11,794
Juniper Networks Inc., 5.95%, 03/15/41	169	172,664
Koninklijke KPN NV, 8.38%, 10/01/30	1,440	1,689,660
Motorola Solutions Inc.
2.30%, 11/15/30	145	125,669
4.60%, 02/23/28	213	213,112
4.60%, 05/23/29	50	49,797
5.50%, 09/01/44	60	60,446
5.60%, 06/01/32	170	177,189
Nokia OYJ, 4.38%, 06/12/27	1,520	1,492,203
Orange SA
5.38%, 01/13/42	90	89,726
5.50%, 02/06/44	125	126,490
9.00%, 03/01/31	980	1,189,230
Rogers Communications Inc.
3.63%, 12/15/25	55	54,313
3.70%, 11/15/49	265	196,399
3.80%, 03/15/32	45	41,381
4.30%, 02/15/48	155	128,270
4.35%, 05/01/49	265	220,115
4.50%, 03/15/42	45	39,713
4.50%, 03/15/43	102	88,741
4.55%, 03/15/52	85	72,123
5.00%, 03/15/44	210	195,371
5.45%, 10/01/43	105	102,792
7.50%, 08/15/38	167	196,011

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Sprint Capital Corp., 8.75%, 03/15/32	$20	$24,360
Telefonica Emisiones SA
4.10%, 03/08/27	65	64,191
4.67%, 03/06/38	175	160,646
5.21%, 03/08/47	25	23,188
7.05%, 06/20/36	403	455,136
Telefonica Europe BV, 8.25%, 09/15/30	295	341,287
TELUS Corp.
2.80%, 02/16/27	225	215,842
3.70%, 09/15/27	595	578,509
4.30%, 06/15/49	171	139,108
4.60%, 11/16/48	246	211,510
T-Mobile USA Inc.
3.00%, 02/15/41	145	108,509
3.30%, 02/15/51	310	218,157
3.40%, 10/15/52	350	248,441
3.60%, 11/15/60	560	393,454
3.88%, 04/15/30	250	238,926
4.38%, 04/15/40	249	224,686
4.50%, 04/15/50	585	508,094
5.65%, 01/15/53	315	322,526
5.80%, 09/15/62	245	252,707
Verizon Communications Inc.
2.36%, 03/15/32	15	12,669
2.55%, 03/21/31	196	171,703
2.88%, 11/20/50	455	296,255
2.99%, 10/30/56	666	421,602
3.00%, 11/20/60	681	422,704
3.55%, 03/22/51	640	476,359
3.70%, 03/22/61	672	487,850
3.85%, 11/01/42	376	309,476
4.13%, 08/15/46	169	140,907
4.27%, 01/15/36	70	64,874
4.40%, 11/01/34	556	530,751
4.50%, 08/10/33	499	482,804
4.52%, 09/15/48	235	207,027
4.67%, 03/15/55	240	214,670
4.75%, 11/01/41	159	148,745
4.81%, 03/15/39	322	308,043
4.86%, 08/21/46	643	601,933
5.01%, 04/15/49	165	160,584
5.01%, 08/21/54	430	402,651
5.05%, 05/09/33	110	111,504
5.25%, 03/16/37	705	709,821
5.50%, 03/16/47	182	186,787
5.85%, 09/15/35	110	116,423
6.55%, 09/15/43	115	131,558
7.75%, 12/01/30	155	178,981
Vodafone Group PLC
4.25%, 09/17/50	320	258,975
4.38%, 05/30/28	45	45,052
4.88%, 06/19/49	205	184,583
5.00%, 05/30/38	185	179,693
5.25%, 05/30/48	210	202,937
6.15%, 02/27/37	165	178,142
6.25%, 11/30/32	90	98,350
7.88%, 02/15/30	300	343,697
		33,453,834
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27	249	241,742
Security	Par (000)	Value
Toys, Games & Hobbies (continued)
3.55%, 11/19/26	$924	$904,111
3.90%, 11/19/29	771	733,439
6.05%, 05/14/34	140	144,420
6.35%, 03/15/40	70	74,033
		2,097,745
Transportation — 0.5%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	15	9,927
3.05%, 02/15/51	152	105,271
3.30%, 09/15/51	20	14,535
3.55%, 02/15/50	68	52,227
3.90%, 08/01/46	87	71,543
4.05%, 06/15/48	177	148,819
4.13%, 06/15/47	142	121,208
4.15%, 04/01/45	92	79,426
4.15%, 12/15/48	153	130,112
4.55%, 09/01/44	40	36,463
4.70%, 09/01/45	40	37,085
4.90%, 04/01/44	105	100,676
5.15%, 09/01/43	92	92,111
5.20%, 04/15/54	105	104,786
5.40%, 06/01/41	75	76,522
5.75%, 05/01/40	55	58,455
Canadian National Railway Co.
2.45%, 05/01/50	600	372,942
3.20%, 08/02/46	179	133,010
3.65%, 02/03/48	137	109,323
3.85%, 08/05/32	50	47,367
4.38%, 09/18/34	125	120,787
4.40%, 08/05/52	105	93,572
4.45%, 01/20/49	160	144,085
5.85%, 11/01/33	65	69,971
6.20%, 06/01/36	150	166,073
6.25%, 08/01/34	40	44,453
6.38%, 11/15/37	91	102,790
Canadian Pacific Railway Co.
3.10%, 12/02/51	380	263,340
4.80%, 09/15/35	75	74,122
5.95%, 05/15/37	85	90,767
6.13%, 09/15/2115	515	553,469
7.13%, 10/15/31	110	124,695
CH Robinson Worldwide Inc., 4.20%, 04/15/28	1,920	1,890,044
CSX Corp.
2.40%, 02/15/30	119	106,735
2.50%, 05/15/51	40	24,553
3.35%, 09/15/49	185	136,557
3.80%, 11/01/46	189	152,537
3.80%, 04/15/50	115	91,751
3.95%, 05/01/50	138	112,635
4.10%, 11/15/32	50	47,951
4.10%, 03/15/44	74	63,610
4.25%, 11/01/66	60	48,728
4.30%, 03/01/48	220	190,544
4.40%, 03/01/43	78	70,693
4.50%, 03/15/49	138	123,317
4.50%, 11/15/52	25	22,341
4.50%, 08/01/54	160	141,973
4.65%, 03/01/68	43	37,411
4.75%, 05/30/42	230	216,705
4.75%, 11/15/48	138	127,705
5.50%, 04/15/41	165	169,873

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
6.00%, 10/01/36	$117	$127,020
6.15%, 05/01/37	94	103,224
6.22%, 04/30/40	115	127,503
FedEx Corp.
3.88%, 08/01/42	40	32,384
3.90%, 02/01/35	84	76,272
4.05%, 02/15/48	235	189,127
4.10%, 04/15/43	58	48,398
4.10%, 02/01/45	15	12,304
4.40%, 01/15/47	165	139,722
4.55%, 04/01/46	118	102,415
4.75%, 11/15/45	243	217,205
4.90%, 01/15/34	77	77,209
4.95%, 10/17/48	156	142,682
5.10%, 01/15/44	170	161,482
5.25%, 05/15/50(b)	306	294,422
Norfolk Southern Corp.
2.55%, 11/01/29	132	120,035
2.90%, 08/25/51	216	141,286
3.16%, 05/15/55	270	181,295
3.40%, 11/01/49	101	73,919
3.94%, 11/01/47	210	170,634
3.95%, 10/01/42	157	132,456
4.05%, 08/15/52	224	182,084
4.10%, 05/15/49	85	70,234
4.10%, 05/15/2121	85	62,933
4.15%, 02/28/48	239	201,161
4.45%, 03/01/33	50	48,792
4.55%, 06/01/53	40	35,305
4.65%, 01/15/46	150	136,536
4.84%, 10/01/41	260	246,850
5.05%, 08/01/30	175	178,693
5.10%, 12/31/49	25	22,677
5.35%, 08/01/54(b)	120	120,178
Ryder System Inc.
1.75%, 09/01/26	135	128,014
2.85%, 03/01/27	45	43,194
2.90%, 12/01/26	40	38,595
4.30%, 06/15/27	85	84,209
4.90%, 12/01/29	35	35,101
4.95%, 09/01/29	65	65,436
5.25%, 06/01/28	955	971,007
5.30%, 03/15/27	75	76,123
5.38%, 03/15/29	235	240,330
5.50%, 06/01/29	165	169,595
5.65%, 03/01/28	155	159,662
6.30%, 12/01/28	195	206,485
6.60%, 12/01/33(b)	555	612,553
Union Pacific Corp.
2.97%, 09/16/62	85	52,788
3.25%, 02/05/50	305	221,020
3.35%, 08/15/46	59	44,494
3.38%, 02/01/35	100	88,832
3.50%, 02/14/53	60	44,906
3.55%, 08/15/39	5	4,223
3.55%, 05/20/61	110	78,961
3.60%, 09/15/37	75	64,919
3.75%, 02/05/70	167	120,826
3.80%, 10/01/51	219	173,653
3.80%, 04/06/71	275	201,231
3.84%, 03/20/60	342	261,418
Security	Par (000)	Value
Transportation (continued)
3.85%, 02/14/72	$150	$111,762
3.88%, 02/01/55	200	159,079
3.95%, 08/15/59	165	129,527
4.00%, 04/15/47	105	87,440
4.05%, 11/15/45	104	88,077
4.05%, 03/01/46	192	162,908
4.10%, 09/15/67	225	177,388
4.30%, 03/01/49	200	174,554
4.50%, 09/10/48(b)	50	44,802
4.95%, 05/15/53	70	67,560
United Parcel Service Inc.
3.40%, 11/15/46	206	157,755
3.40%, 09/01/49	195	145,548
3.63%, 10/01/42	215	175,574
3.75%, 11/15/47	240	191,270
4.25%, 03/15/49	115	98,678
4.88%, 03/03/33	190	191,866
4.88%, 11/15/40	295	287,795
5.30%, 04/01/50	218	219,853
6.20%, 01/15/38	481	534,079
		18,895,122
Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51	200	134,563
3.25%, 09/15/26	170	165,655
3.50%, 03/15/28	100	95,957
3.50%, 06/01/32	185	166,432
3.85%, 03/30/27	160	156,664
4.00%, 06/30/30	65	62,264
4.55%, 11/07/28	164	162,994
4.70%, 04/01/29	85	84,857
4.90%, 03/15/33	90	88,467
5.20%, 03/15/44	87	83,214
5.40%, 03/15/27	25	25,350
5.45%, 09/15/33	85	87,205
6.05%, 03/15/34	335	357,241
6.90%, 05/01/34	240	269,885
		1,940,748
Venture Capital — 0.0%
Hercules Capital Inc., 3.38%, 01/20/27	5	4,771
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30	139	126,294
3.25%, 06/01/51	25	17,781
3.45%, 06/01/29	217	206,358
3.45%, 05/01/50	250	184,971
3.75%, 09/01/47	27	21,173
4.00%, 12/01/46	91	74,922
4.15%, 06/01/49	218	181,820
4.20%, 09/01/48	151	127,003
4.30%, 12/01/42	50	44,180
4.30%, 09/01/45	35	30,317
5.45%, 03/01/54	80	81,364
6.59%, 10/15/37	80	90,928
Essential Utilities Inc.
2.70%, 04/15/30	157	141,351
3.35%, 04/15/50	258	180,697
3.57%, 05/01/29	160	152,198
4.28%, 05/01/49	273	225,493
4.80%, 08/15/27	25	25,072

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Water (continued)
5.30%, 05/01/52	$145	$139,494
5.38%, 01/15/34	25	25,401
United Utilities PLC, 6.88%, 08/15/28	40	42,776
		2,119,593
Total Corporate Bonds & Notes — 25.1% (Cost: $984,516,496)		944,531,680
Foreign Government Obligations(f)
Canada — 0.6%
Hydro-Quebec
Series HH, 8.50%, 12/01/29	170	196,403
Series HK, 9.38%, 04/15/30	1,565	1,894,561
Series HQ, 9.50%, 11/15/30	1,170	1,443,481
Province of Alberta Canada
1.30%, 07/22/30	46	39,004
3.30%, 03/15/28	609	590,512
4.50%, 01/24/34	800	797,672
Province of British Columbia Canada
1.30%, 01/29/31	2,000	1,671,338
4.20%, 07/06/33	2,630	2,573,078
4.75%, 06/12/34	620	629,605
4.80%, 11/15/28	1,230	1,252,206
7.25%, 09/01/36	240	292,721
Province of Manitoba Canada
1.50%, 10/25/28	315	283,721
4.30%, 07/27/33	980	962,754
4.90%, 05/31/34	505	518,482
Province of Ontario Canada
1.13%, 10/07/30	895	747,071
1.60%, 02/25/31	1,380	1,172,629
1.80%, 10/14/31	1,790	1,515,769
2.13%, 01/21/32	1,715	1,476,514
5.05%, 04/24/34	600	623,227
Province of Quebec Canada
1.35%, 05/28/30	1,160	991,339
1.90%, 04/21/31	1,895	1,634,399
2.75%, 04/12/27	95	91,731
3.63%, 04/13/28	1,055	1,033,121
4.50%, 09/08/33	1,035	1,035,590
Series PD, 7.50%, 09/15/29	379	430,089
		23,897,017
Chile — 0.0%
Chile Government International Bond
2.55%, 07/27/33	270	224,527
3.10%, 05/07/41	330	247,846
3.10%, 01/22/61	435	276,854
3.25%, 09/21/71	290	185,342
3.50%, 01/31/34	230	204,816
3.50%, 01/25/50	372	274,343
3.86%, 06/21/47	290	229,790
4.95%, 01/05/36	235	230,657
5.33%, 01/05/54	40	39,049
		1,913,224
Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	242	274,451
Security	Par (000)	Value
Indonesia — 0.1%
Indonesia Government International Bond
3.05%, 03/12/51	$225	$153,748
3.20%, 09/23/61	280	183,583
3.35%, 03/12/71	130	85,740
3.50%, 01/11/28	107	102,940
3.50%, 02/14/50	130	97,757
3.70%, 10/30/49	100	77,808
4.10%, 04/24/28	420	410,900
4.20%, 10/15/50	90	76,080
4.30%, 03/31/52	35	29,916
4.35%, 01/11/48	135	118,185
4.45%, 04/15/70	502	420,911
5.10%, 02/10/54	35	33,667
5.35%, 02/11/49	145	146,178
5.45%, 09/20/52	60	60,268
5.65%, 01/11/53	525	541,054
		2,538,735
Israel — 0.0%
Israel Government International Bond
3.88%, 07/03/50	460	337,434
4.13%, 01/17/48	320	249,402
4.50%, 01/17/33	255	239,746
4.50%, 01/30/43	105	89,590
4.50%, 04/03/2120	200	146,533
5.75%, 03/12/54	630	604,214
State of Israel, 3.38%, 01/15/50	170	114,974
		1,781,893
Italy — 0.1%
Republic of Italy Government International Bond
2.88%, 10/17/29	1,075	982,946
3.88%, 05/06/51	500	357,167
4.00%, 10/17/49	527	397,367
5.38%, 06/15/33	951	956,009
		2,693,489
Mexico — 0.2%
Mexico Government International Bond
3.50%, 02/12/34	160	131,586
3.77%, 05/24/61	380	232,713
4.28%, 08/14/41	265	205,592
4.35%, 01/15/47	222	165,093
4.40%, 02/12/52	285	204,826
4.50%, 04/22/29	705	681,717
4.50%, 01/31/50	397	297,212
4.60%, 01/23/46	417	319,290
4.60%, 02/10/48	337	256,405
4.75%, 03/08/44	546	437,197
4.88%, 05/19/33	30	27,747
5.00%, 04/27/51	250	199,347
5.55%, 01/21/45(b)	370	335,405
5.75%, 10/12/2110	394	319,042
6.00%, 05/07/36	195	190,515
6.05%, 01/11/40	488	471,239
6.34%, 05/04/53	385	360,201
6.35%, 02/09/35	320	323,030
6.40%, 05/07/54	220	207,575
6.75%, 09/27/34	431	450,890
7.50%, 04/08/33	590	656,378
8.30%, 08/15/31	370	436,919
		6,909,919

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32	$450	$332,354
3.87%, 07/23/60	510	293,709
4.30%, 04/29/53	245	158,098
4.50%, 05/15/47	60	41,861
4.50%, 04/16/50	305	205,556
4.50%, 04/01/56	260	169,991
4.50%, 01/19/63	285	184,353
6.40%, 02/14/35	120	115,524
6.70%, 01/26/36	597	590,371
6.85%, 03/28/54	10	9,228
6.88%, 01/31/36	5	4,979
8.00%, 03/01/38	5	5,301
9.38%, 04/01/29	117	132,098
		2,243,423
Peru — 0.1%
Peruvian Government International Bond
2.78%, 12/01/60	490	281,969
3.00%, 01/15/34	250	207,452
3.23%, 07/28/2121	240	137,383
3.30%, 03/11/41	65	49,358
3.55%, 03/10/51	165	118,262
3.60%, 01/15/72	145	95,122
5.63%, 11/18/50	402	395,637
5.88%, 08/08/54	200	200,797
6.55%, 03/14/37	401	433,569
8.75%, 11/21/33	532	649,312
		2,568,861
Philippines — 0.1%
Philippine Government International Bond
2.65%, 12/10/45	10	6,647
2.95%, 05/05/45	195	137,464
3.20%, 07/06/46	310	225,613
3.70%, 03/01/41	347	287,297
3.70%, 02/02/42	262	215,197
3.95%, 01/20/40	172	148,774
5.00%, 01/13/37	262	259,785
5.50%, 01/17/48	165	169,046
5.95%, 10/13/47	75	81,085
6.38%, 01/15/32	175	189,660
6.38%, 10/23/34	332	365,972
7.75%, 01/14/31	215	247,583
		2,334,123
Poland — 0.0%
Republic of Poland Government International Bond
4.88%, 10/04/33	375	369,725
5.13%, 09/18/34	155	153,961
5.50%, 04/04/53	395	383,117
5.50%, 03/18/54	435	422,726
5.75%, 11/16/32	175	182,423
		1,511,952
South Korea — 0.0%
Korea International Bond
3.88%, 09/20/48	363	315,136
4.13%, 06/10/44	590	539,525
		854,661
Supranational — 2.1%
African Development Bank, 5.75%, , (5-year CMT + 1.575%)(a)(g)	250	242,059
Asian Development Bank, 6.22%, 08/15/27	912	951,421
Security	Par (000)	Value
Supranational (continued)
Council of Europe Development Bank
0.88%, 09/22/26	$2,865	$2,698,283
3.63%, 01/26/28	980	963,432
4.13%, 01/24/29	2,085	2,081,955
European Investment Bank
2.38%, 05/24/27	1,310	1,255,634
3.75%, 02/14/33	745	721,813
4.13%, 02/13/34	1,555	1,537,844
4.88%, 02/15/36	1,423	1,492,858
Inter-American Development Bank
0.63%, 09/16/27	1,399	1,269,676
0.88%, 04/20/26	3,015	2,877,329
1.13%, 07/20/28	2,223	1,997,152
1.13%, 01/13/31	2,190	1,831,029
1.50%, 01/13/27	1,090	1,031,090
2.00%, 06/02/26	815	787,907
2.00%, 07/23/26	730	703,928
2.25%, 06/18/29	2,085	1,924,081
2.38%, 07/07/27	1,602	1,531,204
3.13%, 09/18/28	1,170	1,127,571
3.20%, 08/07/42	690	571,290
3.50%, 09/14/29	865	841,294
3.50%, 04/12/33	275	260,532
3.88%, 10/28/41	880	802,093
4.38%, 01/24/44	670	644,891
4.50%, 09/13/33	60	61,020
International Bank for Reconstruction & Development
0.65%, 02/10/26(b)	330	312,996
0.75%, 11/24/27	3,705	3,354,517
0.75%, 08/26/30	3,385	2,799,356
0.85%, 02/10/27	155	141,125
0.88%, 07/15/26	215	203,744
0.88%, 05/14/30	2,415	2,032,118
1.13%, 09/13/28	1,635	1,462,368
1.25%, 02/10/31	1,095	921,359
1.38%, 04/20/28	3,540	3,231,010
1.63%, 11/03/31	2,775	2,349,722
1.75%, 10/23/29	3,232	2,894,415
1.88%, 10/27/26	3,564	3,411,310
2.50%, 11/22/27	4,655	4,440,428
2.50%, 03/29/32	1,335	1,192,464
3.13%, 06/15/27(b)	665	648,616
3.50%, 07/12/28	1,050	1,026,818
3.63%, 09/21/29	600	586,793
3.88%, 10/16/29	250	247,026
3.88%, 02/14/30	1,275	1,258,525
3.88%, 08/28/34	1,435	1,389,749
4.63%, 08/01/28	570	578,767
4.75%, 11/14/33	2,520	2,611,272
4.75%, 02/15/35	2,364	2,443,615
Series GDIF, 5.75%, 05/02/34	1,455	1,472,760
International Finance Corp.
0.75%, 10/08/26	1,540	1,444,664
0.75%, 08/27/30(b)	1,255	1,038,524
2.13%, 04/07/26	735	713,768
Nordic Investment Bank
0.50%, 01/21/26	2,500	2,391,075
3.38%, 09/08/27	900	880,647
4.25%, 02/28/29	445	446,510
		78,133,447

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Uruguay — 0.0%
Uruguay Government International Bond
4.13%, 11/20/45(b)	$270	$236,727
4.98%, 04/20/55	504	467,332
5.10%, 06/18/50	772	742,175
5.75%, 10/28/34(b)	160	167,550
7.63%, 03/21/36	513	616,609
		2,230,393
Total Foreign Government Obligations — 3.4% (Cost: $136,267,539)		129,885,588
Municipal Debt Obligations
California — 0.0%
State of California GO BAB, 7.55%, 04/01/39	35	42,754
Illinois — 0.0%
State of Illinois GO, 5.10%, 06/01/33	89	89,834
Total Municipal Debt Obligations — 0.0% (Cost: $133,725)		132,588
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 25.7%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/32	71	67,422
3.00%, 05/01/29	2,092	2,044,992
3.00%, 03/01/46	316	281,876
3.00%, 09/01/46	293	265,802
3.00%, 12/01/46	387	345,244
3.50%, 05/01/33	16	15,170
3.50%, 06/01/34	11	10,511
3.50%, 03/01/38	25	23,605
3.50%, 10/01/42	9	8,138
3.50%, 10/01/44	10	8,993
3.50%, 07/01/47	12	11,266
3.50%, 09/01/47	12	10,788
3.50%, 02/01/48	6	5,520
3.50%, 03/01/48	5	4,323
4.00%, 09/01/45	5	4,536
4.00%, 01/01/48	316	300,541
4.00%, 02/01/48	4	3,580
4.00%, 01/01/49	7	6,282
4.50%, 10/01/48	13	12,572
4.50%, 01/01/49	2	2,313
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.58%, 05/25/32	2,000	1,756,603
Series K047, Class A2, 3.33%, 05/25/25(a)	2	1,692
Series K048, Class A2, 3.28%, 06/25/25(a)	5,247	5,206,249
Series K062, Class A2, 3.41%, 12/25/26	100	97,964
Series K077, Class A2, 3.85%, 05/25/28(a)	2,000	1,962,104
Series K100, Class A2, 2.67%, 09/25/29	1,000	924,892
Series K101, Class A2, 2.52%, 10/25/29	300	275,334
Series K115, Class A2, 1.38%, 06/25/30	1,920	1,634,603
Series K120, Class A2, 1.50%, 10/25/30	3,000	2,545,381
Series K735, Class A2, 2.86%, 05/25/26	2,414	2,358,227
Series K739, Class A2, 1.34%, 09/25/27	900	833,303
Federal National Mortgage Association-ACES
Series 2017-M11, Class A2, 2.98%, 08/25/29	142	133,525
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1,499	1,452,627
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2021-M13, Class A2, 1.65%, 04/25/31(a)	$600	$504,943
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	1,000	844,809
Government National Mortgage Association
1.50%, 10/20/51	219	171,601
2.00%, 07/20/50	68	55,916
2.00%, 08/20/50	3,093	2,553,545
2.00%, 09/20/50	3,721	3,070,907
2.00%, 11/20/50	1,542	1,272,206
2.00%, 12/20/50	1,592	1,313,384
2.00%, 01/20/51	2,716	2,239,871
2.00%, 02/20/51	3,651	3,011,467
2.00%, 08/20/51	3,836	3,162,188
2.00%, 11/20/51	808	665,885
2.00%, 12/20/51	2,998	2,470,446
2.00%, 01/20/52	9,693	7,987,592
2.00%, 03/20/52	1,291	1,063,128
2.00%, 04/20/52	3,743	3,082,022
2.00%, 12/19/54(h)	5,800	4,763,675
2.50%, 12/20/46	98	85,191
2.50%, 06/20/50	3,526	3,029,989
2.50%, 08/20/50	295	250,400
2.50%, 09/20/50	419	356,348
2.50%, 01/20/51	1,099	941,912
2.50%, 02/20/51	6,513	5,585,596
2.50%, 05/20/51	778	667,043
2.50%, 07/20/51	2,616	2,241,691
2.50%, 08/20/51	6,832	5,852,548
2.50%, 11/20/51	2,771	2,372,490
2.50%, 01/20/52	1,502	1,285,982
2.50%, 02/20/52	2,039	1,745,478
2.50%, 03/20/52	3,507	3,001,906
2.50%, 04/20/52	3,012	2,578,065
2.50%, 05/20/52	1,877	1,607,071
2.50%, 07/20/52	611	523,976
2.50%, 08/20/52	1,471	1,261,031
2.50%, 09/20/52	992	850,284
2.50%, 12/19/54(h)	5,625	4,805,262
3.00%, 07/20/45	49	43,933
3.00%, 11/20/45	227	204,638
3.00%, 12/20/45	39	35,478
3.00%, 01/20/46	21	18,516
3.00%, 03/20/46	360	323,196
3.00%, 04/20/46	10	8,568
3.00%, 05/20/46	24	21,845
3.00%, 08/20/46	297	266,773
3.00%, 09/20/46	711	638,767
3.00%, 11/20/46	18	16,514
3.00%, 02/15/47	22	20,007
3.00%, 03/20/47	7	6,676
3.00%, 06/20/47	23	20,891
3.00%, 10/20/47	420	376,528
3.00%, 02/20/48	16	14,350
3.00%, 04/20/49	753	675,516
3.00%, 10/15/49	125	111,010
3.00%, 01/20/50	777	693,934
3.00%, 02/20/50	162	144,545
3.00%, 07/20/50	1,383	1,232,479
3.00%, 08/20/50	241	214,732
3.00%, 12/20/50	1,052	936,554
3.00%, 08/20/51	2,024	1,798,950
3.00%, 09/20/51	1,498	1,331,632

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 10/20/51	$2,841	$2,524,946
3.00%, 11/20/51	1,279	1,136,306
3.00%, 12/20/51	1,608	1,428,206
3.00%, 02/20/52	2,323	2,062,957
3.00%, 03/20/52	2,442	2,145,883
3.00%, 05/20/52	2,976	2,642,225
3.00%, 07/20/52	823	730,903
3.00%, 09/20/52	527	467,623
3.00%, 12/19/54(h)	7,288	6,457,775
3.50%, 09/20/42	30	28,384
3.50%, 12/20/42	27	25,519
3.50%, 09/20/45	2,318	2,149,275
3.50%, 11/20/46	7	6,623
3.50%, 01/20/47	7	6,334
3.50%, 06/20/47	6	5,584
3.50%, 08/20/47	106	98,122
3.50%, 09/20/47	4,107	3,797,479
3.50%, 11/20/47	26	24,363
3.50%, 02/20/48	14	12,967
3.50%, 08/20/48	26	23,729
3.50%, 01/20/49	11	10,363
3.50%, 03/20/49	1,160	1,070,376
3.50%, 09/20/49	781	719,717
3.50%, 10/20/49	552	508,943
3.50%, 12/20/49	222	204,808
3.50%, 01/20/50	512	471,551
3.50%, 03/20/50	349	321,607
3.50%, 08/20/50	170	156,535
3.50%, 01/20/52	2,324	2,133,736
3.50%, 02/20/52	507	465,669
3.50%, 10/20/52	1,311	1,200,834
3.50%, 05/20/53	1,432	1,319,939
3.50%, 12/19/54(h)	8,700	7,953,003
4.00%, 04/20/47	52	49,873
4.00%, 07/20/47	59	56,474
4.00%, 11/20/47	12	11,671
4.00%, 04/20/48	2	2,246
4.00%, 05/15/48	4	3,483
4.00%, 05/20/48	9	8,591
4.00%, 08/20/48	20	18,687
4.00%, 09/20/48	51	48,643
4.00%, 11/20/48	576	548,101
4.00%, 12/20/48	1,020	971,139
4.00%, 02/20/49	705	670,821
4.00%, 01/20/50	2,084	1,983,587
4.00%, 02/20/50	1,716	1,632,626
4.00%, 07/20/52	242	228,747
4.00%, 09/20/52	2,642	2,492,564
4.00%, 12/20/52	655	618,322
4.00%, 12/19/54(h)	6,581	6,187,804
4.50%, 07/20/41	808	801,329
4.50%, 06/20/48	18	17,367
4.50%, 08/20/48	3	2,886
4.50%, 09/20/48	217	211,997
4.50%, 10/20/48	108	105,187
4.50%, 12/20/48	42	41,351
4.50%, 01/20/49	158	154,709
4.50%, 03/20/49	1,230	1,202,299
4.50%, 06/20/49	30	29,166
4.50%, 07/20/49	12	12,183
4.50%, 08/20/49	3	3,055
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 07/20/52	$861	$832,704
4.50%, 08/20/52	3,851	3,724,433
4.50%, 04/20/53	3,189	3,082,600
4.50%, 06/20/53	1,653	1,597,788
4.50%, 12/19/54(h)	3,625	3,497,640
5.00%, 04/20/48	5	5,512
5.00%, 05/20/48	2	2,410
5.00%, 11/20/48	2	1,798
5.00%, 12/20/48	4	3,851
5.00%, 01/20/49	20	19,456
5.00%, 06/20/49	283	282,727
5.00%, 07/20/52	216	213,120
5.00%, 09/20/52	1,578	1,560,045
5.00%, 04/20/53	2,318	2,288,122
5.00%, 07/20/53	3,954	3,902,848
5.00%, 12/15/54(h)	8,077	7,959,657
5.50%, 12/20/52	2,388	2,397,027
5.50%, 01/20/53	101	101,654
5.50%, 03/20/53	2,155	2,161,096
5.50%, 04/20/53	2,329	2,335,614
5.50%, 06/20/53	525	526,724
5.50%, 07/20/53	615	619,849
5.50%, 08/20/54	2,703	2,708,545
5.50%, 12/15/54(h)	12,400	12,410,829
6.00%, 09/20/53	1,251	1,267,418
6.00%, 10/20/53	1,893	1,918,356
6.00%, 06/20/54	2,895	2,927,986
6.00%, 07/20/54	2,319	2,345,260
6.00%, 08/20/54	1,996	2,019,161
6.00%, 09/20/54	1,834	1,855,262
6.00%, 12/15/54(h)	4,450	4,494,678
6.50%, 07/20/54	4,010	4,082,467
6.50%, 08/20/54	2,866	2,915,676
6.50%, 12/15/54(h)	3,741	3,803,521
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	416	365,292
1.50%, 10/01/36	350	306,574
1.50%, 11/01/36	230	202,336
1.50%, 02/01/37	2,317	2,026,482
1.50%, 03/01/37	3,302	2,883,170
1.50%, 04/01/37	550	480,295
1.50%, 08/01/37	310	270,754
1.50%, 12/17/39(h)	4,631	4,038,534
1.50%, 11/01/50	415	318,618
1.50%, 02/01/51	3,177	2,434,254
1.50%, 04/01/51	1,109	850,140
1.50%, 05/01/51	2,117	1,622,486
1.50%, 07/01/51	4,243	3,252,074
1.50%, 11/01/51	1,436	1,099,720
1.50%, 04/01/52	438	335,663
2.00%, 12/01/35	1,396	1,260,175
2.00%, 02/01/36	4,009	3,625,535
2.00%, 03/01/36	614	554,236
2.00%, 05/01/36	1,324	1,196,417
2.00%, 06/01/36	1,198	1,080,523
2.00%, 08/01/36	1,060	954,806
2.00%, 09/01/36	1,786	1,606,381
2.00%, 10/01/36	507	455,883
2.00%, 11/01/36	1,051	946,610
2.00%, 12/01/36	1,419	1,275,154
2.00%, 01/01/37	3,013	2,710,706

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 02/01/37	$5,334	$4,793,436
2.00%, 03/01/37	2,593	2,326,485
2.00%, 04/01/37	7,314	6,559,500
2.00%, 05/01/37	2,827	2,536,257
2.00%, 06/01/37	2,061	1,848,458
2.00%, 12/17/39(h)	6,836	6,130,149
2.00%, 06/01/50	3,005	2,435,277
2.00%, 07/01/50	1,193	966,299
2.00%, 08/01/50	757	616,071
2.00%, 09/01/50	3,617	2,930,199
2.00%, 10/01/50	2,521	2,042,124
2.00%, 11/01/50	3,915	3,164,923
2.00%, 12/01/50	7,600	6,188,546
2.00%, 01/01/51	3,494	2,832,321
2.00%, 02/01/51	2,856	2,312,705
2.00%, 03/01/51	4,229	3,419,458
2.00%, 04/01/51	11,904	9,620,004
2.00%, 05/01/51	11,671	9,431,592
2.00%, 06/01/51	3,793	3,074,686
2.00%, 07/01/51	4,359	3,522,385
2.00%, 08/01/51	5,300	4,271,032
2.00%, 09/01/51	1,694	1,364,381
2.00%, 10/01/51	13,392	10,820,221
2.00%, 11/01/51	9,415	7,602,070
2.00%, 12/01/51	5,944	4,802,102
2.00%, 01/01/52	8,475	6,836,852
2.00%, 02/01/52	15,570	12,517,495
2.00%, 03/01/52	369	296,206
2.00%, 03/01/52(i)	27,636	22,206,576
2.00%, 05/01/52	21,576	17,349,028
2.00%, 12/13/53(h)	10,675	8,549,956
2.50%, 01/01/32	58	54,928
2.50%, 04/01/32	259	245,711
2.50%, 06/01/32	103	96,939
2.50%, 01/01/33	46	44,485
2.50%, 11/01/34	331	305,392
2.50%, 07/01/35	455	422,984
2.50%, 10/01/35	1,882	1,745,484
2.50%, 03/01/36	779	721,087
2.50%, 05/01/36	1,610	1,486,940
2.50%, 06/01/36	401	369,866
2.50%, 07/01/36	1,533	1,415,105
2.50%, 08/01/36	290	268,108
2.50%, 03/01/37	941	867,547
2.50%, 04/01/37	1,069	986,386
2.50%, 05/01/37	1,870	1,720,269
2.50%, 06/01/37	786	723,347
2.50%, 12/17/39(h)	12,188	11,220,959
2.50%, 04/01/47	12	10,293
2.50%, 05/01/50	2,140	1,811,802
2.50%, 06/01/50	78	65,865
2.50%, 07/01/50	209	178,815
2.50%, 08/01/50	224	191,471
2.50%, 09/01/50	1,415	1,203,567
2.50%, 10/01/50	544	462,144
2.50%, 11/01/50	6,822	5,799,898
2.50%, 12/01/50	6,248	5,248,564
2.50%, 01/01/51	957	808,123
2.50%, 02/01/51	1,533	1,294,582
2.50%, 03/01/51	1,724	1,459,107
2.50%, 04/01/51	271	227,592
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 07/01/51	$1,139	$960,630
2.50%, 08/01/51	8,618	7,293,360
2.50%, 09/01/51	11,402	9,600,119
2.50%, 10/01/51	13,705	11,582,041
2.50%, 11/01/51	5,693	4,794,710
2.50%, 12/01/51	17,639	14,868,126
2.50%, 01/01/52	16,657	14,032,912
2.50%, 02/01/52	14,585	12,266,201
2.50%, 03/01/52	8,143	6,844,319
2.50%, 04/01/52	4,513	3,797,160
2.50%, 05/01/52	1,936	1,626,816
2.50%, 07/01/52	3,514	2,951,006
2.50%, 12/12/54(h)	4,675	3,911,894
3.00%, 03/01/30	632	614,540
3.00%, 01/01/31	31	29,482
3.00%, 08/01/32	62	59,227
3.00%, 10/01/33	26	24,838
3.00%, 07/01/34	6	6,056
3.00%, 09/01/34	43	40,493
3.00%, 11/01/34	21	20,104
3.00%, 12/01/34	51	48,371
3.00%, 03/01/35	160	152,118
3.00%, 07/01/35	129	122,731
3.00%, 10/01/35	424	403,012
3.00%, 04/01/37	1,233	1,161,307
3.00%, 07/01/37	675	638,697
3.00%, 12/17/39(h)	8,918	8,392,838
3.00%, 07/01/46	381	340,728
3.00%, 11/01/46	794	708,142
3.00%, 12/01/46	378	337,291
3.00%, 12/01/47	161	143,486
3.00%, 01/01/48	61	54,247
3.00%, 03/01/48	1,058	943,896
3.00%, 11/01/48	114	101,564
3.00%, 02/01/49	3,896	3,485,834
3.00%, 09/01/49	9	8,116
3.00%, 11/01/49	7	6,215
3.00%, 12/01/49	86	76,109
3.00%, 02/01/50	1,610	1,423,806
3.00%, 03/01/50	140	124,292
3.00%, 04/01/50	67	59,147
3.00%, 06/01/50	3,285	2,883,480
3.00%, 07/01/50	2,231	1,970,025
3.00%, 08/01/50	1,724	1,533,253
3.00%, 09/01/50	512	451,653
3.00%, 10/01/50	3,845	3,374,952
3.00%, 11/01/50	891	785,951
3.00%, 12/01/50	415	366,368
3.00%, 01/01/51	1,106	977,711
3.00%, 04/01/51	6,999	6,110,765
3.00%, 05/01/51	3,091	2,734,191
3.00%, 06/01/51	9,769	8,603,735
3.00%, 07/01/51	4,349	3,836,628
3.00%, 08/01/51	893	791,630
3.00%, 11/01/51	508	445,832
3.00%, 01/01/52	3,421	2,986,668
3.00%, 02/01/52	2,142	1,893,061
3.00%, 03/01/52	6,939	6,094,294
3.00%, 04/01/52	8,694	7,642,538
3.00%, 05/01/52	2,715	2,383,348
3.00%, 07/01/52	2,385	2,083,823

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 12/12/54(h)	$2,775	$2,418,557
3.50%, 06/01/33	16	15,234
3.50%, 11/01/33	13	12,329
3.50%, 02/01/34	318	307,856
3.50%, 07/01/34	11	10,790
3.50%, 08/01/34	9	8,784
3.50%, 01/01/35	13	12,507
3.50%, 12/17/39(h)	6,447	6,174,862
3.50%, 09/01/42	2,298	2,143,336
3.50%, 07/01/45	3,810	3,535,278
3.50%, 08/01/45	37	34,590
3.50%, 01/01/46	85	79,266
3.50%, 09/01/46	357	330,929
3.50%, 01/01/47	51	47,192
3.50%, 07/01/47	1,691	1,573,753
3.50%, 08/01/47	11	9,727
3.50%, 10/01/47	1,026	945,359
3.50%, 11/01/47	254	234,409
3.50%, 01/01/48	1,841	1,696,939
3.50%, 02/01/48	748	689,440
3.50%, 04/01/48	58	53,086
3.50%, 07/01/48	155	142,853
3.50%, 11/01/48	9	8,523
3.50%, 01/01/49	103	94,588
3.50%, 02/01/49	264	243,944
3.50%, 03/01/49	736	678,028
3.50%, 06/01/49	2,443	2,250,659
3.50%, 08/01/49	914	842,417
3.50%, 09/01/49	1,988	1,823,516
3.50%, 04/01/50	144	132,421
3.50%, 05/01/50	4,964	4,559,983
3.50%, 06/01/50	285	261,469
3.50%, 07/01/50	431	395,191
3.50%, 02/01/51	4,080	3,742,604
3.50%, 10/01/51	766	705,315
3.50%, 04/01/52	4,578	4,178,062
3.50%, 05/01/52	11,455	10,424,972
3.50%, 06/01/52	5,291	4,846,336
3.50%, 07/01/52	1,824	1,661,478
3.50%, 12/12/54(h)	3,028	2,744,514
4.00%, 07/01/33	9	8,885
4.00%, 08/01/37	198	192,423
4.00%, 09/01/37	270	262,488
4.00%, 11/01/37	387	376,836
4.00%, 02/01/38	204	198,528
4.00%, 05/01/38	179	173,798
4.00%, 11/01/38	111	107,777
4.00%, 12/15/39(h)	5,275	5,125,713
4.00%, 01/01/46	240	229,718
4.00%, 10/01/46	7	7,103
4.00%, 07/01/47	1,596	1,516,142
4.00%, 08/01/47	303	289,722
4.00%, 09/01/47	357	338,602
4.00%, 05/01/48	2,124	2,016,414
4.00%, 09/01/48	2,356	2,236,478
4.00%, 10/01/48	5	4,402
4.00%, 12/01/48	2	2,272
4.00%, 01/01/49	1,271	1,206,248
4.00%, 03/01/49	1,450	1,375,760
4.00%, 05/01/49	14	12,831
4.00%, 06/01/49	14	13,176
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 07/01/49	$1,950	$1,851,532
4.00%, 11/01/49	256	242,030
4.00%, 12/01/49	9	8,070
4.00%, 01/01/50	79	74,972
4.00%, 04/01/50	1,725	1,633,698
4.00%, 05/01/50	1,022	968,019
4.00%, 05/01/51	250	237,397
4.00%, 04/01/52	582	547,294
4.00%, 05/01/52	1,387	1,305,052
4.00%, 06/01/52	1,556	1,461,990
4.00%, 07/01/52	3,471	3,266,260
4.00%, 08/01/52	3,615	3,396,588
4.00%, 09/01/52	525	492,593
4.00%, 10/01/52	658	621,358
4.00%, 12/01/52	4,976	4,662,298
4.00%, 02/01/53	4,006	3,799,290
4.00%, 12/12/54(h)	12,825	11,993,530
4.50%, 12/15/39(h)	25	24,705
4.50%, 10/01/47	8	8,110
4.50%, 08/01/48	20	19,426
4.50%, 10/01/48	384	374,759
4.50%, 11/01/48	16	16,160
4.50%, 12/01/48	19	18,665
4.50%, 01/01/49	58	56,996
4.50%, 02/01/49	78	76,233
4.50%, 04/01/49	147	143,755
4.50%, 05/01/49	10	9,940
4.50%, 09/01/50	1,179	1,149,900
4.50%, 05/01/52	418	408,774
4.50%, 06/01/52	1,994	1,919,515
4.50%, 07/01/52	210	203,160
4.50%, 08/01/52	1,712	1,654,513
4.50%, 09/01/52	3,783	3,656,060
4.50%, 10/01/52	8,275	8,003,851
4.50%, 11/01/52	1,030	990,819
4.50%, 12/01/52	4,217	4,094,299
4.50%, 08/01/53	935	902,624
4.50%, 12/12/54(h)	7,795	7,484,550
5.00%, 06/01/48	116	116,217
5.00%, 04/01/49	10	9,990
5.00%, 12/01/49	335	334,137
5.00%, 08/01/52	383	378,064
5.00%, 09/01/52	801	793,238
5.00%, 10/01/52	790	781,076
5.00%, 11/01/52	1,881	1,854,980
5.00%, 12/01/52	1,087	1,075,511
5.00%, 01/01/53	7,517	7,410,373
5.00%, 03/01/53	565	559,514
5.00%, 04/01/53	2,117	2,079,305
5.00%, 05/01/53	612	600,435
5.00%, 06/01/53	1,332	1,317,501
5.00%, 08/01/53	4,901	4,809,691
5.00%, 02/01/54	2,180	2,139,606
5.00%, 12/12/54(h)	12,475	12,240,334
5.50%, 09/01/52	439	445,652
5.50%, 11/01/52	589	593,581
5.50%, 12/01/52	2,245	2,265,782
5.50%, 01/01/53	2,257	2,281,826
5.50%, 02/01/53	2,810	2,817,878
5.50%, 03/01/53	2,285	2,301,176
5.50%, 04/01/53	6,078	6,103,269

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 05/01/53	$3,420	$3,417,328
5.50%, 06/01/53	515	519,210
5.50%, 07/01/53	1,916	1,926,361
5.50%, 08/01/53	2,123	2,120,492
5.50%, 09/01/53	3,637	3,632,931
5.50%, 03/01/54	2,936	2,936,829
5.50%, 04/01/54	1,063	1,065,824
5.50%, 05/01/54	997	999,574
5.50%, 08/01/54	2,349	2,351,231
5.50%, 11/01/54	2,801	2,822,174
5.50%, 12/15/54(h)	6,351	6,343,205
6.00%, 01/01/53	480	495,215
6.00%, 06/01/53	269	274,016
6.00%, 07/01/53	1,159	1,172,864
6.00%, 08/01/53	6,351	6,499,746
6.00%, 09/01/53	3,817	3,889,792
6.00%, 11/01/53	3,145	3,202,645
6.00%, 12/01/53	628	640,516
6.00%, 02/01/54	389	396,096
6.00%, 03/01/54	699	708,481
6.00%, 04/01/54	1,888	1,918,430
6.00%, 05/01/54	5,039	5,127,076
6.00%, 07/01/54	658	671,133
6.00%, 08/01/54	8,468	8,593,647
6.00%, 09/01/54	2,214	2,265,346
6.00%, 10/01/54	1,887	1,909,564
6.00%, 12/15/54(h)	3,850	3,895,056
6.50%, 09/01/53	883	905,477
6.50%, 10/01/53	4,191	4,333,376
6.50%, 11/01/53	3,126	3,204,366
6.50%, 12/01/53	4,571	4,728,790
6.50%, 01/01/54	3,908	4,046,002
6.50%, 02/01/54	1,216	1,260,163
6.50%, 03/01/54	825	860,287
6.50%, 04/01/54	748	775,420
6.50%, 07/01/54	864	889,590
6.50%, 08/01/54	3,059	3,155,790
6.50%, 09/01/54	494	508,244
6.50%, 12/15/54(h)	4,025	4,120,383
		967,760,746
U.S. Government Agency Obligations — 0.1%
Federal Home Loan Banks, 3.25%, 11/16/28(b)	510	495,049
Federal Home Loan Mortgage Corp.,Series 1, 0.00% 11/15/38(c)	20	10,269
Federal National Mortgage Association
5.63%, 07/15/37	2,142	2,376,894
6.21%, 08/06/38	110	128,613
6.25%, 05/15/29	378	411,178
6.63%, 11/15/30	440	496,673
7.13%, 01/15/30	750	852,767
		4,771,443
U.S. Government Obligations — 43.0%
U.S. Treasury Note/Bond
0.25%, 10/31/25	8,390	8,080,946
0.38%, 11/30/25	7,650	7,353,861
0.38%, 12/31/25	7,300	6,995,738
0.38%, 01/31/26	10,250	9,791,953
0.38%, 09/30/27	5,400	4,865,063
0.50%, 02/28/26	6,250	5,964,111
0.50%, 04/30/27	2,350	2,155,023
Security	Par (000)	Value
U.S. Government Obligations (continued)
0.50%, 05/31/27	$1,100	$1,005,727
0.50%, 06/30/27	1,900	1,732,563
0.50%, 08/31/27	6,300	5,714,297
0.50%, 10/31/27	9,250	8,341,621
0.63%, 07/31/26	3,000	2,827,734
0.63%, 03/31/27	1,000	922,813
0.63%, 11/30/27	7,450	6,725,371
0.63%, 12/31/27	10,300	9,274,023
0.63%, 05/15/30	1,800	1,497,516
0.63%, 08/15/30	7,300	6,020,789
0.75%, 04/30/26	3,240	3,084,834
0.75%, 05/31/26	1,350	1,282,025
0.75%, 08/31/26	7,000	6,595,039
0.75%, 01/31/28	6,300	5,676,398
0.88%, 06/30/26	7,590	7,202,198
0.88%, 09/30/26	5,700	5,369,133
0.88%, 11/15/30	7,090	5,903,533
1.00%, 07/31/28	5,000	4,478,125
1.13%, 10/31/26	1,500	1,416,152
1.13%, 02/28/27	2,850	2,666,531
1.13%, 02/29/28	4,000	3,640,000
1.13%, 08/31/28	8,750	7,853,809
1.13%, 02/15/31	14,700	12,361,781
1.13%, 05/15/40	5,900	3,745,578
1.13%, 08/15/40	9,500	5,977,578
1.25%, 11/30/26	7,200	6,800,344
1.25%, 12/31/26	8,600	8,105,500
1.25%, 03/31/28	7,100	6,472,648
1.25%, 04/30/28	5,100	4,639,406
1.25%, 05/31/28	4,700	4,267,086
1.25%, 06/30/28	7,770	7,037,920
1.25%, 09/30/28	12,200	10,973,328
1.25%, 08/15/31	12,400	10,336,562
1.25%, 05/15/50	8,550	4,372,523
1.38%, 08/31/26	375	357,319
1.38%, 10/31/28	5,000	4,510,547
1.38%, 12/31/28	5,750	5,167,363
1.38%, 11/15/31	21,520	17,972,562
1.38%, 11/15/40	7,250	4,731,758
1.38%, 08/15/50	4,720	2,485,375
1.50%, 08/15/26	3,550	3,393,162
1.50%, 01/31/27	13,900	13,138,758
1.50%, 11/30/28	5,300	4,795,672
1.50%, 02/15/30	4,200	3,695,016
1.63%, 02/15/26	3,975	3,850,471
1.63%, 05/15/26	6,500	6,260,313
1.63%, 10/31/26	3,500	3,337,305
1.63%, 11/30/26	2,800	2,665,250
1.63%, 05/15/31	8,500	7,312,656
1.63%, 11/15/50	6,100	3,433,156
1.75%, 12/31/26	4,750	4,524,746
1.75%, 01/31/29	7,200	6,557,063
1.75%, 08/15/41	8,400	5,742,188
1.88%, 06/30/26	1,175	1,133,049
1.88%, 02/28/27	5,800	5,518,609
1.88%, 02/28/29	4,400	4,023,594
1.88%, 02/15/32	10,600	9,122,625
1.88%, 02/15/41	7,700	5,434,516
1.88%, 02/15/51	7,800	4,684,875
1.88%, 11/15/51	7,750	4,618,516
2.00%, 11/15/26	4,150	3,982,379

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.00%, 11/15/41	$6,900	$4,884,984
2.00%, 02/15/50	4,450	2,772,211
2.00%, 08/15/51	7,000	4,321,406
2.13%, 05/31/26	800	775,531
2.25%, 11/15/25	8,600	8,429,344
2.25%, 03/31/26	275	267,813
2.25%, 02/15/27	5,900	5,664,922
2.25%, 08/15/27	2,100	2,000,414
2.25%, 11/15/27	5,070	4,809,766
2.25%, 05/15/41	6,300	4,707,281
2.25%, 08/15/46	6,855	4,698,888
2.25%, 08/15/49	3,400	2,253,031
2.25%, 02/15/52	7,850	5,135,617
2.38%, 05/15/27	4,650	4,460,367
2.38%, 03/31/29	6,200	5,778,109
2.38%, 05/15/29	6,090	5,669,885
2.38%, 02/15/42	7,250	5,435,384
2.38%, 11/15/49	3,690	2,510,930
2.38%, 05/15/51	6,000	4,054,688
2.50%, 02/28/26	5,400	5,283,141
2.50%, 03/31/27	3,400	3,278,078
2.50%, 02/15/45	2,250	1,649,883
2.50%, 02/15/46	6,050	4,383,414
2.50%, 05/15/46	4,950	3,574,828
2.63%, 12/31/25	4,800	4,713,563
2.63%, 01/31/26	350	343,355
2.63%, 05/31/27	5,800	5,593,828
2.63%, 02/15/29	5,215	4,922,064
2.63%, 07/31/29	2,000	1,877,031
2.75%, 04/30/27	4,000	3,874,375
2.75%, 07/31/27	7,000	6,758,828
2.75%, 02/15/28	4,225	4,054,020
2.75%, 05/31/29	4,700	4,440,398
2.75%, 08/15/32	11,000	9,997,969
2.75%, 08/15/42	1,475	1,165,480
2.75%, 11/15/42	3,425	2,695,047
2.75%, 08/15/47	4,300	3,211,563
2.75%, 11/15/47	5,500	4,099,219
2.88%, 11/30/25	3,100	3,054,711
2.88%, 05/15/28	7,058	6,780,810
2.88%, 08/15/28	6,900	6,607,289
2.88%, 04/30/29	5,440	5,176,500
2.88%, 05/15/32	10,100	9,290,422
2.88%, 05/15/43	1,600	1,276,000
2.88%, 08/15/45	3,395	2,648,100
2.88%, 11/15/46	3,800	2,925,406
2.88%, 05/15/49	1,435	1,085,667
2.88%, 05/15/52	7,610	5,722,958
3.00%, 10/31/25	1,200	1,185,094
3.00%, 05/15/42	170	140,144
3.00%, 11/15/44	1,600	1,281,250
3.00%, 05/15/45	1,285	1,025,390
3.00%, 11/15/45	4,400	3,496,625
3.00%, 02/15/47	4,475	3,512,176
3.00%, 05/15/47	3,900	3,054,188
3.00%, 02/15/48	13,400	10,443,625
3.00%, 08/15/48	3,855	2,996,660
3.00%, 02/15/49	2,225	1,725,418
3.00%, 08/15/52	8,700	6,713,953
3.13%, 08/31/27	3,000	2,923,125
3.13%, 11/15/28	275	265,289
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.13%, 08/31/29	$6,900	$6,613,758
3.13%, 11/15/41	825	698,801
3.13%, 02/15/42	1,000	843,281
3.13%, 02/15/43	2,500	2,078,906
3.13%, 08/15/44	1,600	1,310,250
3.13%, 05/15/48	10,450	8,320,812
3.25%, 06/30/27	4,700	4,600,859
3.25%, 06/30/29	5,500	5,306,641
3.25%, 05/15/42	6,629	5,672,632
3.38%, 09/15/27	3,117	3,058,069
3.38%, 05/15/33	12,940	12,224,256
3.38%, 08/15/42	3,100	2,694,578
3.38%, 05/15/44	1,020	870,666
3.38%, 11/15/48	8,400	6,982,500
3.50%, 09/30/26	6,360	6,282,984
3.50%, 01/31/28	7,000	6,874,766
3.50%, 04/30/28	5,400	5,297,063
3.50%, 09/30/29	5,728	5,587,038
3.50%, 01/31/30	8,400	8,173,594
3.50%, 04/30/30	9,000	8,747,578
3.50%, 02/15/33	16,000	15,282,500
3.50%, 02/15/39	1,350	1,238,203
3.63%, 05/15/26	23,700	23,491,699
3.63%, 03/31/28	8,500	8,374,492
3.63%, 05/31/28	9,000	8,862,187
3.63%, 03/31/30	5,180	5,067,092
3.63%, 09/30/31	6,668	6,476,295
3.63%, 08/15/43	1,225	1,091,781
3.63%, 02/15/44	720	639,000
3.63%, 02/15/53	15,000	13,096,875
3.63%, 05/15/53	12,200	10,659,750
3.75%, 04/15/26	10,500	10,426,992
3.75%, 08/31/26	8,608	8,541,423
3.75%, 08/15/27	7,403	7,334,754
3.75%, 12/31/28	4,000	3,947,188
3.75%, 05/31/30	10,000	9,835,156
3.75%, 06/30/30	6,000	5,898,750
3.75%, 12/31/30	4,806	4,716,263
3.75%, 08/31/31	3,795	3,713,763
3.75%, 11/15/43	300	271,734
3.88%, 01/15/26	5,900	5,871,422
3.88%, 10/15/27	9,678	9,619,025
3.88%, 11/30/27	14,000	13,910,312
3.88%, 12/31/27	13,800	13,711,594
3.88%, 09/30/29	14,410	14,277,158
3.88%, 11/30/29	3,800	3,765,563
3.88%, 12/31/29	8,000	7,925,000
3.88%, 08/15/33	10,918	10,689,404
3.88%, 08/15/34	16,714	16,317,042
3.88%, 08/15/40	300	283,688
3.88%, 02/15/43	8,000	7,425,000
3.88%, 05/15/43	9,900	9,179,156
4.00%, 12/15/25	5,900	5,878,566
4.00%, 02/15/26	8,600	8,569,094
4.00%, 01/15/27	7,155	7,130,964
4.00%, 02/29/28	8,000	7,973,125
4.00%, 06/30/28	12,545	12,505,797
4.00%, 01/31/29	8,000	7,970,625
4.00%, 07/31/29	8,300	8,274,062
4.00%, 10/31/29	16,900	16,844,547
4.00%, 02/28/30	15,400	15,339,844

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.00%, 07/31/30	$4,349	$4,328,614
4.00%, 01/31/31	13,092	13,018,357
4.00%, 02/15/34	14,152	13,964,044
4.00%, 11/15/42	5,300	5,016,781
4.00%, 11/15/52	6,800	6,336,750
4.13%, 06/15/26	24,273	24,230,333
4.13%, 10/31/26	6,061	6,054,134
4.13%, 02/15/27	6,536	6,529,873
4.13%, 09/30/27	3,000	3,001,875
4.13%, 10/31/27	4,800	4,803,750
4.13%, 07/31/28	11,582	11,589,239
4.13%, 03/31/29	5,532	5,536,754
4.13%, 10/31/29	1,660	1,664,539
4.13%, 08/31/30	6,200	6,208,234
4.13%, 03/31/31	4,537	4,540,545
4.13%, 07/31/31	12,122	12,129,576
4.13%, 10/31/31	9,000	9,008,437
4.13%, 11/15/32	4,200	4,200,656
4.13%, 08/15/44	6,996	6,673,528
4.13%, 08/15/53	5,897	5,633,478
4.25%, 12/31/25	3,000	2,996,250
4.25%, 03/15/27	7,278	7,293,352
4.25%, 02/28/29	7,000	7,044,844
4.25%, 06/30/29	10,000	10,067,969
4.25%, 02/28/31	5,200	5,241,031
4.25%, 06/30/31	11,639	11,731,748
4.25%, 11/15/34	9,280	9,339,450
4.25%, 05/15/39	1,200	1,191,938
4.25%, 11/15/40	250	246,875
4.25%, 02/15/54	13,899	13,601,475
4.25%, 08/15/54	10,891	10,674,882
4.38%, 07/31/26	10,867	10,892,894
4.38%, 08/15/26	21,165	21,221,220
4.38%, 12/15/26	15,613	15,671,950
4.38%, 07/15/27	9,810	9,870,546
4.38%, 08/31/28	11,011	11,112,508
4.38%, 11/30/28	7,600	7,677,188
4.38%, 11/30/30	6,000	6,085,781
4.38%, 05/15/34	17,794	18,069,251
4.38%, 02/15/38	2,400	2,433,000
4.38%, 11/15/39	150	150,656
4.38%, 05/15/40	250	250,859
4.38%, 05/15/41	500	500,547
4.38%, 08/15/43	3,963	3,927,705
4.50%, 11/15/25	6,000	6,006,328
4.50%, 03/31/26	847	849,250
4.50%, 07/15/26	22,319	22,410,543
4.50%, 04/15/27	9,484	9,558,835
4.50%, 05/15/27	9,182	9,258,756
4.50%, 05/31/29	7,073	7,189,041
4.50%, 11/15/33	16,210	16,612,717
4.50%, 02/15/36	900	931,078
4.50%, 05/15/38	7,400	7,585,000
4.50%, 08/15/39	2,000	2,037,500
4.50%, 02/15/44	7,206	7,239,778
4.63%, 02/28/26	1,892	1,899,021
4.63%, 03/15/26	7,560	7,590,713
4.63%, 06/30/26	3,796	3,818,390
4.63%, 09/15/26	3,768	3,794,641
4.63%, 10/15/26	3,939	3,969,158
4.63%, 11/15/26	5,825	5,872,783
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.63%, 06/15/27	$7,994	$8,090,178
4.63%, 09/30/28	10,937	11,140,360
4.63%, 04/30/29	9,000	9,194,766
4.63%, 09/30/30	6,255	6,425,058
4.63%, 04/30/31	5,212	5,362,252
4.63%, 05/31/31	5,000	5,144,141
4.63%, 02/15/40	250	257,813
4.63%, 05/15/44	7,512	7,668,109
4.63%, 05/15/54	8,284	8,627,009
4.75%, 02/15/37	500	526,328
4.75%, 11/15/43	7,211	7,493,806
4.75%, 11/15/53	7,760	8,219,538
4.88%, 11/30/25	324	325,544
4.88%, 04/30/26	2,605	2,626,573
4.88%, 05/31/26	3,023	3,049,806
4.88%, 10/31/28	3,531	3,629,482
4.88%, 10/31/30	5,000	5,201,563
5.00%, 05/15/37	2,400	2,584,125
5.38%, 02/15/31	1,000	1,067,969
6.13%, 08/15/29	1,000	1,085,078
6.25%, 05/15/30	100	110,305
6.38%, 08/15/27	800	844,250
		1,621,580,396
Total U.S. Government & Agency Obligations — 68.8% (Cost: $2,745,516,780)		2,594,112,585
Total Long-Term Investments — 98.8% (Cost: $3,924,329,525)		3,725,224,548
	Shares
Short-Term Securities
Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(j)(k)	183,273,415	183,365,052
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(j)(k)(l)	100,000	100,000
Total Short-Term Securities — 4.9% (Cost: $183,389,862)		183,465,052
Total Investments Before TBA Sales Commitments — 103.7% (Cost: $4,107,719,387)		3,908,689,600
	Par (000)
TBA Sales Commitments(h)
Mortgage-Backed Securities — (0.1)%
Uniform Mortgage-Backed Securities
5.50%, 12/15/54	(3,625)	(3,620,551)

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 12/15/54	(1,875)	$(1,896,943)
Total TBA Sales Commitments — (0.1)% (Proceeds: $(5,479,980))		(5,517,494)
Total Investments, Net of TBA Sales Commitments — 103.6% (Cost: $4,102,239,407)		3,903,172,106
Liabilities in Excess of Other Assets — (3.6)%		(135,181,233)
Net Assets — 100.0%		$3,767,990,873

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Perpetual security with no stated maturity date.
(h)	Represents or includes a TBA transaction.
(i)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$206,517,523	$—	$(23,137,518)(a)	$6,051	$(21,004)	$183,365,052	183,273,415	$6,909,425	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	42,473,063	—	(42,373,063)(a)	—	—	100,000	100,000	61,038 (b)	—
				$6,051	$(21,004)	$183,465,052		$6,970,463	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF

Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$17,855,794	$—	$17,855,794
Collateralized Mortgage Obligations	—	38,706,313	—	38,706,313
Corporate Bonds & Notes	—	944,531,680	—	944,531,680
Foreign Government Obligations	—	129,885,588	—	129,885,588
Municipal Debt Obligations	—	132,588	—	132,588
U.S. Government & Agency Obligations	—	2,594,112,585	—	2,594,112,585
Short-Term Securities
Money Market Funds	183,465,052	—	—	183,465,052
Liabilities
Investments
TBA Sales Commitments	—	(5,517,494)	—	(5,517,494)
	$183,465,052	$3,719,707,054	$—	$3,903,172,106

Portfolio Abbreviation
BAB	Build America Bond
CMT	Constant Maturity Treasury
GO	General Obligation
LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust
SCA	Svenska Celluosa Aktiebolaget
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced